Securities Act of 1933 File No.: 333-297792

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.:
Post-Effective Amendment No.: 1

BNY MELLON ETF TRUST II
(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices)

(212) 922-6000
(Area Code and Telephone Number)

Jeff Prusnofsky, Esq.
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Copy to:

Beau Yanoshik, Esq.
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

BNY MELLON INTERNATIONAL FUND
BNY MELLON SMALL CAP MULTI-STRATEGY FUND

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
1-800-373-9387
www.bny.com/investments/us/en/intermediary/products/bny-mellon
Dear Shareholder:
A special joint meeting of shareholders of BNY Mellon International Fund and BNY Mellon Small Cap Multi-Strategy Fund (each, a “Fund” and together, the “Funds”), each a separate series of BNY Mellon Funds Trust (the “Fund Trust”), will be held in a virtual meeting format on Tuesday, October 20, 2026, at 10:00 a.m. Eastern time.  As a shareholder of your Fund(s), you are being asked to vote on an Agreement and Plan of Reorganization providing for the reorganization of your Fund, a mutual fund, into the corresponding newly organized acquiring fund set forth below (each, an “Acquiring ETF” and together, the “Acquiring ETFs”), an exchange-traded fund (“ETF”).
Fund	Acquiring ETF
BNY Mellon International Fund	BNY Mellon Active International Equity ETF
BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon Small Cap ETF

As described in more detail below, if the reorganization with respect to a Fund is approved, the Fund’s shareholders will receive corresponding Acquiring ETF shares (and cash in lieu of fractional shares, if any), cash, or Wealth shares of Dreyfus Government Cash Management, a government money market fund, in exchange for their Fund shares.  If you hold your Fund shares through an account that is not permitted to hold Acquiring ETF shares (a “Non-Qualifying Account”), including through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of an ETF on its platform, please see additional information below.
Shareholders of record of each Fund at the close of business on August 26, 2026 will be asked to vote to approve the proposed Agreement and Plan of Reorganization with respect to their Fund.  Shareholders of each Fund will vote separately with respect to their Fund.  The reorganization of a Fund is not conditioned upon shareholders of the other Fund approving the reorganization of their Fund. If approved by shareholders, the reorganizations are expected to close after the close of business on or about December 11, 2026 (the “Closing Date”).  As discussed in the Combined Prospectus/Proxy Statement, if deemed advisable by management, a Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the reorganization. If a share split is effected, the Closing Date is expected to be after the close of business on or about December 18, 2026. Shareholders of BNY Mellon International Fund are encouraged to visit https://www.bny.com/internationalfund and shareholders of BNY Mellon Small Cap Multi-Strategy Fund are encouraged to visit https://www.bny.com/smallcapmultistrategy, which will inform shareholders if a share split will be effected for their Fund.
Each Fund is a series of the Fund Trust.  Each Acquiring ETF is a newly created series of BNY Mellon ETF Trust II (the “ETF Trust II”) that will commence operations upon the closing of the respective reorganization.  BNY Mellon Investment Adviser, Inc. (“BNYIA”) is the investment adviser to each Fund and BNY Mellon ETF Investment Adviser, LLC (“BNY ETF Adviser”), an affiliate of BNYIA, will serve as investment adviser to each Acquiring ETF.  Each Fund and the corresponding Acquiring ETF have the same investment objective and similar investment strategies.
Management of the Funds believes that the proposed reorganizations would permit each Fund’s shareholders to pursue the same investment goal in a corresponding ETF that has a lower management fee and an estimated lower total annual expense ratio than the Fund.  In addition, each Acquiring ETF will be subject to a unitary fee structure, which will require BNY ETF Adviser to pay the Acquiring ETF’s ordinary operating expenses without any increase in the management fee, and is expected to result in lower fees and expenses to shareholders.  Management also believes that, if the reorganizations are completed, Fund shareholders may benefit from certain potential advantages offered by ETFs, including greater tax efficiency, the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange, less cash drag on performance, more efficient portfolio management, and lower portfolio transaction costs.  As a result, Fund management recommended to the Fund Trust’s Board of Trustees that each Fund be reorganized into the corresponding Acquiring ETF.
If the Agreement and Plan of Reorganization is approved and consummated for a Fund, you will no longer be a shareholder of the respective Fund.  If you hold your Fund shares through an account that may hold Acquiring ETF shares (a “Qualifying Account”), such as accounts with an affiliated broker-dealer of BNYIA or BNY ETF Adviser or an unaffiliated broker-dealer, you will become a shareholder of the corresponding Acquiring ETF.  Each Acquiring ETF offers one class of shares.  Each shareholder of the Fund that holds his or her shares through a Qualifying Account at the time of the reorganization will receive shares of the corresponding Acquiring ETF with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Fund immediately before the reorganization.  In addition, approximately one to two business days before the respective reorganization, any fractional Fund shares held by shareholders through a Qualifying Account will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.  Each shareholder of a Fund that holds his or her Fund shares through a Non-Qualifying Account, such as accounts directly with the Fund at the Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows shareholders to hold mutual fund shares, will not become a shareholder of the corresponding Acquiring ETF.  Instead, each such shareholder will receive cash or Wealth shares of Dreyfus Government Cash Management as follows:
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If you hold Fund shares in an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., approximately three to four weeks before the reorganization you will receive cash equal in value to the aggregate net asset value of your Fund shares at such time.
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If you hold Fund shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the reorganization.
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If you hold Fund shares through a BNY-sponsored retirement account directly with a Fund at its transfer agent, approximately three to four weeks before the reorganization your Fund shares will be exchanged for Wealth shares of Dreyfus Government Cash Management equal in value to the aggregate net asset value of your Fund shares at such time.
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If you hold Fund shares through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or, if applicable, your financial intermediary may transfer your investment in a Fund to a different investment option prior to the reorganization.  If such shares are not redeemed or transferred prior to the reorganization, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the reorganization.

If you currently hold your Fund shares through an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., management will attempt to contact you to discuss available options, including the opportunity to establish a Qualifying Account with a BNY ETF Adviser affiliate.  Qualifying Accounts are offered by BNY Brokerage Services, an affiliate of BNYIA and BNY ETF Adviser.  To open a brokerage account with BNY Brokerage Services, please call 1-800-843-5466 or visit https://bnybrokerageaccount.netxinvestor.com/nxi/welcome.  If you are unsure about the ability of your account to accept Acquiring ETF shares (i.e., ETF shares), please call BNY Brokerage Services at 1-800-843-5466 or contact your financial advisor or other financial intermediary.
No sales charges or redemption fees will be imposed in connection with any of the reorganizations.  If the shareholders of a Fund do not approve the proposed Agreement and Plan of Reorganization, then the reorganization for that Fund will not be implemented and the Board of Trustees of the Fund Trust will consider what other actions, if any, may be appropriate.
After review, the Fund Trust’s Board of Trustees has unanimously approved each proposed reorganization.  In approving each reorganization, the Fund Trust’s Board of Trustees determined that the reorganization is in the best interests of each Fund and that the interests of the respective Fund’s shareholders will not be diluted as a result of the reorganization.  The Fund Trust’s Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal with respect to your Fund(s).  Your vote is extremely important, no matter how large or small your Fund holdings.  By voting promptly, you can help avoid additional costs that are incurred with follow-up letters and calls.
To vote, you may use any of the methods listed below.  If you own shares of more than one Fund, you will receive a separate proxy card with respect to each Fund for which you own shares.
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By Mail.  Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.
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Over the Internet.  Have your proxy card available.  Go to the website listed on the proxy card.  Enter your control number from your proxy card.  Follow the instructions on the website.
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By Telephone.  Have your proxy card available.  Call the toll-free number listed on the proxy card.  Enter your control number from your proxy card.  Follow the recorded instructions.
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At the Meeting.  You will not be able to attend the meeting in person, but you may attend the meeting virtually and vote over the Internet during the meeting.
Further information about the proposed reorganizations is contained in the enclosed materials, which you should review carefully before you vote.
If you are a BNY Wealth Client and have any questions, you should contact your account officer by calling 1-800-610-8229.  If you are a BNY Wealth Brokerage Client and have any questions, you should contact your financial advisor or call 1-800-830-0549 Option 2 for BNY Wealth Management Direct or 1-800-843-5466 for accounts held by BNY Brokerage Services. Holders of direct accounts should call 1-800-373-9387.
The meeting will be conducted over the Internet in a virtual meeting format only.  However, if it is determined that the meeting will be held in person, we will make an announcement in the manner discussed in the Notice of Special Joint Meeting of Shareholders.

We encourage you to vote over the Internet or by telephone using the number that appears on your proxy card.  If you later decide to attend the meeting virtually, you may revoke your proxy and vote your shares over the Internet during the meeting.  Whichever voting method you choose, please take the time to read the full text of the Combined Prospectus/Proxy Statement before you vote.
Thank you.
Sincerely,
Lisa Sampson President BNY Mellon Funds Trust
August 28, 2026

PROPOSED REORGANIZATION OF

BNY MELLON INTERNATIONAL FUND
(the “International Fund”)
BNY MELLON SMALL CAP MULTI-STRATEGY FUND
(the “Small Cap Fund”)
(each, a “Fund” and together, the “Funds”)

WITH AND INTO

BNY ACTIVE INTERNATIONAL EQUITY ETF
(the “International ETF”)
BNY MELLON SMALL CAP ETF
(the “Small Cap ETF”)
(each, an “Acquiring ETF” and together, the “Acquiring ETFs”)

QUESTIONS AND ANSWERS

The enclosed materials include a Combined Prospectus/Proxy Statement containing information you need to make an informed decision about the proposed reorganizations.  However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganizations.
What am i being asked to vote on?
It is proposed that each Fund, which is currently operated as a mutual fund, be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the corresponding Acquiring ETF, as set forth below.
Fund	Acquiring ETF
International Fund	International ETF
Small Cap Fund	Small Cap ETF
As a shareholder of your Fund, you are being asked to vote on an Agreement and Plan of Reorganization that provides for such reorganization with respect to your Fund.  Shareholders of each Fund will vote separately with respect to their Fund.  The reorganization of a Fund is not conditioned upon shareholders of the other Fund approving the reorganization of their Fund.  If a reorganization is approved by shareholders, the Fund will transfer its assets to the corresponding Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities.  As described in more detail below, in exchange for their Fund shares, each Fund’s shareholders will receive corresponding Acquiring ETF shares (and cash in lieu of fractional shares, if any), cash, or Wealth shares of Dreyfus Government Cash Management, a government money market fund advised by BNY Mellon Investment Adviser, Inc. (“BNYIA”), each Fund’s current investment adviser.  If you hold your Fund shares through an account that is not permitted to hold corresponding Acquiring ETF shares (a “Non-Qualifying Account”), including through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of an ETF on its platform, please see additional information below.  After the respective reorganization, each Fund will cease operations and will be terminated as a series of the BNY Mellon Funds Trust (the “Fund Trust”).

WHAT WILL HAPPEN TO MY INVESTMENT IN MY FUND IF THE PROPOSED REORGANIZATION OF THE FUND IS APPROVED AND I HOLD MY FUND SHARES IN AN ACCOUNT THAT MAY HOLD ACQUIRING ETF SHARES?
If the reorganization with respect to your Fund is approved, and you hold your Fund shares through an account that may hold Acquiring ETF shares (a “Qualifying Account”), such as an account with an affiliated broker-dealer of BNYIA or BNY Mellon ETF Investment Adviser, LLC (“BNY ETF Adviser”) or an unaffiliated broker-dealer, you will become a shareholder of the corresponding Acquiring ETF on or about December 11, 2026 (the “Closing Date”)1, and will no longer be a shareholder of your Fund.  You will receive shares of the corresponding Acquiring ETF with an aggregate net asset value equal to the aggregate net asset value of your investment in the Fund immediately before the reorganization.  In addition, approximately one to two business days before the reorganization, any fractional Fund shares you hold will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds to you in cash.
WHAT WILL HAPPEN TO MY INVESTMENT IN MY FUND IF THE PROPOSED REORGANIZATION OF THE FUND IS APPROVED AND I HOLD MY FUND SHARES IN AN ACCOUNT THAT IS NOT PERMITTED TO HOLD ACQUIRING ETF SHARES?
If the reorganization with respect to your Fund is approved and you hold your Fund shares through a Non-Qualifying Account, such as an account directly with the Fund at the Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will not receive corresponding Acquiring ETF shares in connection with the reorganization.  Instead, depending on the type of account through which you hold your Fund shares, you will either receive cash or Wealth shares of Dreyfus Government Cash Management.  Please see additional information below with respect to non-accommodating retirement accounts.  The redemption or transfer of your investment may be subject to tax.  More detail is provided below with respect to the types of accounts that cannot hold Acquiring ETF shares and what will happen if you own your investment in a Fund through such accounts.
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Non-Accommodating Brokerage Accounts:  If you hold Fund shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares.  If such a change is not made before the reorganization, you will not receive Acquiring ETF shares as part of the reorganization.  Instead, your investment will be redeemed, and you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the reorganization.

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Non-Accommodating Retirement Accounts:  If you hold Fund shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the reorganization.  If such shares are not redeemed or transferred prior to the reorganization, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the reorganization.

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As discussed in the Combined Prospectus/Proxy Statement, if deemed advisable by management, a Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the reorganization to approximate the net asset value per share of the corresponding Acquiring ETF. If a share split is effected, the Closing Date is expected to be after the close of business on or about December 18, 2026.
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Fund Direct Accounts:  If you hold Fund shares in an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., you should transfer your Fund shares to a brokerage account that can accept the Acquiring ETF shares.  If such a change is not made, you will not receive Acquiring ETF shares as part of the reorganization.  Instead, approximately three to four weeks before the reorganization, your investment will be redeemed, and you will receive cash equal in value to the aggregate net asset value of your Fund shares at such time.

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Fund Direct BNY-Sponsored Retirement Accounts:  If you hold Fund shares through a BNY-sponsored retirement account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., and do not take action to transfer the investment in the Fund to a different investment option or to a Qualifying Account, approximately three to four weeks before the reorganization your Fund shares will be exchanged for Wealth shares of Dreyfus Government Cash Management equal in value to the aggregate net asset value of your Fund shares at such time. To request a copy of Dreyfus Government Cash Management’s prospectus, please call 1-800-373-9387.
Please consult with your financial intermediary or tax advisor for more information on the impact that the respective reorganization would have on you and your investment.  If you are a BNY Wealth Client and have any questions, you should contact your account officer by calling 1-800-610-8229.  If you are a BNY Wealth Brokerage Client and have any questions, you should contact your financial advisor or call 1-800-830-0549 Option 2 for BNY Wealth Management Direct or 1-800-843-5466 for accounts held by BNY Brokerage Services. Holders of direct accounts should call 1-800-373-9387.  If you do not currently hold your Fund shares through a brokerage account that can hold Acquiring ETF shares, please see the information below for additional actions that you must take to receive Acquiring ETF shares as part of the reorganization.  If you are unsure about the ability of your account to accept Acquiring ETF shares (i.e., ETF shares), please call BNY Brokerage Services at 1-800-843-5466 or contact your financial advisor or other financial intermediary.
If you currently hold your Fund shares through an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., management will attempt to contact you to discuss available options, including the opportunity to establish a Qualifying Account with a BNY ETF Adviser affiliate.
HOW DO I TRANSFER MY FUND SHARES FROM A FUND DIRECT ACCOUNT TO A QUALIFYING ACCOUNT?
Transferring your shares from a fund direct account to a Qualifying Account should be a simple process.  Qualifying Accounts are offered by BNY Brokerage Services, an affiliate of BNYIA and BNY ETF Adviser, the Acquiring ETFs’ investment adviser.  To open a brokerage account with BNY Brokerage Services, please call 1-800-843-5466 or visit
https://bnybrokerageaccount.netxinvestor.com/nxi/welcome.

The sooner you initiate the transfer, the better.
HOW DO I TRANSFER MY FUND SHARES FROM A NON-ACCOMMODATING BROKERAGE ACCOUNT TO A BROKERAGE ACCOUNT THAT WILL ACCEPT ACQUIRING ETF SHARES?
The broker where you hold your Fund shares should be able to assist you in changing the characteristics of your brokerage account to a Qualifying Account.  Contact your broker to make the necessary changes to your account.  The sooner you initiate making these changes, the better.
DO THE ACQUIRING ETFs OFFER MULTIPLE CLASSES OF SHARES AND/OR ISSUE FRACTIONAL SHARES?
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Each Acquiring ETF offers one class of shares and does not issue fractional shares.  If a reorganization is approved by the respective Fund’s shareholders, Investor shares of the Fund will be converted into Class M shares of the Fund (without a charge) approximately three to four weeks before the reorganization.  In addition, approximately two weeks before the reorganization, a Fund may, if deemed advisable by management of BNYIA, effect a share split (either forward or reverse) to approximate the net asset value per share of the corresponding Acquiring ETF.  After such share split (if any), any fractional shares held by shareholders will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.  The redemption of fractional shares is expected to occur approximately one to two business days before the respective reorganization.  The distribution to shareholders of redemption proceeds, which is expected to be a small amount, will likely be a taxable event to shareholders who hold their shares in a taxable account and shareholders are encouraged to consult their tax advisors to determine the effect of such redemption.
HOW DO ACQUIRING ETF SHARES TRADE?
Individual shares of the International ETF may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems.  Individual shares of the Small Cap ETF may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares of the Acquiring ETFs after the respective reorganization, you will need to place a trade through a broker who will execute the trade on an exchange at prevailing market prices.  Shares of ETFs can only be purchased and redeemed directly from an ETF by authorized participants (“APs”), which are typically large financial institutions that agree to facilitate the secondary market for an ETF’s shares through the creation and redemption process (described herein).  Because Acquiring ETF shares will trade at market prices rather than at net asset value, Acquiring ETF shares may trade at a price less than (discount) or greater than (premium) an Acquiring ETF’s net asset value.  As with all ETFs, your broker may charge a commission for purchase and sale transactions, although ETFs trade with no transaction fees (NTF) on many platforms.
WHAT ARE SOME FEATURES OF ETFs THAT DIFFER FROM MUTUAL FUNDS?
The following are some unique features of ETFs as compared to mutual funds:
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Purchases and Sales of ETF Shares on an Exchange throughout the Day.  ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated net asset value per share at the end of the trading day, as is the case with mutual funds.  This means that when a shareholder decides to purchase or sell shares of the ETF, the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade.  The market price at which investors buy and sell ETF shares will fluctuate based on investor demand and may be higher or lower than the ETF’s net asset value per share, and may be higher or lower than the ETF’s next calculated net asset value at the close of the trading day.
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Sales only through a Broker.  Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring ETFs, are not purchased or sold at net asset value directly with the ETF.  Shares of the Acquiring ETFs may be acquired or redeemed directly from the Acquiring ETFs only in large blocks of shares (“creation units”), and only an AP may engage in creation or redemption transactions directly with the Acquiring ETFs.  Once created, shares of the Acquiring ETFs generally will trade in the secondary market in amounts less than a creation unit.  Acquiring ETF shares may only be purchased and sold on a stock exchange through a broker at market prices.  When buying and selling shares through a broker, a shareholder may incur brokerage or other
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charges determined by the broker, although ETFs trade with no transaction fees (NTF) on many platforms.  In addition, a shareholder of an ETF, such as the Acquiring ETFs, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).  The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors.
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Transparency.  Each Acquiring ETF will be a transparent ETF that operates with full transparency to its portfolio holdings.  Following the reorganization, each Acquiring ETF, like other transparent ETFs, will make its portfolio holdings public each day.  This holdings information, along with other information about the Acquiring ETF, will be available on the Acquiring ETF’s website www.bny.com/investments/us/en/intermediary/products/etf.
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Tax Efficiency.  In a mutual fund, when portfolio securities are sold, including in order to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund.  In contrast, many ETFs create and redeem their shares in-kind, which enables them to distribute appreciated securities in a redemption transaction without recognizing gain on those securities.  As a result, shareholders in an ETF that creates and redeems its shares in-kind are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares.  Each Acquiring ETF intends to create and redeem its shares primarily in-kind and take advantage of the potential for greater tax efficiency offered by the ETF structure.
The Acquiring ETFs are also subject to certain risks unique to operating as an ETF – see “DO THE FUNDS AND THE ACQUIRING ETFS HAVE SIMILAR INVESTMENT GOALS, STRATEGIES AND RISKS?” below for further information regarding such risks.
WHAT ARE THE EXPECTED BENEFITS OF THE PROPOSED REORGANIZATION OF MY FUND FOR ME?
The reorganizations will permit each Fund’s shareholders to pursue the same investment goal in an ETF that has a lower management fee and an estimated lower total annual expense ratio than the Fund.  In addition, each Acquiring ETF will be subject to a unitary fee structure, which will require BNY ETF Adviser to pay the Acquiring ETF’s ordinary operating expenses without any increase in the management fee, and is expected to result in lower fees and expenses to shareholders.  In addition, investing in an ETF may provide certain potential advantages compared to investing in a mutual fund, including greater tax efficiency, the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange, less cash drag on performance, more efficient portfolio management, and lower portfolio transaction costs.
An investment in an Acquiring ETF may have lower portfolio transactions costs and greater tax efficiency than an investment in the corresponding Fund.  A Fund may sell portfolio holdings when implementing its strategy or to meet shareholder redemption requests.  Selling portfolio holdings at a gain results in taxable distributions to Fund shareholders if there are no offsetting losses.  In addition, Fund shareholders pay taxes on the appreciation of their Fund shares when they are sold.  With respect to the Acquiring ETFs, APs will primarily purchase and redeem shares of the Acquiring ETF in exchange for a basket of securities, rather than cash.  These “in-kind” purchases and redemptions will permit an Acquiring ETF to avoid the usual transaction costs and market impact of cash transactions that the corresponding Fund typically experiences.  In addition, the Acquiring ETFs do not expect to incur capital gains on the in-kind disposition of portfolio holdings.  To the extent an Acquiring ETF sells portfolio holdings at a gain to implement its strategy or
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engage in cash transactions with APs, it will result in taxable distributions to Acquiring ETF’s shareholders if there are no offsetting losses, similar to the corresponding Fund.  In addition, similar to the Funds, Acquiring ETF investors will pay taxes on the appreciation of their Acquiring ETF shares when they are sold.  Management also believes that shareholders should benefit from more efficient portfolio management and certain operational efficiencies.  For example, ETFs are not required to redeem shares directly from retail shareholders and as a result, portfolio managers generally do not have to maintain a certain level of cash in order to maintain liquidity for redemptions, which may give the Acquiring ETFs’ portfolio managers more flexibility to keep the portfolio more fully invested than a typical mutual fund.  Finally, ETF shares are bought and sold on a national securities exchange, which will give ETF investors the ability to buy or sell Acquiring ETF shares throughout the day at the current market price.  Mutual funds, like the Funds, are bought and redeemed at the net asset value determined at the end of the trading day.  The potential benefits of the reorganizations are described in greater detail in the enclosed Combined Prospectus/Proxy Statement.  While operating as an ETF offers potential benefits, it also subjects the Acquiring ETFs to certain unique risks – see “DO THE FUNDS AND THE ACQUIRING ETFS HAVE SIMILAR INVESTMENT GOALS, STRATEGIES AND RISKS?” below for further information regarding such risks.
WHO WILL MANAGE THE ACQUIRING ETFS FOLLOWING THE REORGANIZATIONS?
If the reorganizations are approved and consummated, the Funds’ current investment adviser, BNYIA, will be replaced by BNY ETF Adviser, an affiliate of BNYIA, as the corresponding Acquiring ETFs’ investment adviser.  The Funds’ current sub-adviser, Newton Investment Management North America LLC (“NIMNA”) will serve as sub-adviser to each Acquiring ETF.  The primary portfolio manager(s) of each Fund and Acquiring ETF are set forth in the chart below.  NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“Newton Limited”), which enables Newton Limited to provide certain advisory services to NIMNA for the benefit of the Funds, including, but not limited to, portfolio management services (the “Advisory Services”). Newton Limited also will serve as sub-sub-adviser to each Acquiring ETF and may provide the Advisory Services to NIMNA as the Acquiring ETFs’ sub-adviser. The same portfolio managers of the International Fund, and three of the four portfolio managers of the Small Cap Fund, will serve as the portfolio managers of the corresponding Acquiring ETFs. See “Fund Details—Investment Adviser and Sub-Adviser” and “—Primary Portfolio Managers” in the Combined Prospectus/Proxy Statement.
Fund	Primary Portfolio Manager(s)	Acquiring ETF	Primary Portfolio Managers
International Fund	Keith Howell Tim Lucas	International ETF	Keith Howell Tim Lucas
Small Cap Fund	Peter D. Goslin Andrew Leger Karen Behr Monty Kori	Small Cap ETF	Greg Manley Andrew Leger Karen Behr Monty Kori

DO THE FUNDS AND THE ACQUIRING ETFS HAVE SIMILAR INVESTMENT GOALS, STRATEGIES AND RISKS?
Each Acquiring ETF and the corresponding Fund have the same investment objective and similar investment strategies.  Summary descriptions of the Funds’ and Acquiring ETFs’ investment objectives and investments strategies are included below.

Given that each Fund and the corresponding Acquiring ETF have the same investment objective and similar management policies and strategies, the principal risks associated with an investment in a Fund and the
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corresponding Acquiring ETF are similar.  Each Acquiring ETF is subject to certain risks unique to operating as an ETF, including:  share premium and discount risk (e.g., you may pay more (or less) than net asset value when you buy shares of the Acquiring ETF in the secondary market, and you may receive less (or more) than net asset value when you sell those shares in the secondary market); AP concentration risk (e.g., there are a limited number of APs with respect to the Acquiring ETF and if they were to discontinue the creation and redemption process for the Acquiring ETF and no other APs step forward to perform these services, Acquiring ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting; a similar risk is associated with the limited number of market makers and/or liquidity providers in the marketplace for the Acquiring ETF); and market trading risk (e.g., there can be no assurance that an active trading market for such fund shares will develop or be maintained nor that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met).

International Fund and International ETF

Each fund seeks long-term growth of capital. To pursue its goal, the Fund normally invests at least 65% of its total assets in equity securities of foreign issuers.  To pursue its goal, the Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Each fund will invest principally in common stocks of foreign companies. Each fund may invest in equity securities of companies of any market capitalization, although the Acquiring ETF’s investments will have a greater emphasis on large- and mid-capitalization companies. The Acquiring ETF ordinarily invests in at least three countries (other than the United States) and is not geographically limited in its investment selection.  Though not specifically limited, the Fund ordinarily will invest in a broad range of (and in any case at least five different) countries.  Each fund may invest a significant portion if its net assets in one or more countries or sectors. The Fund currently invests, and the Acquiring ETF currently expects to invest, a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.

Small Cap Fund and Small Cap ETF

Each fund seeks capital appreciation. To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. To pursue its goal, the Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small cap companies.  Each fund will invest principally in common stocks. The Fund normally invests its assets among BNYIA’s Small Cap Value Strategy and the Small Cap Growth Strategy according to target allocations and ranges that are set by BNYIA and employed by NIMNA.  The target allocation for the Small Cap Value Strategy, which invests primarily in equity securities of small cap value companies, and the Small Cap Growth Strategy, which invests primarily in equity securities of small cap companies with favorable growth prospects, are each 50%. With respect to the Acquiring ETF, while NIMNA will consider both value and growth-oriented factors when constructing the fund’s portfolio, there will not be any prescribed target allocations to either particular investment style.
For additional information regarding the Acquiring ETFs and the Funds, please refer to “Summary—Comparison of the Acquiring ETFs and the Funds—Goal and Approach” and “—Principal Investment Risks” in the enclosed Combined Prospectus/Proxy Statement.
WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS?
Except as discussed below, the reorganizations will not be taxable events for federal income tax purposes.  If the respective reorganization is approved and you hold your Fund shares through a Qualifying Account, you will not recognize any capital gain or loss as a direct result of the reorganization, except with respect to shares that are redeemed, in whole or in part, in connection with the reorganization.  The tax basis of
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your Fund shares will carry over to your corresponding Acquiring ETF shares (other than tax basis associated with shares that were redeemed), and the holding period for the Acquiring ETF shares will include the holding period for your Fund shares.
If the reorganization with respect to your Fund is approved and you hold your Fund shares through a Non-Qualifying Account, you will not receive corresponding Acquiring ETF shares in connection with the reorganization.  Instead, depending on the type of account through which you hold your Fund shares, you will either receive cash or Wealth shares of Dreyfus Government Cash Management.  If you hold Fund shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the reorganization.  If such shares are not redeemed or transferred prior to the reorganization, you will receive cash equal in value to the aggregate net asset value of your investment in the Fund immediately before the reorganization.  Exchanges within an IRA or group retirement plan will generally not result in the current recognition of a capital gain or loss for federal or state income tax purposes.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.  Redemptions of fractional shares and redemptions through Non-Qualifying Accounts other than retirement accounts will generally result in the recognition of a capital gain or loss for federal and state income tax purposes with the possibility that a portion of the redemption proceeds will be treated as a return of capital to shareholders.
As a condition to the closing of each reorganization, the respective Fund and the corresponding Acquiring ETF will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders or the corresponding Acquiring ETF as a result of the reorganization except with respect to shares that are redeemed, in whole or in part, in connection with the reorganization in which you may recognize a capital gain or loss.  Fund shareholders should consult their tax advisors regarding the effect, if any, of the reorganization in light of their individual circumstances.
By reason of the reorganizations, each Acquiring ETF will succeed to and take into account the corresponding Fund’s capital loss carryforwards, if any.  The reorganizations are not expected to result in limitations on an Acquiring ETF’s ability to use the corresponding Fund’s capital loss carryforwards.  The ability of an Acquiring ETF to use capital losses to offset gains (even in the absence of the reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The Funds had capital loss carryforwards as follows:
Fund	As of the Fiscal Year End August 31, 2025	As of April 30, 2026
International Fund	$48.5 million	$6.8 million
Small Cap Fund	None	None
No capital loss carryforwards are anticipated to be lost as a result of the reorganizations.
See “Summary—Federal Income Tax Consequences” and “Information about the Reorganizations—Federal Income Tax Consequences” and “—Capital Loss Carryforwards.” in the Combined Prospectus/Proxy Statement.
WILL THERE BE ANY PORTFOLIO REPOSITIONING IN CONNECTION WITH THE REORGANIZATIONS?
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No portfolio repositioning (i.e., sale of securities) is expected in connection with the reorganizations. However, if any such portfolio repositioning were to occur, management expects that it will be done by the corresponding Acquiring ETF after the reorganization.  Such portfolio transitioning would be completed through cash transactions, in-kind transactions with APs, or a combination of both, as determined by BNY ETF Adviser, based on, among other factors, tax consequences to shareholders.
WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING ETF THAT I MAY CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?
No.  The Funds currently offer certain shareholder privileges to shareholders holding shares in individual accounts, such as the Fund Exchanges service, Auto-Exchange Privilege, Automatic Asset Builder®, Payroll Savings Plan, Government Direct Deposit, Dividend Sweep, Automatic Withdrawal Plan, and Corporate Pension/Profit-Sharing and Retirement Plans.  The Acquiring ETFs will not offer these privileges.  However, the Qualified Account through which a shareholder will hold Acquiring ETF shares may offer similar services and privileges.
WILL THE PROPOSED REORGANIZATIONS RESULT IN HIGHER MANAGEMENT FEES OR HIGHER TOTAL FUND EXPENSES?
No.  Each Acquiring ETF has a management fee that is lower than the corresponding Fund’s management fee, and is expected to have a lower total expense ratio than each corresponding Fund.  Under its agreement with BNY ETF Adviser, each Acquiring ETF has agreed to pay BNY ETF Adviser a management fee at an annual rate based on the value of its average daily net assets, as set forth in the chart below.  BNY ETF Adviser, in turn, will compensate NIMNA at an annual rate based on the value of the respective Acquiring ETF’s average daily net assets, set forth below, for the provision of sub-investment advisory services to the Acquiring ETF.

Acquiring ETF	Management Fee (paid by the Acquiring ETF to BNY ETF Adviser)	Sub-Investment Advisory Fee (paid by BNY ETF Adviser to NIMNA)
International ETF	0.55%	0.275%
Small Cap ETF	0.65%	0.325%

Under its agreement with BNYIA, each Fund has agreed to pay BNYIA a management fee at an annual rate based on the value of the respective Fund's average daily net assets set forth in the chart below.  BNYIA, in turn, compensates NIMNA at an annual rate, based on the value of the Fund's average daily net assets, set forth in the chart below.

Fund	Management Fee (paid by the Fund to BNYIA)	Sub-Investment Advisory Fee (paid by BNYIA to NIMNA)
International Fund	0.85%	0.255%
Small Cap Fund	0.85%	0.50%

Each Acquiring ETF pays BNY ETF Adviser a “unitary” fee and BNY ETF Adviser pays substantially all of the Acquiring ETF’s expenses (everything except for the Acquiring ETF’s management fee, payments under the Acquiring ETF’s Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and
9

expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the Acquiring ETF’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Acquiring ETF’s business).  The Funds are not subject to a unitary fee and pay for most Fund expenses directly.  BNYIA, however, pays the fees and expenses of the Funds' transfer agent, other than fees and expenses of the transfer agent associated with cash management and related services.  Because each Acquiring ETF’s “unitary” fee is lower than the corresponding Fund’s management fee, each Acquiring ETF is expected to have a lower total annual expense ratio than the corresponding Fund.  Based on operating expenses of the Funds as of April 30, 2026, each Fund’s Class M and Investor shares’ gross total annual expense ratios and each Acquiring ETF’s estimated gross total annual expense ratios are set forth below.  For further information, see “Summary—Fees and Expenses” in the Combined Prospectus/Proxy Statement.

Fund/ Share Class	Fund Gross Total Expense Ratio	Fund Net Total Expense Ratio	Acquiring ETF	Acquiring ETF Estimated Gross Total Expense Ratio	Acquiring ETF Estimated Net Total Expense Ratio
International Fund*			International ETF	0.55%	0.55%
Class M	1.10%	0.90%
Investor	1.35%	1.15%

Small Cap Fund			Small Cap ETF	0.65%	0.65%
Class M	1.20%	1.20%
Investor	1.45%	1.45%

* With respect to the International Fund, BNYIA has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.20% of the fund’s average daily net assets until December 31, 2026.  Accordingly, the International Fund’s net expense ratio, reflecting the expense undertaking, was 0.90% and 1.15% for Class M and Investor shares, respectively, as of April 30, 2026.  On or after December 31, 2026, BNYIA may terminate this expense limitation agreement at any time.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR contingent deferred sales charge (“CDSC”) AT THE TIME OF A REORGANIZATION?
No.  No sales charge, redemption fee or CDSC will be imposed at the time of a reorganization.  In addition, the Acquiring ETFs will not be subject to any sales charges, redemption fees or CDSCs.
WHAT IF I DO NOT WANT TO OWN ACQUIRING ETF SHARES?
If the reorganization is approved by your Fund’s shareholders and you hold your shares through a Qualifying Account and you do not want to receive corresponding Acquiring ETF shares, you can exchange your Fund shares for shares of another series of the Fund Trust that is not participating in the reorganization or redeem your Fund shares.  The exchange or redemption of your Fund shares will be a taxable event if you hold your shares in a taxable account.  Approximately two days prior to the Closing Date, the Funds will no longer permit exchanges.  The last date to redeem your Fund shares is the second business day immediately preceding the Closing Date.  The Closing Date is expected to be on or about December 11, 2026. If deemed advisable by management, a Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the Reorganization to approximate the
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net asset value per share of the corresponding Acquiring ETF. If a share split is effected, the Closing Date is expected to be on or about December 18, 2026, and the Fund will no longer permit exchanges beginning on the date of the share split. Shareholders of BNY Mellon International Fund are encouraged to visit https://www.bny.com/internationalfund and shareholders of BNY Mellon Small Cap Multi-Strategy Fund are encouraged to visit https://www.bny.com/smallcapmultistrategy, which will inform shareholders if a share split will be effected for their Fund.
WHAT WILL HAPPEN IF A REORGANIZATION IS NOT APPROVED?

If the shareholders of a Fund approve the respective reorganization, then the reorganization will be implemented.  If a Fund does not receive shareholder approval, then the reorganization of that Fund will not be implemented and the Fund Trust’s Board of Trustees (the “Board”) will consider such other actions as it deems to be necessary or appropriate for the Fund.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATIONS?
Because of the expected benefits to shareholders of the Funds as a result of the reorganizations (e.g., permitting Fund shareholders to pursue the same investment goal in an ETF that has a lower management fee and an estimated lower total annual expense ratio than the Fund; potential lower portfolio transaction costs and greater tax efficiency, and the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange), expenses relating to a reorganization will be borne by the respective Fund, whether or not the reorganization is consummated.
The current estimated amount of the costs of each reorganization, as well as the percentage of such costs to the value of the respective Fund’s net assets, as of April 30, 2026, is set forth in the chart below.  The chart below also sets forth an estimate of the number of months after each reorganization occurs that holders of each Fund's Class M shares and Investor shares are anticipated to start to realize the Acquiring ETF's lower total annual expense ratio (based on the current estimate of the expenses of each reorganization and the pro rata share of those expenses for each class of each Fund).
Fund Name	Approximate Cost in U.S. Dollars	Approximate Cost as a % of the Value of the Fund's Average Daily Net Assets	Estimated Number of Months to Recoup Costs of the Reorganization
International Fund	$350,000	0.15%	Class M Shares: 5.12 Investor Shares: 2.99
Small Cap Fund	$356,000	0.27%	Class M Shares: 5.87 Investor Shares: 4.04
The Acquiring ETFs will not bear any direct expenses relating to the proposed reorganizations.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by a Fund or an Acquiring ETF to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), or would prevent the reorganization from qualifying as a “reorganization” within the meaning of section 368(a) of the Code or otherwise result in the imposition of tax on either the Fund or the Acquiring ETF or on any of their respective shareholders.  Each Fund and Acquiring ETF will bear their respective portfolio transaction costs, if any, including those associated with the respective reorganization.
HOW DOES THE FUND TRUST’S BOARD RECOMMEND I VOTE?
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After considering the terms and conditions of each reorganization, the structure and operation of mutual funds and ETFs, and the investment objectives, strategies, and risks of each Fund and the corresponding Acquiring ETF, fees and expenses, including the total (and where applicable, the net) annual expense ratios, of each Fund and the corresponding Acquiring ETF, and the costs to be incurred by each Fund in connection with the respective reorganization, the Board unanimously concluded that reorganizing each Fund into the corresponding Acquiring ETF is in the best interests of the Fund and that the interests of the Fund’s shareholders will not be diluted as a result of the reorganization.  In reaching this conclusion, the Board determined that reorganizing each Fund into the corresponding Acquiring ETF, which has the same investment objective and similar investment strategies, a lower management fee and an estimated lower total annual expense ratio than the Fund, as well as the potential for lower transaction costs, more efficient portfolio management and greater tax efficiency offered through an ETF structure, and the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange, offers potential benefits to Fund shareholders.  Therefore, the Board recommends that you vote FOR the reorganization with respect to your Fund.  See “Reasons for the Reorganizations” in the Combined Prospectus/Proxy Statement.
The affirmative vote of a majority of a Fund’s outstanding voting securities (as defined in the Investment Company Act of 1940 Act, as amended) is required to approve the respective reorganization.  Such a majority means the affirmative vote of the holders of (a) 67% or more of the shares of the Fund present, in person or represented by proxy, at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are so present, or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Virtual attendance at the meeting constitutes in person attendance for purposes of calculating the required vote.
HOW CAN I VOTE MY SHARES?
To vote, you may use any of the methods listed below. If you own shares of more than one Fund, you will receive a separate proxy card with respect to each Fund for which you own shares.
●
By mail, with the enclosed proxy card and postage-paid envelope;
●
By telephone, with a toll-free call to the number listed on your proxy card;
●
Over the Internet, at the website address listed on your proxy card; or
●
At the meeting, by attending virtually and voting over the Internet during the meeting.
We encourage you to vote over the Internet or by telephone using the number that appears on your proxy card.  Whichever voting method you choose, please take the time to read the Combined Prospectus/Proxy Statement before you vote.
Please note:  if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.  Thank you in advance for your vote.
May I attend the Meeting IN PERSON?
No.  The meeting will be conducted exclusively online via live webcast.  Shareholders will not be able to attend the meeting in person but may participate over the Internet.  Shareholders may request the meeting credentials by emailing attendameeting@equiniti.com.  Please include your full name, address and the control number found on your enclosed proxy card.  The meeting will begin promptly at 10:00 a.m., Eastern time, on Tuesday, October 20, 2026.  The Funds encourage you to request the meeting credentials before
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the date of the meeting and to access the meeting a few minutes prior to the start time leaving ample time for the check in.  Only shareholders of a Fund will be able to participate in the meeting.  You may vote during the meeting by following the instructions available on the meeting website.
HOW DO I attend the Meeting if my shares are held in a brokerage account?
If you hold your shares through an intermediary, such as a bank, broker or other custodian (i.e., in “street name”), you must register in advance to access your individual control number in order to attend the meeting virtually online via live webcast.  To register and receive your individual control number to attend the meeting online, you must email proof of your proxy power (“Legal Proxy” provided by your intermediary) from your broker, bank or other nominee indicating that you are the beneficial owner of the shares in a Fund, on the record date, and authorizing you to vote along with your name and email address to attendameeting@equiniti.com (forward the email from your broker, bank or other nominee or attach an image of your Legal Proxy).  The email must also state whether before the meeting you authorized a proxy to vote for you, and if so, how you instructed such proxy to vote.  Requests for registration must be labeled as “Legal Proxy” and be received no later than Friday, October 16, 2026 at 12:00 p.m., Eastern time.  You will receive a confirmation of your registration and your individual control number by email after the Proxy Solicitor receives your registration information.

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BNY MELLON INTERNATIONAL FUND
BNY MELLON SMALL CAP MULTI-STRATEGY FUND
__________________________
Notice of Special JOINT Meeting of Shareholders
___________________________
To the Shareholders:
A Special Joint Meeting of Shareholders (the “Meeting”) of BNY Mellon International Fund and BNY Mellon Small Cap Multi-Strategy (each, a “Fund” and together, the “Funds”), each a series of BNY Mellon Funds Trust (the “Fund Trust”), will be held over the Internet in a virtual meeting format only on Tuesday, October 20, 2026, at 10:00 a.m. Eastern time, for the following purpose:
To approve an Agreement and Plan of Reorganization for each Fund providing for the reorganization of the Fund into the corresponding acquiring fund (each, an “Acquiring ETF” and together, the “Acquiring ETFs”) set forth below.
Fund	Acquiring ETF
BNY Mellon International Fund	BNY Mellon Active International Equity ETF
BNY Mellon Small Cap Multi-Strategy Fund	BNY Mellon Small Cap ETF

The Meeting will be held in a virtual meeting format only.  You will not be able to attend the Meeting in person, but you may participate over the Internet as described below.  However, if it is determined that the Meeting will be held in person, we will make an announcement in the manner noted below.
Shareholders of record as of the close of business on August 26, 2026 will be entitled to receive notice of the Meeting and to vote on the proposal.  Shareholders of each Fund will vote separately with respect to their Fund.  As described in more detail in the Combined Prospectus/Proxy Statement, if the reorganization with respect to a Fund is approved, in exchange for their Fund shares, Fund shareholders will receive corresponding Acquiring ETF shares (and cash in lieu of fractional shares, if any), cash, or Wealth shares of Dreyfus Government Cash Management, a government money market fund advised by BNY Mellon Investment Adviser, Inc. (“BNYIA”), each Fund’s investment adviser.  If you hold your Fund shares through an account that is not permitted to hold corresponding Acquiring ETF shares, including through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of exchange-traded funds on its platform, please see additional information included in the Combined Prospectus/Proxy Statement.
To participate in the Meeting, you must request the Meeting credentials by emailing attendameeting@equiniti.com.  Please include your full name and address, your control number found on your enclosed proxy card, your intent to attend the virtual Meeting and your Fund’s name in the subject line.  The Meeting will begin promptly at 10:00 a.m., Eastern time, on Tuesday, October 20, 2026.  If you hold your shares through an intermediary, such as a bank or broker, you must register in advance of the Meeting.  To register, you must submit proof of your proxy power (legal proxy provided by your intermediary) reflecting your Fund holdings along with your name and email address to attendameeting@equiniti.com.  You may also forward proof of ownership from your intermediary to attendameeting@equiniti.com.  Requests for registration should be received no later than Friday, October

16, 2026 at 12:00 p.m., Eastern time.  You will receive a confirmation email from attendameeting@equiniti.com of your registration and control number that will allow you to vote over the Internet during the Meeting.
If you are a BNY Wealth Client and have any questions after considering the enclosed materials, you should contact your account officer by calling 1-800-610-8229.  If you are a BNY Wealth Brokerage Client and have any questions, you should contact your financial advisor or call 1-800-830-0549 Option 2 for BNY Wealth Management Direct or 1-800-843-5466 for accounts held by BNY Brokerage Services. Holders of direct accounts should call 1-800-373-9387.
PLEASE NOTE:  If it is determined that the Meeting will be held in person, instead of virtually, an announcement of the change will be provided by means of a press release, which will be posted on our website: www.bny.com/proxy.  We encourage you to check the website prior to the Meeting.  An announcement of any change will also be filed with the Securities and Exchange Commission via its EDGAR system.

By Order of the Board of Trustees
Sarah Kelleher Vice President and Secretary
New York, New York
August 28, 2026
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WE NEED YOUR PROXY VOTE
A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL.  BY LAW, THE MEETING OF SHAREHOLDERS OF A FUND WILL HAVE TO BE ADJOURNED OR POSTPONED WITH RESPECT TO THAT FUND WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED.  IN THAT EVENT, A FUND, AT THE SHareHOLDERS’ EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM.  CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE YOUR FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY.  YOU AND ALL OTHER FUND SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Proposed Reorganization of

BNY MELLON INTERNATIONAL FUND
BNY MELLON SMALL CAP MULTI-STRATEGY FUND
(Each, a Series of BNY Mellon Funds Trust)

With and Into

BNY MELLON ACTIVE INTERNATIONAL EQUITY ETF
BNY MELLON SMALL CAP ETF
(Each, a Series of BNY Mellon ETF Trust II)
_______________________________________
COMBINED PROSPECTUS/PROXY STATEMENT
AUGUST 28, 2026
_______________________________________
SPECIAL JOINT MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 20, 2026
This Combined Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of BNY Mellon Funds Trust (the “Fund Trust”), a Massachusetts business trust, on behalf of BNY Mellon International Fund and BNY Mellon Small Cap Multi-Strategy Fund (each, a “Fund” and together, the “Funds”), to be used at the Special Joint Meeting of Shareholders (the “Meeting”) of the Funds to be held over the Internet in a virtual meeting format only on Tuesday, October 20, 2026 at 10:00 a.m. Eastern time, and at any and all adjournments or postponements thereof, for the purposes set forth in the accompanying Notice of Special Joint Meeting of Shareholders.
Shareholders of record at the close of business on August 26, 2026 are entitled to receive notice of the Meeting and to vote on the proposal with respect to their Fund(s).  Shareholders of each Fund are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held.  Shareholders will not be able to attend the Meeting in person but may participate over the Internet as described in the Notice of Special Joint Meeting of Shareholders.
It is proposed that each Fund transfer its assets to the corresponding acquiring fund (each, an “Acquiring ETF” and together, the “Acquiring ETFs”), as set forth below, in exchange for whole shares of the corresponding Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities, as more fully described in this Combined Prospectus/Proxy Statement (each, a “Reorganization” and together, the “Reorganizations”).
Fund	Acquiring ETF
BNY Mellon International Fund (the “International Fund”)	BNY Mellon Active International Equity ETF (the “International ETF”)
BNY Mellon Small Cap Multi-Strategy Fund (the “Small Cap Fund”)	BNY Small Cap ETF (the “Small Cap ETF”)

If the Reorganization is approved and consummated for your Fund, you will no longer be a shareholder of the Fund.  If you hold your Fund shares through an account that may hold Acquiring ETF shares (a “Qualifying Account”), such as accounts with an affiliated broker-dealer of BNY Mellon Investment Adviser, Inc. (“BNYIA”) or BNY Mellon ETF Investment Adviser, LLC (“BNY ETF Adviser”) or an unaffiliated broker-dealer, you will become a shareholder of the corresponding Acquiring ETF.  Each shareholder of a Fund that holds his or her shares through a Qualifying Account at the time of the Reorganization will receive shares of the corresponding Acquiring ETF with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Fund immediately before the Reorganization.  In addition, approximately one to two business days before the Reorganization, any fractional shares held by shareholders through a Qualifying Account will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.

If the Reorganization is approved and consummated for a Fund, each shareholder of the Fund that holds his or her Fund shares through an account that is not permitted to hold Acquiring ETF shares (a “Non-Qualifying Account”) will not become a shareholder of the corresponding Acquiring ETF.  Instead, each such shareholder will receive cash or Wealth shares of Dreyfus Government Cash Management as follows:

●
If you hold Fund shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the Reorganization.
●
If you hold Fund shares through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in your Fund to a different investment option prior to the Reorganization.  If such shares are not redeemed or transferred prior to the Reorganization, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the Reorganization.

●
If you hold Fund shares in an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., approximately three to four weeks before the Reorganization you will receive cash equal in value to the aggregate net asset value of your Fund shares at such time.
●
If you hold Fund shares through a BNY-sponsored retirement account directly with the Fund at its transfer agent, approximately three to four weeks before the Reorganization your Fund shares will be exchanged for Wealth shares of Dreyfus Government Cash Management equal in value to the aggregate net asset value of your Fund shares at such time.  Dreyfus Government Cash Management is a government money market fund advised by BNYIA, the Funds’ investment adviser.

More detail is provided later in the Combined Prospectus/Proxy Statement with respect to the types of accounts that cannot hold Acquiring ETF shares and what will happen if you own your investment in your Fund through such accounts.  See “Summary—Proposed Transactions.”  If you currently hold your Fund shares through an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., management will attempt to contact you to discuss available options, including the opportunity to establish a Qualifying Account with a BNY ETF Adviser affiliate.  Qualifying Accounts are offered by BNY Brokerage Services, an affiliate of BNYIA and BNY ETF Adviser.  To open a brokerage account with BNY Brokerage Services, please call 1-800-843-5466 or visit https://bnybrokerageaccount.netxinvestor.com/nxi/welcome.

This Combined Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring ETFs that Fund shareholders should know before voting on the proposal or investing in the Acquiring ETFs.  Each Fund and Acquiring ETF have their principal executive offices at 240 Greenwich Street, New York, New York 10286.  The phone number for the Funds is 1-800-373-9387 and for the Acquiring ETFs is 1-833-ETF-BNYM.
A Statement of Additional Information (“SAI”) dated August 28, 2026, relating to this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the “Commission”) on August 28, 2026 (File No. 333-297792) and is incorporated by reference in its entirety.  The Commission maintains a website (www.sec.gov) that contains the SAI, material incorporated in this Combined Prospectus/Proxy Statement by reference, and other information regarding each Fund and the corresponding Acquiring ETF.  A copy of the SAI is available without charge by calling 1-833-ETF-BNYM, or writing to the Acquiring ETFs at their offices at 240 Greenwich Street, New York, New York 10286.
Shares of the Funds and the Acquiring ETFs are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investing in an Acquiring ETF, as in a Fund, involves certain risks, including the possible loss of principal.
The Commission has not approved or disapproved the Acquiring ETFs’ shares or passed upon the accuracy or adequacy of this Combined Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.
The Funds and Acquiring ETFs are open-end management investment companies.  Each Fund is a series of the Fund Trust and is a mutual fund.  Each Acquiring ETF is a newly created series of BNY Mellon ETF Trust II (the “ETF Trust II”) and is an exchange-traded fund (“ETF”).  Each Fund is advised by BNYIA.  Each Acquiring ETF will be advised by BNY ETF Adviser, an affiliate of BNYIA.  Newton Investment Management North America (“NIMNA”) serves as the sub-adviser to each Fund and will serve as the sub-adviser to each Acquiring ETF.  Newton Investment Management Limited (“Newton Limited”) serves as sub-sub-adviser to the Fund and will serve as sub-sub-adviser to each Acquiring ETF. A comparison of each Fund and the corresponding Acquiring ETF is set forth in this Combined Prospectus/Proxy Statement.
For more information regarding an Acquiring ETF, see the respective Acquiring ETF’s Prospectus, dated August 24, 2026, which accompanies this Combined Prospectus/Proxy Statement, and Statement of Additional Information, dated August 24, 2026.  The Acquiring ETFs’ Prospectuses and Statement of Additional Information, filed with the Commission (File No. 333-280471), are incorporated into this Combined Prospectus/Proxy Statement by reference.
For more information regarding the Funds, see the Funds’ Prospectus, dated December 31, 2025, and Statement of Additional Information, dated December 31, 2025, filed with the Commission (File No. 333-34844), which are incorporated into this Combined Prospectus/Proxy Statement by reference.  The Funds’ Form N-CSR (including each Fund’s audited financial statements) for the fiscal year ended August 31, 2025, and Form N-CSR for the fiscal period ended February 28, 2026 (File No. 811-09903), also are incorporated into this Combined Prospectus/Proxy Statement by reference.  For a free copy of each Fund’s most recent Prospectus, Annual Report and Form N-CSR for the fiscal year ended August 31, 2025, or Semi-Annual Report and Form N-CSR for the fiscal period ended February 28, 2026, please call your financial adviser, or call 1-800-645-6561, visit www.bny.com/investments or write to your Fund at BNY Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434.

With respect to each Reorganization, shareholders of each Fund are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held.  Holders of all classes of a Fund will vote together on the proposal with respect to their Fund.  Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon.  Unmarked but properly signed and dated proxy cards will be voted “FOR” the respective Reorganization.  If the enclosed proxy card is executed and returned, or if you have voted by telephone or over the Internet, your vote nevertheless may be revoked after it is received by sending a written notice of revocation to the proxy tabulator at the address listed on the proxy card or by mailing a duly executed proxy card bearing a later date; you may also change your vote by mailing a duly executed proxy card bearing a later date, by calling the toll-free telephone number listed under “To vote by Telephone” on the proxy card or over the Internet by going to the website listed on the proxy card and following the instructions on the website.  To be effective, such revocation or vote change must be received before your prior proxy is exercised at the Meeting.  If you hold shares through a bank or other intermediary, please consult your bank or intermediary regarding your ability to revoke voting instructions after such instructions have been provided. In addition, any shareholder who attends the Meeting virtually may vote over the Internet during the Meeting, thereby canceling any proxy previously given.
As of April 30, 2026, the following numbers of Fund shares were issued and outstanding:
Fund	Class M Shares	Investor Shares
International Fund	11,196,224.716	1,181,576.743
Small Cap Fund	6,458,521.776	1,222,842.671
Only shareholders of record at the close of business on August 26, 2026 will receive proxy materials.  Proxy materials will be mailed on or about September 10, 2026.  To reduce expenses, only one copy of the proxy materials will be mailed to certain addresses shared by two or more accounts.  If you wish to revoke this arrangement and receive individual copies, you may do so at any time by writing to the address or calling the phone number set forth above.  The Funds will begin sending you individual copies promptly after receiving your request.

Important Notice Regarding Internet
Availability of PROSPECTUS/Proxy Materials

The Letter to Shareholders, Notice of Special Joint Meeting of Shareholders, Combined Prospectus/Proxy Statement, Form of Proxy Card, and any additional proxy soliciting materials are available at:  www.bny.com/proxy

TABLE OF CONTENTS
Summary	6
Fund Details	27
Reasons for the Reorganizations	45
Information about the Reorganizations	47
Additional Information about the Acquiring ETFs and the Funds	52
Voting Information	52
Financial Statements and Experts	56
Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees	56
Exhibit A: Agreement and Plan of Reorganization	A-1
Exhibit B: Comparison of Fundamental Investment Restrictions of the Acquiring ETFs and the Funds	B-1
Exhibit C: Information about Board Members of BNY Mellon ETF Trust II	C-1
Exhibit D: Supplemental Financial Information	D-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION With respect to each fund PROVIDING FOR THE TRANSFER OF the FUND’S ASSETS TO THE CORRESPONDING ACQUIRING ETF
SUMMARY
Additional information is contained elsewhere in this Combined Prospectus/Proxy Statement, the Funds’ Prospectus and Statement of Additional Information, the Acquiring ETFs’ Prospectuses and Statement of Additional Information, and the Agreement and Plan of Reorganization (the “Plan”). The Plan is attached to this Combined Prospectus/Proxy Statement as Exhibit A.
Proposed Transactions.  The Fund Trust’s Board of Trustees, all of whose members are not “interested persons” (as defined in the 1940 Act) of the Funds or the Acquiring ETFs, has unanimously approved the Plan for each Fund.  The Plan provides that, subject to the requisite approval of a Fund’s shareholders, on the date of the respective Reorganization, the Fund will assign, transfer and convey to the corresponding Acquiring ETF the assets of the Fund in exchange for whole shares of the Acquiring ETF and the assumption of the Fund’s liabilities.  After the respective Reorganization, your Fund will cease operations and will be terminated as a series of the Fund Trust.  If the Reorganization is approved and consummated, you will no longer be a shareholder of your Fund.
If the Reorganization is approved by the respective Fund’s shareholders, shareholders that hold Fund shares through a Qualifying Account, such as accounts with an affiliated broker-dealer of BNY ETF Adviser or an unaffiliated broker-dealer, will receive corresponding Acquiring ETF shares with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Fund immediately before the Reorganization.  In addition, approximately one to two business days before the Reorganization, any fractional shares held by shareholders through a Qualifying Account will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.
If the Reorganization is approved by the respective Fund’s shareholders, shareholders that hold Fund shares through a Non-Qualifying Account will receive cash or Wealth shares of Dreyfus Government Cash Management.  Please see additional information below with respect to non-accommodating retirement accounts.  More detail is provided below with respect to the types of accounts that cannot hold Acquiring ETF shares and what will happen if you own your investment in the Fund through such accounts.
●
Non-Accommodating Brokerage Accounts: If you hold Fund shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares.  If such a change is not made before the Reorganization, you will not receive corresponding Acquiring ETF shares as part of the Reorganization.  Instead, your investment will be redeemed, and you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the Reorganization.

●
Non-Accommodating Retirement Accounts: If you hold Fund shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization.  If such shares are not redeemed or transferred prior to the Reorganization, you will receive cash equal in value to the aggregate net asset value of your Fund shares immediately before the Reorganization.

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Fund Direct Accounts: If you hold Fund shares in an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., you should transfer your Fund shares to a brokerage account that can accept the Acquiring ETF shares.  If such a change is not made, you will not receive Acquiring ETF shares as part of the Reorganization.  Instead, approximately three to four weeks before the Reorganization, your investment will be redeemed, and you will receive cash equal in value to the aggregate net asset value of your Fund shares at such time.

●
Fund Direct BNY-Sponsored Retirement Accounts: If you hold Fund shares through a BNY-sponsored retirement account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., and do not take action to transfer the investment in the Fund to a different investment option or to a Qualifying Account, approximately three to four weeks before the Reorganization your Fund shares will be exchanged for Wealth shares of Dreyfus Government Cash Management equal in value to the aggregate net asset value of your Fund shares at such time.  To request a copy of the Dreyfus Government Cash Management prospectus, please call 1-800-373-9387.

If you transfer ownership to a Qualifying Account prior to the redemption date noted above, you will receive corresponding Acquiring ETF shares in the Reorganization.  If you hold your Fund shares through a Non-Qualifying Account as of the redemption date, you will not become a shareholder of the corresponding Acquiring ETF.  If you currently hold your Fund shares through an account directly with a Fund at its transfer agent, BNY Mellon Transfer, Inc., management will attempt to contact you to discuss available options, including the opportunity to establish a Qualifying Account with a BNY ETF Adviser affiliate.  Qualifying Accounts are offered by BNY Brokerage Services, an affiliate of BNYIA and BNY ETF Adviser.  To open a brokerage account with BNY Brokerage Services, please call 1-800-843-5466 or visit https://bnybrokerageaccount.netxinvestor.com/nxi/welcome.
With respect to each Fund, if the Reorganization is approved by the Fund’s shareholders, Investor Shares of the Fund will be converted into Class M shares of the Fund (without a charge) approximately three to four weeks before the Reorganization.  In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by management of BNYIA, effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF.  After such share split (if any), any fractional shares held by shareholders will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.  The redemption of fractional shares is expected to occur approximately one to two business days before the Reorganization.
With respect to each Fund, no sales charge, redemption fee or contingent deferred sales charges (“CDSC”) will be imposed at the time of the Reorganization.  The Acquiring ETFs, like the Funds, are not subject to sales charges, redemption fees or CDSCs.
The Fund Trust’s Board has unanimously concluded that the Reorganizations are in the best interests of Funds and that the interests of each Fund’s existing shareholders will not be diluted as a result of the Reorganization with respect to the Fund.  See “Reasons for the Reorganizations.”
Federal Income Tax Consequences.  With respect to each Fund, the Reorganization will not be a taxable event for federal income tax purposes (except with respect to shares that are redeemed, in whole or in part, in connection with the Reorganization).  The receipt of Wealth shares of Dreyfus Government Cash Management by Fund Direct BNY-sponsored retirement account shareholders is generally not expected to result in current recognition of gain or loss for federal or state income tax purposes to such account’s owner.  With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.  Redemptions of fractional shares and redemptions through Non-Qualifying Accounts other than retirement accounts will generally result in the recognition of a capital gain or loss for federal and state income tax purposes with the possibility that a portion of the redemption proceeds will be treated as a return of capital to shareholders.  You should consult your tax advisors.
As a condition to the closing of each Reorganization, the respective Fund and the corresponding Acquiring ETF will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders or the Acquiring ETF as a direct result of the Reorganization.  Shareholders may be required to recognize gain or loss if their shares are redeemed, in whole or in part, in connection with the Reorganization.  By reason of the Reorganization, the Acquiring ETF will succeed to and take into account the Fund’s capital loss carryforwards, if any. Each Fund’s capital loss carryforwards as of fiscal year end August 31, 2025, and more recently as of April 30, 2026, are shown below. The Reorganization is not expected to result in limitations on the Acquiring ETF’s ability to use the Fund’s capital loss carryforwards.  The ability of the Acquiring ETF to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  No capital loss carryforwards are anticipated to be lost as a result of the Reorganizations.  See “Information about the Reorganizations—Federal Income Tax Consequences,” “—Capital Loss Carryforwards” and “—Sale of Portfolio Securities.”
Fund	As of August 31, 2025	As of April 30, 2026
International Fund	$48.5 million	$6.8 million
Small Cap Fund	None	None
Comparison of each Fund and the corresponding Acquiring ETF.  The following discussion is primarily a summary of certain parts of each Fund’s Prospectus and the corresponding Acquiring ETF’s Prospectus.  Additional information is set forth in such Prospectuses, which are incorporated herein by reference.
Investment Objectives and Principal Investment Strategies
International Fund and International ETF
The Fund and the Acquiring ETF have the same investment objective and similar investment management strategies.

Investment Objectives.  Each fund’s investment objective is to seek long-term capital growth.

Investment Strategies.  As further discussed below, to pursue its goal, each fund invests principally in common stocks of foreign companies.  The Fund normally invests at least 65% of its total assets in equity securities of foreign issuers, and the Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Each fund may invest in equity securities of companies of any market capitalization, although the Acquiring ETF’s investments will have a greater emphasis on large- and mid-capitalization companies. The Acquiring ETF ordinarily invests in at least three countries (other than the United States) and is not geographically limited in its investment selection.  Though not specifically limited, the Fund ordinarily will invest in a broad range of (and in any case at least five different) countries. Each fund may invest a significant portion (more than 20%) of its net assets in one or more countries or sectors. The Fund currently invests, and the Acquiring ETF currently expects to invest, a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.

To pursue its goal, the Fund normally invests at least 65% of its total assets in equity securities of foreign issuers.  Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States.  The Fund may invest in companies of any market capitalization.  Though not specifically limited, the Fund ordinarily will invest in a broad range of (and in any case at least five different) countries.  The Fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of issuers in a single country.  The Fund will limit its investments in any single company to no more than 5% of the fund's net assets at the time of purchase.

The stocks purchased may have value and/or growth characteristics.  The Fund’s sub-adviser, NIMNA, employs a bottom-up investment approach which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The Fund typically sells a stock when, in the view of the Fund's sub-adviser, it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the expectations of the Fund's sub-adviser.

To pursue its goal, the Acquiring ETF will normally invest principally in securities of companies located in countries outside the United States (foreign companies).  Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States.  The Acquiring ETF will ordinarily invest in at least three countries (other than the United States) and is not geographically limited in its investment selection.  The Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The Acquiring ETF will invest principally in common stocks, including common stocks listed on foreign exchanges.  The Acquiring ETF may invest in equity securities of companies of any market capitalization, with a greater emphasis on large- and mid-capitalization companies.  The Acquiring ETF’s investments denominated in foreign currencies are normally unhedged to the U.S. dollar.

The Acquiring ETF’s sub-adviser, NIMNA, will identify potential investments through extensive quantitative and fundamental research.  The fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

•
valuation: the sub-adviser considers a company’s market price in relation to its earnings, cash flows, balance sheet profile, and long-term durability to assess return potential, downside risk, and appropriate portfolio sizing;

•
sound business fundamentals: the sub-adviser analyzes a company's balance sheet, income, and cash flow data to determine the company's financial history and current status; and

•
positive business momentum: the sub-adviser analyzes momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company’s business momentum is expected to be short-term in nature and already reflected in the company’s stock price, or expected to lead to longer-term stock price appreciation.

The Acquiring ETF may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries and/or sectors.  The Acquiring ETF currently expects to invest a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.

The Acquiring ETF will typically sell a stock when NIMNA believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.

Small Cap Fund and Small Cap ETF
The Fund and the Acquiring ETF have the same investment objective and similar investment management strategies.
Investment Objectives.  Each fund’s investment objective is to seek capital appreciation.
Investment Strategies. As further discussed below, to pursue its goal, each fund invests principally in common stocks issued by small cap companies. The Fund will normally allocate its assets between a Small Cap Value Strategy and a Small Cap Growth Strategy. BNYIA sets the Fund’s target allocations and ranges, and the investment strategies are employed by NIMNA.  With respect to the Acquiring ETF, while NIMNA will consider both value and growth-oriented factors, there will be no prescribed target allocations to any particular investment style.
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies. The Fund currently considers small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index. As of March 31, 2026, the market capitalization of the largest company in the Russell 2000® Index was approximately $34.2 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $4.9 billion and $963 million, respectively.  The Fund normally allocates its assets among multiple investment strategies employed by BNYIA and its affiliates that invest primarily in equity securities issued by small cap companies. The Fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles. The Fund may invest up to 15% of its net assets in the equity securities of foreign issuers.
BNYIA determines the investment strategies and sets the target allocations and ranges. The investment strategies and the Fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows
Investment Strategy	Target	Range
Small Cap Value Strategy	50%	0% to 100%
Small Cap Growth Strategy	50%	0% to 100%

BNYIA has the discretion to change the investment strategies and the target allocations and ranges when BNYIA deems it appropriate without notice to or approval by shareholders. The investment strategies are employed by NIMNA.

The portion of the Fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies. In constructing this portion of the Fund's portfolio, NIMNA employs a value-based investment style, which means that it seeks to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. NIMNA focuses primarily on individual stock selection for the Small Cap Value Strategy instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that NIMNA believes are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase. NIMNA typically sells a security for the Small Cap Value Strategy when it believes that there has been a negative change in the company's fundamentals, the company has met its price objective or has become fully valued. NIMNA also generally will sell a security when the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.
The portion of the Fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects. In constructing this portion of the Fund's portfolio, NIMNA employs a growth-oriented investment style, which means it seeks to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. NIMNA looks for high quality companies for the Small Cap Growth Strategy, especially those with products or services that are believed to be leaders in their market niches. NIMNA focuses on individual stock selection instead of trying to predict which industries or sectors will perform best. NIMNA monitors the securities in this portion of the Fund's portfolio, and will consider selling a security for the Small Cap Growth Strategy if an event occurs that contradicts NIMNA’s rationale for owning it, such as deterioration in the company's financial fundamentals. In addition, NIMNA may sell a security if better investment opportunities emerge elsewhere.
To pursue its goal, the Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small cap companies.  The Acquiring ETF will consider small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index, an index that measures the performance of the small cap segment of the US equity market.  As of March 31, 2026, the market capitalization of the largest company in the Russell 2000® Index was approximately $34.2 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $4.9 billion and $963 million, respectively.  The Acquiring ETF will invest principally in common stocks.
In constructing the Acquiring ETF’s portfolio, NIMNA will employ a fundamental, research driven process that seeks to identify high quality small cap companies with durable growth, sound business fundamentals, and attractive valuation.  The process will emphasize cash flow generation, balance sheet strength, competitive positioning, and identifiable catalysts (e.g., business fundamental changes or developments the sub-adviser believes have the potential to improve a company’s long term earnings power, cash flows, or market position over time) that can drive value creation.  NIMNA will select stocks it believes represent the most attractive opportunities within the small cap universe, while seeking to manage risk through sector, industry and security diversification and ongoing portfolio review.  While NIMNA will consider both value- and growth-oriented factors, there are no prescribed target allocations to any particular investment style.
The Acquiring ETF may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors.

The Acquiring ETF will typically sell a stock when NIMNA believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.
Principal Investment Risks.  An investment in an Acquiring ETF, as well as in the corresponding Fund, is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  It is not a complete investment program.  The value of your investment in an Acquiring ETF, as in the corresponding Fund, will fluctuate, sometimes dramatically, which means you could lose money.
Because each Acquiring ETF and the corresponding Fund have the same investment objective and similar investment strategies, the principal risks associated with an investment in the Acquiring ETFs and the corresponding Fund are similar.  However, due to certain differences in strategies and structure, the Acquiring ETFs are subject to certain unique risks.  For example, due to their structure as an ETF, the Acquiring ETFs are subject to limited number of authorized participants, market makers and liquidity providers risk, a fluctuation of net asset value, share premiums and discounts risk and a trading issues risk.  In addition, the Acquiring ETFs have other principal risk factors that are noted in the discussions below. Certain of these risks may apply to the corresponding Funds, but were not disclosed as principal risks of the Funds.  A discussion of the principal risks associated with the Acquiring ETFs and the corresponding Funds, as applicable, is included below.

	International Fund	International ETF	Small Cap Fund	Small Cap ETF
Risks of stock investing	✓	✓	✓	✓
Foreign investment risk	✓	✓	✓
Strategy allocation risk			✓
Large-cap stock risk	✓	✓
Midsize company risk		✓
Small and midsize company risk	✓		✓
Small company risk				✓
Growth and value stock risk	✓	✓	✓	✓
Foreign currency risk	✓
Region, country, company, industry and market sector risk		✓
Country, company, industry and market sector risk	✓

Market sector risk			✓	✓
United Kingdom risk		✓
Japan risk		✓
Financials sector risk		✓
Industrials sector risk		✓
Issuer risk		✓		✓
Market risk	✓	✓	✓	✓
Management risk	✓	✓	✓	✓
Liquidity risk	✓		✓
Authorized participants, market makers and liquidity providers risk		✓		✓
Fluctuation of net asset value, share premiums and discounts risk		✓		✓
Trading issues risk		✓		✓

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Risks of stock investing (International Fund/International ETF and Small Cap Fund/Small Cap ETF): Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  A security's market value also may decline because of factors that affect the particular company, such as management performance, financial leverage and reduced demand for the company's products or services, or factors that affect the company's industry, such as labor shortages or increased production costs and competitive conditions within an industry.  With respect to the International ETF and Small Cap ETF: Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of holders of debt obligations or preferred stock issued by the issuer.  In addition, holders of common stock generally have a lower priority in reorganization and bankruptcy proceedings than holders of debt obligations or preferred stock.

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Foreign investment risk (International Fund/International ETF and Small Cap Fund): Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  With respect to International ETF: The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. With respect to the International Fund and Small Cap Fund: To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds. With respect to the International ETF: To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market.  These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.  To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

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Strategy allocation risk (Small Cap Fund): The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies or underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective. Portfolio managers responsible for the investment strategies used by the fund make investment decisions independently and it is possible that the investment strategies may not complement one another. As a result, the fund's exposure to a given stock, industry or investment style could unintentionally be greater or smaller than it would have been if the fund had a single investment strategy. Underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

●
Large-cap stock risk (International ETF): The fund may underperform funds that invest significantly in the stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.  Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business.  In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.  A company with a large market capitalization relative to the market in a particular country or region may not have a large capitalization relative to the market in another country or region or the global market generally.

●
Large cap stock risk (International Fund): To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

●
Midsize company risk (International ETF):  Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.  Some of the fund's investments will rise and fall based on investor perception rather than economic factors.

●
Small and midsize company risk (International Fund and Small Cap Fund): Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities. Some of the fund's investments will rise and fall based on investor perception rather than economic factors.

●
Small company risk (Small Cap ETF):  Small companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  These companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.  Some of the fund’s investments will rise and fall based on investor perception rather than economic factors.

●
Growth and value stock risk (International Fund/International ETF and Small Cap Fund/Small Cap ETF):  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

●
Foreign currency risk (International Fund): Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

●
Region, country, company, industry and market sector risk (International ETF):  To the extent the fund may overweight its investments in certain regions, countries, companies, industries and/or sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those regions, countries, companies, industries and/or sectors.

●
Country, company, industry and market sector risk (International Fund): The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

●
Market sector risk (Small Cap Fund and Small Cap ETF):  To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors.  Individual sectors may be more volatile, and may perform differently, than the broader market.  The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

●
United Kingdom risk (International ETF):  To the extent the fund invests a significant portion of its assets in securities of U.K issuers, its performance will be influenced by political, social and economic factors affecting the U.K.  The U.K. has one of the largest economies in Europe, and other European countries and the United States are substantial trading partners of the U.K.  As a result, the U.K. economy may be impacted by changes to the economic condition of other European countries and the United States.  The UK economy relies heavily on the export of financial services to other European countries and the United States and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the U.K. economy.  Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.  Effective January 1, 2021, the U.K. left the EU single market and customs union (commonly referred to as "Brexit") under the terms of a new trade agreement.  The agreement governs the relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement.  As a result of the uncertain consequences of Brexit, the economies of the U.K. and Europe as well as the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the U.K., Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the fund’s investments. In addition, the U.K has been a target of terrorism in the past.  Acts of terrorism in the U.K. or against U.K. interests abroad may cause uncertainty in the U.K. financial markets and adversely affect the performance of the issuers to which the fund has exposure.

●
Japan risk (International ETF):  To the extent the fund expects to invest a significant portion of its assets in securities of Japanese issuers, its performance will be influenced by political, social and economic factors affecting Japan.  From the late 1990’s, Japan’s economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies.  The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market.  Economic growth is dependent on domestic consumption, deregulation and consistent government policy.  The Japanese economy is more dependent on international trade than the United States, and can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.  Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse affect on Japan’s economy.  The Japanese yen has fluctuated widely at times, and any material increase in its value may cause a decline in exports that could weaken the Japanese economy.  Investments denominated in yen also are subject to the risk that the yen will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.  Some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, and natural disasters, may affect Japanese markets and the fund’s performance.

●
Financials sector risk (International ETF):  Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.  Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition.  In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.  Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.  Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operation.  Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.  Insurance companies may be subject to severe price competition.  Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

●
Industrials sector risk (International ETF):  Companies in the industrials sector can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, and technological developments.  Companies in this sector also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

●
Issuer risk (International ETF and Small Cap ETF):  A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

●
Market risk (International Fund/ International ETF and Small Cap Fund/Small Cap ETF): The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, with respect to the International Fund and Small Cap Fund: recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments. With respect to the International Fund and Small Cap Fund: To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

●
Management risk (International Fund/ International ETF and Small Cap Fund/Small Cap ETF): The investment process and techniques used by the fund's sub-adviser or portfolio managers could fail to achieve the fund's investment goal, may cause your fund investment to lose value or may cause the fund to underperform other funds with similar investment goals.

●
Liquidity Risk (International Fund and Small Cap Fund): When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Other market developments can adversely affect fixed-income securities markets.  The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity.  Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.  Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.  Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).  Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, including those resulting in a significant amount of the fund's assets becoming illiquid, which may adversely affect the fund's share price.

●
Authorized participants, market makers and liquidity providers risk (International ETF and Small Cap ETF): The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund.  In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace.  To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:  (i) Authorized Participants exit the business or otherwise become unable or unwilling to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●
Fluctuation of net asset value, share premiums and discounts risk (International ETF and Small Cap ETF): The net asset value of fund shares will generally fluctuate with changes in the market value of the fund's securities holdings.  The market prices of fund shares will generally fluctuate in accordance with changes in the fund's net asset value and supply and demand of fund shares on the exchange.  It cannot be predicted whether fund shares will trade below, at or above their net asset value.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for fund shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the underlying portfolio trading individually or in the aggregate at any point in time.  The market prices of fund shares may deviate significantly from the net asset value of fund shares during periods of market volatility.  However, given that fund shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the net asset value of fund shares should not be sustained over long periods.  While the creation/redemption feature is designed to make it likely that fund shares normally will trade close to the fund's net asset value, disruptions to creations and redemptions or market volatility may result in trading prices that differ significantly from the fund's net asset value.  If an investor purchases fund shares at a time when the market price is at a premium to the net asset value of fund shares or sells at a time when the market price is at a discount to the net asset value of fund shares, then the investor may sustain losses.

●
Trading issues risk (International ETF and Small Cap ETF): Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained.  Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable.  In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules.  Similar to the shares of operating companies listed on a stock exchange, fund shares may be sold short and are therefore subject to the risk of increased volatility in the trading price of the fund's shares.  While the fund expects that the ability of Authorized Participants to create and redeem fund shares at net asset value should be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with such short sales.  There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.
Dividends and Other Distributions.  Each fund anticipates paying its shareholders any dividends and capital gain distributions annually.
Each Fund and the corresponding Acquiring ETFs anticipate that dividends paid by the fund generally will be taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).
Purchase, Redemption and Exchange Procedures.  Each Fund operates as a mutual fund and each Acquiring ETF operates as an ETF.  As a result, the purchase, redemption and exchange procedures of each Fund and the corresponding Acquiring ETF differ.
Shares of each Fund may be purchased, redeemed or exchanged each day the New York Stock Exchange is open, at the Fund's net asset value determined after receipt of a request in good order.  For individual account holders of Class M and Investor shares, the minimum initial investment is $10,000 and the minimum for subsequent investments is $100.  Redemption proceeds of the Fund are remitted by check, wire, or electronic transfer (ACH) after receipt of a request in good order.  Shareholders of a Fund may exchange their Fund shares generally for shares of the same class, or another class in which the shareholder is eligible to invest, of another fund in the Fund Trust.  Approximately two days prior to the Closing Date, the Fund will no longer permit exchanges.  The Closing Date is expected to be on or about December 11, 2026. If deemed advisable by management, a Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the Reorganization to approximate the net asset value per share of the corresponding Acquiring ETF. If a share split is effected, the Closing Date is expected to be on or about December 18, 2026, and the Fund will no longer permit exchanges beginning on the date of the share split. Shareholders of BNY Mellon International Fund are encouraged to visit https://www.bny.com/internationalfund and shareholders of BNY Mellon Small Cap Multi-Strategy Fund are encouraged to visit https://www.bny.com/smallcapmultistrategy, which will inform shareholders if a share split will be effected for their Fund.
Unlike the Funds, shares of the Acquiring ETFs are not purchased or redeemed at net asset value directly with the Acquiring ETFs.  The Acquiring ETFs will issue (or redeem) shares at net asset value only to certain financial institutions (“APs”) that have entered into agreements with the Acquiring ETFs’ distributor in large, aggregated blocks known as “Creation Units.”  A Creation Unit of an Acquiring ETF consists of a specified number of shares.  Creation Units are generally issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring ETFs specify each day at the net asset value next determined after receipt of an order.
Individual shares of the International ETF may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker dealer at market prices.  Individual shares of the Small Cap ETF may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker dealer at market prices.  Because Acquiring ETF shares trade at market prices rather than at net asset value, Acquiring ETF shares may trade at a price less than (discount) or greater than (premium) the Acquiring ETF’s net asset value.  When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Acquiring ETF (bid) and the lowest price a seller is willing to accept for shares of the Acquiring ETF (ask) (the “bid-ask spread”).

When available, recent information regarding the Acquiring ETF’s net asset value, market price, premiums and discounts, and bid-ask spreads will be available at www.bny.com/investments.
The Acquiring ETFs do not provide for the exchange of shares.
Distribution and Shareholder Services Fees.  Each Fund pays BNY Mellon Securities Corporation (the “Distributor”), the Fund’s distributor, a fee at the annual rate of 0.25% of the value of the Fund’s average daily net assets attributable to Investor shares pursuant to a shareholder services plan to compensate the Distributor for the provision of certain services to holders of such shares, which may include personal services to shareholders and/or the maintenance of shareholder accounts.  The Distributor may compensate financial intermediaries in respect of shareholder services to the clients of financial intermediaries that hold Investor shares of the Fund.  The Funds will discontinue the imposition of the shareholder services fee with respect to Investor shares on or about November 1, 2026.  There is no shareholder services plan fee for Class M shares of any Fund or shares of the corresponding Acquiring ETF.
The ETF Trust II has adopted a Rule 12b-1 plan under the 1940 Act for each Acquiring ETF with an annual fee of up to 0.25% of the value of the Acquiring Fund’s average daily net assets.  No payments pursuant to the 12b-1 Plan will be made through at least the first twelve (12) months of operation of each Acquiring ETF.  Management will obtain the approval of the ETF Trust II Board before implementing the Rule 12b-1 plan for an Acquiring ETF.
Sales Charges.  The Funds and Acquiring ETFs are not subject to any sales charges.  Shares of each Fund and the corresponding Acquiring ETF currently are not subject to any exchange or redemption fees.
Fees and Expenses.  The tables below describe the fees and expenses that you pay if you buy and hold shares of the Fund and the pro forma fees and expenses that you may pay if you buy and hold shares of the corresponding Acquiring ETF after giving effect to the respective Reorganization.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.  Expenses for each Fund are based on operating expenses of the Fund as of April 30, 2026.  Expenses for each corresponding Acquiring ETF are pro forma operating expenses of the Acquiring ETF based on estimated expenses for the Acquiring ETF for its first fiscal year, assuming the respective Reorganization had occurred prior to the start of the period.  Total annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.  Expenses in connection with the Reorganization, which will be borne by the Funds, are expected to be approximately 0.15% for Class M and Investor shares of the International Fund and 0.27% for Class M and Investor shares of the Small Cap Fund, as of April 30, 2026.  These expenses are not reflected in the “Other expenses” or “Total annual fund operating expenses” of the Funds or the Acquiring ETFs set forth below.

International Fund and International ETF

	International Fund - Class M	International Fund - Investor	International ETF
Annual fund operating expenses % of average daily net assets Management fees[1]	0.85	0.85	0.55
Administration fee[2]	0.15	0.15	None
Rule 12b-1 fee	None	None	None[3]
Shareholder services fee	None	0.25	None
Other expenses	0.10	0.10	0.00[4]
Total annual fund operating expenses	1.10	1.35	0.55

Fee Waiver and Expense Reimbursement[5]	(0.20)	(0.20)	N/A
Net annual fund operating expenses	0.90	1.15	0.55

1
The International ETF, unlike the International Fund, is subject to a unitary fee.
2
The International ETF's unitary fee includes fees for administration services.  The International Fund pays for administration services separate from its management (investment advisory) fee.
3
The ETF Trust II's Board has adopted a Rule 12b-1 plan under the 1940 Act for the International ETF with an annual fee of 0.25%.  No payments pursuant to the Rule 12b-1 plan will be made through at least the first twelve (12) months of operation.
4
"Other expenses" are estimated for the International ETF.  Actual expenses may be greater or less than the amounts listed in the table.
5
BNYIA has contractually agreed, until December 31, 2026, to waive a portion of its management fee in the amount of 0.20% of the fund’s average daily net assets.  On or after December 31, 2026, BNYIA may terminate this expense limitation agreement at any time.

Small Cap Fund and Small Cap ETF

	Small Cap Fund - Class M	Small Cap Fund - Investor	Small Cap ETF
Annual fund operating expenses % of average daily net assets Management fees[1]	0.85	0.85	0.65
Administration fee[2]	0.15	0.15	None
Rule 12b-1 fee	None	None	None[3]
Shareholder services fee	None	0.25	None
Other expenses	0.20	0.20	0.00[4]
Total operating expenses	1.20	1.45	0.65

1
The Small Cap ETF, unlike the Small Cap Fund, is subject to a unitary fee.
2
The Small Cap ETF's unitary fee includes fees for administration services.  The Small Cap Fund pays for administration services separate from its management (investment advisory) fee.
3
The ETF Trust II's Board has adopted a Rule 12b-1 plan under the 1940 Act for the Small Cap ETF with an annual fee of 0.25%.  No payments pursuant to the Rule 12b-1 plan will be made through at least the first twelve (12) months of operation.
4
"Other expenses" are estimated for the Small Cap ETF.  Actual expenses may be greater or less than the amounts listed in the table.

Each Fund and Acquiring ETF pay BNYIA and BNY ETF Adviser, respectively, a management fee.  The management fee structures of the Funds and the Acquiring ETFs differ.  Each Fund pays BNYIA a management fee at the annual rate of 0.85% of the value of the respective Fund’s average daily net assets.  With respect to the International Fund, BNYIA has contractually agreed, until December 31, 2026, to waive receipt of a portion of its management fee in the amount of 0.20% of the value of the Fund's average daily net assets. Total expenses of Fund shares may increase after the termination of this expense limitation agreement.  Each Fund pays for most Fund expenses directly.  BNYIA, however, pays the fees and expenses of the Fund's transfer agent, other than fees and expenses of the transfer agent associated with cash management and related services.
The International ETF and Small Cap ETF have agreed to pay BNY ETF Adviser a management fee at the annual rate of 0.55% and 0.65%, respectively, of the value of the respective Acquiring ETF’s average daily net assets.  Each Acquiring ETF’s payment to BNY ETF Adviser is a “unitary” fee and BNY ETF Adviser pays substantially all of the Acquiring ETF’s expenses (everything except for the Acquiring ETF’s management fee, payments under the Acquiring ETF’s Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the Acquiring ETF’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Acquiring ETF’s business).
Because each Acquiring ETF’s “unitary” fee is lower than the corresponding Fund’s management fee, each Acquiring ETF is expected to have a lower total annual expense ratio than the corresponding Fund.

Examples
The Examples below are intended to help you compare the cost of investing in each Fund and the corresponding Acquiring ETF.  Each Example assumes that you invest $10,000 in the respective fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Examples also assume that your investment has a 5% return each year and that the respective fund’s operating expenses, which are as of April 30, 2026, remain the same.  The Examples with respect to the International Fund do not reflect contractual expense waivers for any periods.
The Example for each Fund is based on the operating expenses of the Fund as April 30, 2026, but does not include the expenses to be borne by the Fund in connection with the respective Reorganization.  If these expenses were included, your costs would be higher.  The Example for each corresponding Acquiring ETF is based on estimated expenses for the Acquiring ETF for its first fiscal year, assuming the applicable Reorganization had occurred prior to the start of the period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	International Fund*		International ETF
	Class M Shares	Investor Shares	Pro Forma
1 Year	$112	$137	$56
3 Years	$350	$428	$176
5 Years	$606	$739	$307
10 Years	$1,340	$1,624	$689
*
Expenses in connection with the Reorganization, which will be borne by the Fund, are estimated to amount to approximately $350,000 or 0.15% of the value of the Fund’s average daily net assets.  These expenses are not reflected in the Examples.

	Small Cap Fund*		Small Cap ETF
	Class M Shares	Investor Shares	Pro Forma
1 Year	$122	$148	$66
3 Years	$381	$459	$208
5 Years	$660	$792	$362
10 Years	$1,445	$1,735	$810
*
Expenses in connection with the Reorganization, which will be borne by the Fund, are estimated to amount to approximately $356,000 or 0.27% of the value of the Fund’s average daily net assets.  These expenses are not reflected in the Examples.

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance.  With respect to each Acquiring ETF, APs, which are typically large financial institutions, will primarily purchase and redeem shares from the Acquiring ETF in-kind.  In-kind purchases and redemptions will permit the Acquiring ETFs to avoid the usual transaction costs of cash transactions.  In addition, the Acquiring ETFs do not expect to incur capital gains on the in-kind disposition of portfolio holdings.  During the twelve-month period ended April 30, 2026, each Fund's portfolio turnover rate, based on the average value of the Fund’s portfolio, was as follows:
Fund	Portfolio Turnover Rate
International Fund	143.08%
Small Cap Fund	123.02%
No portfolio turnover information is included here for the Acquiring ETFs because the Acquiring ETFs have not yet commenced investment operations.
Past Performance.  The bar charts and tables below illustrate the risks of investing in each Fund.  Each bar chart shows the changes in the performance of the respective Fund’s Class M shares from year to year.  The table for each Fund compares the average annual total returns of the respective Fund’s shares to those of broad measures of market performance.  If a Reorganization is approved, the corresponding Acquiring ETF will assume the performance history of Class M shares of the respective Fund.  Shares of the Acquiring ETFs and the Funds are not subject to any sales charges.  Past performance (before and after taxes) is not necessarily an indication of how an Acquiring ETF or Fund will perform in the future.  Performance for each share class of the Fund will vary due to differences in expenses.  More recent performance information may be available at www.bny.com/investments.
After-tax performance is shown only for Class M shares of each Fund.  After-tax performance of each Fund’s Investor share class will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund’s shares at the end of the period.

International Fund

Year-by-Year Total Returns as of 12/31 each year (%)
Fund – Class M*

*
If the Reorganization is approved by the Fund’s shareholders Investor shares will be converted into Class M shares (without a charge).  The share class conversion is expected to occur approximately three to four weeks before the Reorganization.  As a result, bar chart information is presented with respect to the Fund’s Class M shares.

Best Quarter:	Q4, 2022	19.82%
Worst Quarter:	Q1, 2020	-24.00%

The year-to-date total return of the Fund’s Class M shares as of June 30, 2026 was 10.80%.

Average Annual Total Returns as of 12/31/25

Fund Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	31.06%	7.50%	7.07%
Class M returns after taxes on distributions	30.66%	7.07%	6.70%
Class M returns after taxes on distributions and sale of fund shares	19.25%	6.11%	5.86%
Investor returns before taxes	30.67%	7.23%	6.81%
MSCI EAFE® Index reflects no deductions for fees, expenses or taxes	31.22%	8.92%	8.18%

Small Cap Fund

Year-by-Year Total Returns as of 12/31 each year (%)
Fund – Class M*

*
If the Reorganization is approved by the Fund’s shareholders Investor shares will be converted into Class M shares (without a charge).  The share class conversion is expected to occur approximately three to four weeks before the Reorganization.  As a result, bar chart information is presented with respect to the Fund’s Class M shares.

Best Quarter:	Q2, 2020	31.79%
Worst Quarter:	Q1, 2020	-27.54%

The year-to-date total return of the Fund’s Class M shares as of June 30, 2026 was 24.22%.

Average Annual Total Returns as of 12/31/25
Fund Share Class	1 Year	5 Years	10 Years
Class M returns before taxes	12.38%	4.00%	9.60%
Class M returns after taxes on distributions	4.21%	1.13%	7.28%
Class M returns after taxes on distributions and sale of fund shares	12.78%	2.83%	7.42%
Investor returns before taxes	12.10%	3.75%	9.33%
Russell 3000® Index reflects no deductions for fees, expenses or taxes	17.15%	13.15%	14.29%
Russell 2000® Index reflects no deductions for fees, expenses or taxes	12.81%	6.09%	9.62%

Fund Details
International Fund and International ETF
Goal and Approach. The Fund and the Acquiring ETF have the same investment objective and similar investment strategies.
Each fund seeks long-term capital growth.
To pursue its goal, the Fund normally invests at least 65% of its total assets in equity securities of foreign issuers. Foreign issuers are companies organized under the laws of a foreign country, whose principal trading market is in a foreign country or with a majority of their assets or business outside the United States. The Fund may invest in companies of any market capitalization. Though not specifically limited, the Fund ordinarily will invest in a broad range of (and in any case at least five different) countries. The Fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of issuers in a single country. The Fund will limit its investments in any single company to no more than 5% of the fund's net assets at the time of purchase.
The Fund invests principally in common stocks. The stocks purchased may have value and/or growth characteristics. The Fund’s sub-adviser, NIMNA, employs a bottom-up investment approach which emphasizes individual stock selection. NIMNA considers:
●
stock selection, using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts
●
country allocations, generally seeking to allocate country weightings in accordance with the MSCI Europe, Australasia and Far East (EAFE) Index, but deviations from the MSCI EAFE Index country weightings may occur
●
sector and industry allocations, grouping stocks into micro-universes of similar companies within each country to facilitate comparisons and using the sector allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index
The MSCI EAFE Index is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada.
The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth trend.
The Fund typically sells a stock when, in the view of NIMNA, it appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of NIMNA’s expectations.
The Fund, to a limited extent, may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy. The derivative instruments in which the Fund may invest include typically forward foreign currency exchange contracts. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the Fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. A derivatives contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of the underlying asset. The Fund is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of the Fund's net assets (excluding certain derivatives used for hedging), and is subject to certain reporting requirements.
To pursue its goal, the Acquiring ETF will normally invest principally in securities of companies located in countries outside the United States (foreign companies).  Foreign companies are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States.  The Acquiring ETF will ordinarily invest in at least three countries (other than the United States) and is not geographically limited in its investment selection.  The Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The Acquiring ETF’s investment policy with respect to the investment of at least 80% of its net assets may be changed by the Acquiring ETF’s board upon 60 days' prior notice to shareholders.  The Acquiring ETF will invest principally in common stocks, including common stocks listed on foreign exchanges.
The Acquiring ETF’s sub-adviser, NIMNA, will identify potential investments through extensive quantitative and fundamental research.  NIMNA will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:
●
valuation: NIMNA will consider a company’s market price in relation to its earnings, cash flows, balance sheet profile, and long-term durability to assess return potential, downside risk, and appropriate portfolio sizing;
●
sound business fundamentals: NIMNA will analyze a company's balance sheet, income, and cash flow data to determine the company's financial history and current status; and
●
positive business momentum: NIMNA will analyze momentum factors, including, but not limited to, improving earnings expectations (e.g., company earnings being revised higher), company cash flow generation that is positive and growing, and growth in both sales and earnings, and momentum catalysts (which will usually be unique to the investment opportunity and can be company-specific (e.g., a change in company management, a business combination/divestiture, a new product launch) or industry-wide (e.g., regulatory changes)), to determine whether a company’s business momentum is expected to be short-term in nature and already reflected in the company’s stock price, or expected to lead to longer-term stock price appreciation.
The Acquiring ETF may invest in equity securities of companies of any market capitalization, with a greater emphasis on large- and mid-capitalization companies.
Although it is expected that the currency exposure of the Acquiring ETF’s portfolio will normally be unhedged to the U.S. dollar, NIMNA may, at times, hedge certain portfolio securities to the U.S. dollar.
The Acquiring ETF may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more countries, and/or sectors.  The Acquiring ETF currently expects to invest a significant portion of its assets in securities of companies in the United Kingdom and Japan, and companies in the financials and industrials sectors.
The Acquiring ETF will typically sell a stock when NIMNA believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.
Although not a principal investment strategy, the Acquiring ETF may invest in equity securities of issuers in emerging markets countries as classified by Morgan Stanley Capital International.
Although not a principal investment strategy, the Acquiring ETF may, but is not required to, use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.  The derivative instruments in which the Acquiring ETF may invest typically include forward foreign currency exchange contracts.  When executing a forward contract, the Acquiring ETF will be obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forward contracts, the Acquiring ETF will incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.  The Acquiring ETF will realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Acquiring ETF will incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.  The Acquiring ETF will realize a gain if the value of the contract increases between those dates.  To the extent a derivative instrument has similar economic characteristics to equity securities as described in the Acquiring ETF’s policy with respect to the investment of at least 80% of its net assets, the market value of such instrument will be included in the 80% calculation.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  A derivatives contract will obligate or entitle the Acquiring ETF to deliver or receive an asset or cash payment based on the change in value of the underlying asset.
Although not a principal investment strategy, at times, the Acquiring ETF may engage in active and frequent trading, which will increase portfolio turnover.
Although not a principal investment strategy, the Acquiring ETF may lend its portfolio securities to brokers, dealers and other financial institutions.  Loans of portfolio securities may not exceed 33-1/3% of the value of the Acquiring ETF's total assets.
Under adverse market conditions, the Acquiring ETF may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in U.S. Treasury securities or money market instruments. When this allocation happens, the Acquiring ETF may not achieve its investment objective.
Small Cap Fund and Small Cap ETF
Goal and Approach.  The Fund and the Acquiring ETF have the same investment objective and similar investment management strategies.
Each fund seeks capital appreciation.
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies.  The Fund's investment objective and policy with respect to the investment of at least 80% of its net assets may be changed by the Trust's board upon 60 days' prior notice to shareholders.  The Fund currently considers small cap companies to be those companies with market capitalizations that are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index.  The Fund normally allocates its assets among multiple investment strategies employed by BNYIA and its affiliates that invest primarily in equity securities issued by small cap companies.  The Fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles.  The Fund invests principally in common stocks.  The Fund may invest up to 15% of its net assets in the equity securities of foreign issuers, including up to 10% of its net assets in the equity securities of issuers located in emerging market countries.
BNYIA determines the investment strategies and sets the target allocations and ranges.  The investment strategies and the Fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:
Investment Strategy	Target	Range
Small Cap Value Strategy	50%	0% to 100%
Small Cap Growth Strategy	50%	0% to 100%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice.  The target weightings will deviate over the short term because of market movements and Fund cash flows.  The target weightings do not reflect the Fund's working cash balance — a portion of the Fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  BNYIA normally considers reallocating the Fund's investments at least quarterly, but may do so more often in response to market conditions.  Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time.  BNYIA has the discretion to change the investment strategies and the target allocations and ranges when BNYIA deems it appropriate.  The investment strategies are employed by NIMNA.
The Russell 2000® Index is an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market.  As of March 31, 2026, the market capitalization of the largest company in the Russell 2000® Index was approximately $34.2 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $4.9 billion and $963 million, respectively. These capitalization measures vary with market changes and reconstitutions of the Russell 2000® Index.
NIMNA employs the Small Cap Value Strategy and the Small Cap Growth Strategy in choosing investments for the Fund.
The portion of the Fund's assets allocated to the Small Cap Value Strategy normally is invested primarily in equity securities of small cap value companies.  In constructing this portion of the Fund's portfolio, NIMNA employs a value-based investment style, which means that NIMNA seeks to identify those companies with stocks trading at prices below what are believed to be their intrinsic value.  NIMNA measures value for the Small Cap Value Strategy by evaluating a company's valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.  NIMNA focuses primarily on individual stock selection instead of trying to predict which industries or sectors will perform best.  The stock selection process is designed to produce a diversified portfolio of companies that NIMNA believes are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.  The Russell 2000® Value Index, which includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values, is the benchmark for the Small Cap Value Strategy.

NIMNA typically sells a security for the Small Cap Value Strategy when NIMNA believes that there has been a negative change in the company's fundamentals, the company has met its price objective or has become fully valued.  NIMNA also generally will sell a security when the company has lost favor in the current market or economic environment or a more attractive opportunity has been identified.
The portion of the Fund's assets allocated to the Small Cap Growth Strategy normally is invested primarily in equity securities of small cap companies with favorable growth prospects.  In constructing this portion of the Fund's portfolio, NIMNA employs a growth-oriented investment style, which means NIMNA seeks to identify those small cap companies which are experiencing or are expected to experience rapid earnings or revenue growth.  NIMNA looks for high quality companies for the Small Cap Growth Strategy, especially those with products or services that are believed to be leaders in their market niches.  NIMNA focuses on individual stock selection instead of trying to predict which industries or sectors will perform best.  NIMNA uses fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth.  NIMNA invests in a company for the Small Cap Growth Strategy when NIMNA’s research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises. The Small Cap Growth Strategy may lead to an emphasis in investing in certain sectors.  The portion of NIMNA’s assets allocated to the Small Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.  The Russell 2000® Growth Index, which includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values, is the benchmark for the Small Cap Growth Strategy.
NIMNA monitors the securities in this portion of the Fund's portfolio, and will consider selling a security for the Small Cap Growth Strategy if an event occurs that contradicts NIMNA’s rationale for owning it, such as deterioration in the company's financial fundamentals.  In addition, NIMNA may sell a security if better investment opportunities emerge elsewhere.
To pursue its goal, the Acquiring ETF will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small cap companies.  The Acquiring ETF will consider small cap companies to be those companies with market capitalizations that, at the time of purchase, are equal to or less than the market capitalization of the largest company included in the Russell 2000® Index.  The Acquiring ETF’s investment policy with respect to the investment of at least 80% of its net assets may be changed by the Acquiring ETF’s board upon 60 days' prior notice to shareholders.  The Acquiring ETF will invest principally in common stocks.
In constructing the Acquiring ETF’s portfolio, NIMNA will employ a fundamental, research driven process that seeks to identify high quality small cap companies with durable growth, sound business fundamentals, and attractive valuation.  The process emphasizes cash flow generation, balance sheet strength, competitive positioning, and identifiable catalysts (e.g., business fundamental changes or developments the sub-adviser believes have the potential to improve a company’s long term earnings power, cash flows, or market position over time) that can drive value creation.  NIMNA will select stocks it believes represent the most attractive opportunities within the small cap universe, while seeking to manage risk through sector, industry and security diversification and ongoing portfolio review.  While NIMNA will consider both value- and growth-oriented factors, there are no prescribed target allocations to any particular investment style.
The Russell 2000® Index is an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market.  As of March 31, 2026, the market capitalization of the largest company in the Russell 2000® Index was approximately $34.2 billion, and the weighted average and median market capitalizations of the Russell 2000® Index were approximately $4.9 billion and $963 million, respectively.  These capitalization measures vary with market changes and reconstitutions of the Russell 2000® Index.
The Acquiring ETF may, from time to time, invest a significant portion (more than 20%) of its net assets in securities of companies in one or more sectors.
The Acquiring ETF will typically sell a stock when NIMNA believes there is a more attractive alternative, the stock's valuation is excessive or there are deteriorating fundamentals, such as a loss of competitive advantage, a failure in management execution or deteriorating capital structure.  In addition, at times, the Acquiring ETF may engage in active and frequent trading, which will increase portfolio turnover.
Although not a principal investment strategy, the Acquiring ETF may invest up to 15% of its net assets in equity securities of foreign companies.  Foreign companies are companies that are organized under the laws of a country other than the United States.
Although not a principal investment strategy, at times, the Acquiring ETF may engage in active and frequent trading, which will increase portfolio turnover.
Although not a principal investment strategy, the Acquiring ETF may lend its portfolio securities to brokers, dealers and other financial institutions.  Loans of portfolio securities may not exceed 33-1/3% of the value of the Acquiring ETF’s total assets.
Under adverse market conditions, the Acquiring ETF may take temporary defensive positions that are inconsistent with its principal investment strategies by holding cash or investing, without limit, in U.S. Treasury securities or money market instruments.  When this allocation happens, the Acquiring may not achieve its investment objective.
Non-Principal Investment Risks.  In addition to the principal risks described above, the Acquiring ETF and the Fund, as applicable, are subject to the following additional risks that are not anticipated to be principal risks of investing in the Acquiring ETF or the Fund:

	International Fund	International ETF	Small Cap Fund	Small Cap ETF
Cash transaction risk		✓		✓
Costs of buying and selling shares risk		✓		✓
Currency forward risk		✓
Derivatives risk	✓	✓
Emerging market risk		✓	✓
Financials sector risk	✓
Foreign currency risk			✓

Foreign investment risk				✓
Leverage risk	✓
Liquidity risk		✓		✓
Portfolio turnover risk/ Short-term trading risk	✓	✓	✓	✓
Securities lending risk		✓		✓
Small company risk		✓
Temporary investment risk	✓	✓	✓	✓

●
Cash transaction risk (International ETF and Small Cap ETF):  To the extent the fund sells portfolio securities to meet some or all of a redemption request with cash, the fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in kind.  As a result, the fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.  Additionally, the fund may incur additional brokerage costs related to buying and selling securities if it utilizes cash as part of a creation or redemption transaction than it would if the fund had transacted entirely in-kind.  The fund imposes transaction fees to offset all or a part of the costs associated with utilizing cash as part of a creation or redemption transaction.  To the extent that the transaction fees do not offset the costs associated with a cash transaction, the fund's performance may be negatively impacted.
●
Costs of buying and selling shares risk (International ETF and Small Cap ETF):  Investors buying or selling fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of fund shares.  In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for fund shares (the "bid" price) and the price at which an investor is willing to sell fund shares (the "ask" price).  This difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread."  The bid/ask spread varies over time for fund shares based on trading volume and market liquidity, and is generally lower if fund shares have more trading volume and market liquidity and higher if fund shares have little trading volume and market liquidity.  Further, increased market volatility may cause increased bid/ask spreads.  Due to the costs of buying or selling fund shares, including bid/ask spreads, frequent trading of fund shares may significantly reduce investment results and an investment in fund shares may not be advisable for investors who anticipate regularly making small investments.
●
Currency forward risk (International ETF):  Currency forward contracts are derivative instruments pursuant to a contract with a counterparty to buy or sell a specific currency at a future date at a price set at the time of the contract.  Not all forward contracts require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty.  Foreign currency forward transactions include risks associated with fluctuations in foreign currency.
●
Derivatives risk (International Fund and International ETF):  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility.  Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. With respect to the International Fund: Derivative instruments, such as swap agreements, forward contracts and other over-the-counter transactions, also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.  Many of the regulatory protections afforded participants on organized exchanges for futures contracts and exchange-traded options, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter derivative transactions.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued). With respect to the International Fund: If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately-negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
●
Emerging market risk (International ETF and Small Cap Fund):  The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies, potentially making prompt liquidation at an attractive price difficult.  The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates.  There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable.  In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers.  Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  Additionally, investments in these countries may have restrictions that make it difficult or impossible for the fund to exercise rights, pursue legal remedies, and obtain judgements in foreign courts.  Investments in these countries may be subject to political, economic, legal, market and currency risks.  The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

●
Financials sector risk (International Fund): Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.
●
Foreign currency risk (Small Cap Fund): Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates may fluctuate significantly over short periods of time.  Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.
●
Foreign investment risk (Small Cap ETF):  Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement, or asset custody, may result in losses for the fund.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.  To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market.  These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.  To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.
●
Leverage risk (International Fund): The use of leverage, such as entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value of the underlying asset can result in a loss substantially greater than the amount invested in the derivative itself.
●
Liquidity risk (International ETF and Small Cap ETF):  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Investments that are illiquid or that trade in lower volumes may be more difficult to value.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have

●
greater exposure to liquidity risk than domestic securities.  Liquidity can also decline unpredictably in response to overall economic conditions or credit tightening.  In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.
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Portfolio turnover risk (International ETF and Small Cap ETF)/ Short-term trading risk (International Fund and Small Cap Fund): At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.
●
Securities lending risk (International ETF and Small Cap ETF):  The fund may lend its portfolio securities to brokers, dealers and other financial institutions.  In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities.  If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.
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Small company risk (International ETF):  Small companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.  These companies may have limited product lines, markets or financial resources, or may depend on a limited management group.  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.  Some of the fund’s investments will rise and fall based on investor perception rather than economic factors.
●
Temporary investment risk (International Fund/International ETF and Small Cap Fund/Small Cap ETF):  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and/or money market securities, or hold cash. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund's investments may not be consistent with its principal investment strategy, and the fund may not achieve its investment objective.
Investment Advisers, Sub-Adviser and Sub-Sub-Adviser.  The investment adviser for each Fund is BNYIA, located at 240 Greenwich Street, New York, New York 10286.  As of June 30, 2026, BNYIA managed approximately $415 billion in approximately 74 mutual fund portfolios.  BNYIA is the primary mutual fund business, and a wholly-owned subsidiary, of The Bank of New York Mellon Corporation (“BNY”).  The investment adviser for each Acquiring ETF is BNY ETF Adviser, located at 201 Washington Street, Boston, Massachusetts 02108.  As of June 30, 2026, BNY ETF Adviser managed approximately $18.1 billion in 22 ETF portfolios.  BNY ETF Adviser is the primary ETF business, and a wholly-owned subsidiary, of BNY.  BNY is a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle.  Whether providing financial services for institutions, corporations or individual investors, BNY delivers informed investment management and investment services in 35 countries.  BNY is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace.  As of June 30, 2026, BNY has $62.6 trillion in assets under custody and administration and $2.2 trillion in assets under management.  BNY is the corporate brand of The Bank of New York Mellon Corporation and may be used to reference the corporation as a whole and/or its various subsidiaries generally.  BNY Investments is one of the world’s leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY’s affiliated investment management firms, wealth management services and global distribution companies.  Additional information is available at www.bny.com/corporate/global/en/solutions/asset-managers.
BNYIA and BNY ETF Adviser have engaged NIMNA to serve as sub-adviser to each Fund and Acquiring ETF, respectively.  BNYIA and BNY ETF Adviser have agreed to pay NIMNA a sub-advisory fee out of the fee received from each Fund and Acquiring ETF, respectively.  NIMNA, which is an indirect wholly-owned subsidiary of BNY, was founded in 2021 and is registered in the United States with the Commission as an investment adviser. NIMNA is part of the group of affiliated companies that individually or collectively provide investment advisory services under the brand “Newton” or “Newton Investment Management”. Such brand currently includes NIMNA and Newton Limited. Newton Limited is authorized and regulated in the United Kingdom by the Financial Conduct Authority and is registered as an investment adviser with the Commission. Newton Limited was incorporated on June 6, 1978 and became a subsidiary of BNY on July 23, 1998. As of June 30, 2026, Newton Investment Management managed approximately $127.6 billion in discretionary separate accounts and other investment accounts, of which NIMNA managed approximately $82.7 billion and Newton Limited managed approximately $44.9 billion.

NIMNA has entered into a sub-sub-investment advisory agreement with Newton Limited, which enables Newton Limited to provide certain advisory services to NIMNA for the benefit of the Funds, including, but not limited to, portfolio management services (the “Advisory Services”). Newton Limited also will serve as sub-sub-adviser to the Acquiring ETFs and may provide the Advisory Services to NIMNA as the Acquiring ETFs’ sub-adviser.

A discussion regarding the basis for the Fund Trust’s Board approving the Funds’ investment advisory agreement with BNYIA, is available in the Funds’ Form N-CSR filing for the fiscal period ended August 31, 2025.  A discussion regarding the basis for the Fund Trust’s Board approving the sub-investment advisory agreement between BNYIA and NIMNA, and the sub-sub-advisory agreement between NIMNA and Newton Limited, is available in the Funds’ Form N-CSR filing for the fiscal period ended February 28, 2026.  A discussion regarding the basis for the ETF Trust II’s Board approving the Acquiring ETFs’ investment advisory agreement with BNY ETF Adviser, the sub-investment advisory agreement between BNY ETF Adviser and NIMNA, and the sub-sub-advisory agreement between NIMNA and Newton Limited, will be available in the Acquiring ETFs’ Form N-CSR filing for the fiscal period ending February 28, 2027.
The Acquiring ETFs may rely on an exemptive order and related no-action relief from the Commission to use a manager of managers approach that permits BNY ETF Adviser, subject to certain conditions and approval by the ETF Trust II’s Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with BNY ETF Adviser without obtaining shareholder approval.  The exemptive order also relieves the Acquiring ETFs from disclosing the sub-investment advisory fee paid by BNY ETF Adviser to a sub-adviser in documents filed with the Commission and provided to shareholders.  The Acquiring ETFs are required to disclose (as a dollar amount and a percentage of the Acquiring ETF’s assets) (1) the aggregate fees paid to BNY ETF Adviser and any wholly-owned sub-adviser and (2) the aggregate fees paid to affiliated (i.e., less than wholly-owned) and unaffiliated sub-advisers.  BNY ETF Adviser has ultimate responsibility (subject to oversight by the ETF Trust II’s Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the ETF Trust II’s Board.  The ETF Trust II’s Board, including a majority of the “non-interested” board members, must approve each new sub-adviser.  In addition, the

Acquiring ETFs are required to provide shareholders with information about each new sub-adviser within 90 days of the hiring of any new sub-adviser.  The Funds do not currently rely on a similar exemptive order.
Primary Portfolio Managers.  The following table sets forth the primary portfolio managers for each Fund and its corresponding Acquiring ETF:

Fund	Primary Portfolio Manager(s)	Acquiring ETF	Primary Portfolio Managers
International Fund	Keith Howell (since October 2025) Tim Lucas (since October 2025)	International ETF	Keith Howell Tim Lucas
Small Cap Fund	Peter D. Goslin (since June 2025) Andrew Leger (since September 2021) Karen Behr (since September 2021) Monty Kori (since February 2025)	Small Cap ETF	Greg Manley Andrew Leger Karen Behr Monty Kori
Ms. Behr is currently a portfolio manager at NIMNA.  She has been employed by NIMNA or a predecessor company of NIMNA since 2008.
Mr. Goslin is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1999.
Mr. Howell is currently a portfolio manager at NIMNA.  He has been employed by NIMNA or a predecessor company of NIMNA since 2006.
Mr. Kori is currently a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2017.
Mr. Leger is currently a portfolio manager at NIMNA.  He has been employed by NIMNA or a predecessor company of NIMNA since 2014.
Mr. Lucas is currently a portfolio manager at Newton Limited. He has been employed by Newton Limited since 2004.
Mr. Manley is currently a portfolio manager at NIMNA. Before joining NIMNA, Mr. Manley was a senior portfolio manager and research analyst at Brandywine Global Investment Management, where he was employed from May 2000 to January 2025.
Board Members.  The Fund Trust and the ETF Trust II have different Board members.  None of the Board members of the Fund Trust or the ETF Trust II is an “interested person” (as defined in the 1940 Act) of the Funds or the Acquiring ETFs (“Independent Board Members”).  For a description of the ETF Trust II’s Board members, see Exhibit C.

Independent Registered Public Accounting Firm.  KPMG LLP is the independent registered public accounting firm for the Funds.  Ernst & Young LLP is the independent registered public accounting firm for the Acquiring ETFs.
Other Service Providers.  BNY Mellon Securities Corporation, a wholly-owned subsidiary of BNYIA, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ and Acquiring ETFs’ distributor (i.e., principal underwriter).
The Bank of New York Mellon (“BNY Mellon”), an affiliate of BNYIA and BNY ETF Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ and the Acquiring ETFs’ administrator and custodian.  BNY Mellon also serves as the Acquiring ETFs’ transfer agent.  BNY Mellon Transfer, Inc., a wholly-owned subsidiary of BNYIA, located at 240 Greenwich Street, New York, New York 10286, serves as the Funds’ transfer and dividend disbursing agent.
Capitalization.  The Funds have classified and issued two classes of shares—Class M and Investor shares of beneficial interest.  All share classes of a Fund invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.  If the respective Reorganization is approved by the Fund’s shareholders, Investor shares of the Fund will be converted into Class M shares of the Fund (without a charge) approximately three to four weeks before the Reorganization.  In addition, approximately two weeks before the Reorganization, a Fund may, if deemed advisable by management of BNYIA, effect a share split (either forward or reverse) to approximate the net asset value per share of the corresponding Acquiring ETF.  After such share split (if any), any fractional shares held by shareholders will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.  The redemption of fractional shares is expected to occur approximately one to two business days before the Reorganization.  The Acquiring ETFs offer one class of shares of beneficial interest without a separate share class designation.  Each share of a Fund and the corresponding Acquiring ETF has one vote and, when issued and paid for in accordance with the terms of its offering, is fully paid and non-assessable.  Shares have no preemptive or subscription rights and are freely transferable.
As of April 30, 2026, each Fund’s total net assets (attributable to Class M and Investor shares) were as follows:
Fund	Total Net Assets
International Fund	$233,405,270
Small Cap Fund	$132,301,660

The following tables set forth, as of April 30, 2026, (1) the capitalization of each class of the Funds and (2) the pro forma capitalization of the corresponding Acquiring ETF’s shares, as adjusted showing the effect of the respective Reorganization had it occurred on such date. The pro forma numbers reflect the conversion of Investor shares into Class M shares of each Fund, expected to occur approximately three to four weeks before the Reorganization.  The pro forma numbers do not reflect any cash to be paid in lieu of fractional shares, and cash and Wealth shares of Dreyfus Government Cash Management to be exchanged for Fund shares held through Non-Qualifying Accounts.

	International Fund Class M	Adjustments[1]	International ETF Pro Forma After Reorganization Shares Attributable to Fund Class M

Total net assets	$209,502,354	$23,553,916	$233,056,270
Net asset value per share	$18.71	$--	$18.71
Shares outstanding	11,196,348	1,258,782	12,455,130

	International Fund Investor	Adjustments[1]	International ETF Pro Forma After Reorganization Shares Attributable to Investor Class

Total net assets	$23,902,916	$(23,902,916)	N/A
Net asset value per share	$20.23	$(20.23)	N/A
Shares outstanding	1,181,577	(1,181,577)	N/A

	Small Cap Fund Class M	Adjustments[1]	Small Cap ETF Pro Forma After Reorganization Shares Attributable to Fund Class M

Total net assets	$113,470,050	$18,475,610	$131,945,660
Net asset value per share	$17.57	$--	$17.57
Shares outstanding	6,458,522	1,051,600	7,510,122

	Small Cap Fund Investor	Adjustments[1]	Small Cap ETF Pro Forma After Reorganization Shares Attributable to Investor Class

Total net assets	$18,831,610	$(18,831,610)	N/A
Net asset value per share	$15.40	$(15.40)	N/A
Shares outstanding	1,222,843	(1,222,843)	N/A

1.
Adjustments reflect the estimated costs of the Reorganization to be borne by each Fund, and the conversion of Investor shares into Class M shares prior to the Reorganization.

Purchase Procedures.  The Funds operate as mutual funds and the Acquiring ETFs operate as ETFs.  As a result, the purchase procedures for individual shares of the Funds and the Acquiring ETFs differ.
The price for each class of shares of each Fund is the net asset value per share, which is calculated as of the scheduled close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) on days the NYSE is scheduled to be open for regular business.  Shares of each Fund are priced at the respective Fund’s next net asset value calculated after an order is received in proper form by the Fund’s transfer agent or other authorized entity.
Shares of the International ETF will be listed for secondary trading on the Cboe BZX Exchange, Inc., and shares of the Small Cap ETF will be listed for secondary trading on The Nasdaq Stock Market LLC. Individual fund shares may only be purchased in the secondary market through a broker-dealer.  The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  If you buy Acquiring ETF shares in the secondary market, you will pay the secondary market price for Acquiring ETF shares.  In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The trading prices of Acquiring ETF shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Acquiring ETF’s net asset value, which is calculated at the end of each business day (normally 4:00 p.m. Eastern time).  Acquiring ETF shares will trade on an exchange at market prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Acquiring ETF shares.
See the relevant Fund’s Prospectus and Statement of Additional Information for a more detailed discussion of the Fund’s purchase procedures.
Distribution and Shareholder Services Plans.  Each Fund pays the Distributor a fee at the annual rate of 0.25% of the value of the Fund’s average daily net assets attributable to Investor shares pursuant to a shareholder services plan to compensate the Distributor for the provision of certain services to holders of such shares.  Shareholder services include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, and services related to the maintenance of shareholder accounts.  The Distributor may compensate financial intermediaries in respect of shareholder services to the clients of financial intermediaries that hold Investor shares of the Fund.  Each Fund will discontinue the imposition of the shareholder services fee for Investor shares on or about November 1, 2026.
There is no shareholder services plan fee for Class M shares of the Funds or any Rule 12b-1 plan fee for shares of the Funds.
The Board of the ETF Trust II has adopted a Rule 12b-1 Plan for each Acquiring ETF.  Under the Rule 12b-1 Plan, each Acquiring ETF is authorized to pay shareholder services and distribution fees in connection with the sale and distribution of its shares and/or servicing of accounts in an amount up to 0.25% of its average daily net assets each year.  No payments pursuant to the 12b-1 Plan will be made through at least the first twelve (12) months of operation. Additionally, the implementation of any such payments would have to be approved by the ETF Trust II’s Board prior to implementation.  Because these fees would be paid out of an Acquiring ETF’s assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment in an Acquiring ETF and may cost you more over time.  The Acquiring ETFs have not adopted a shareholder services plan.
See the relevant fund’s Prospectus and Statement of Additional Information for a more detailed discussion of each Fund’s shareholder services plan, and each Acquiring ETF's Rule 12b-1 Plan.
Redemption Procedures.  Similar to purchase procedures above, because the Funds operate as mutual funds and the Acquiring ETFs operate as ETFs, the redemption procedures for individual shares of the Funds and the Acquiring ETFs differ.
An investor may sell (redeem) shares of the Funds at any time.  The shares are sold at the respective Fund’s next net asset value calculated after an order is received in proper form by the Fund’s transfer agent or other authorized entity.  Any certificates representing Fund shares being sold must be returned with a redemption request.  If you request the respective Fund to transmit your redemption proceeds to you by check, each Fund expects that your redemption proceeds normally will be sent within two business days after your request is received in proper form.  If you request the respective Fund to transmit your redemption proceeds to you by wire via the Wire Redemption Privilege ($1,000 minimum) or electronic check via the TeleTransfer Privilege ($500 minimum), and the Fund has your bank account information on file, each Fund expects that your redemption proceeds normally will be wired within one business day or sent by electronic check within two business days, as applicable, to your bank account after your request is received in proper form.  With respect to each Fund, payment of redemption proceeds may take longer than the number of days the Fund typically expects and may take up to seven days after your order is received in proper form by the Fund’s transfer agent or other authorized entity, particularly during periods of stressed market conditions or very large redemptions or excessive trading.
Under normal circumstances, each Fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash.  In addition, each Fund, and certain other funds in the BNY Mellon Family of Funds, may draw upon an unsecured credit facility for temporary or emergency purposes to meet redemption requests.  Each Fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redeem in-kind”), to the extent the composition of the Fund’s investment portfolio enables it to do so.  Generally, a redemption in-kind may be made under the following circumstances: (1) BNYIA determines that a redemption in-kind (i) is more advantageous to the Fund (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities, (ii) will not favor the redeeming shareholder to the detriment of any other shareholder or the Fund and (iii) is in the best interests of the Fund; (2) to manage liquidity risk (i.e., the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund); (3) in stressed market conditions; or (4) subject to the approval of the Fund Trust’s Board in other circumstances identified by BNYIA.  Securities distributed in connection with any such redemption in-kind are expected to generally represent an investor’s pro rata portion of assets held by a Fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, certain derivatives, restricted securities, odd lots or fractional shares.  Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur transaction costs and taxable gain when selling the securities.
Shares of the International ETF will be listed for secondary trading on the Cboe BZX Exchange, Inc., and shares of the Small Cap ETF will be listed for secondary trading on The Nasdaq Stock Market LLC. Individual fund shares may only be sold in the secondary market through a broker-dealer.  If you sell Acquiring ETF shares in the secondary market, you will receive the secondary market price for Acquiring ETF shares.  In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The trading prices of Acquiring ETF shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Acquiring ETF’s net asset value, which is calculated at the end of each business day (normally 4:00 p.m. Eastern time).  Acquiring ETF shares will trade on an exchange at market prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of the Acquiring ETF shares.
See the relevant fund’s Prospectus and Statement of Additional Information for a more detailed discussion of the fund’s redemption procedures.
Distributions.  The dividends and distributions policies of each Fund and the corresponding Acquiring ETF are identical.  Each fund anticipates paying its shareholders any dividends and capital gain distributions annually.  A fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.  The actual amount of dividends paid per share by the Funds and the Acquiring ETFs is different.  See the relevant fund’s Prospectus and Statement of Additional Information for a further discussion of dividends and distributions policies.

Tax.  The tax implications of an investment in the Funds and the Acquiring ETFs are generally the same.  However, each Acquiring ETF, as an ETF, may present certain tax efficiencies for investors over the corresponding Fund, a mutual fund.  The Acquiring ETFs intend to create and redeem Creation Units primarily on an in-kind basis, thereby minimizing the Acquiring ETF’s recognition of gain with respect to any appreciated securities it redeems in-kind.  Accordingly, investors in the Acquiring ETFs typically are generally only subject to capital gains taxes on their investment in the Acquiring ETF in connection with the sale of their Acquiring ETF shares.  In contrast, because the Funds generally do not distribute securities in-kind but instead sell portfolio securities, such sales can generate capital gains within the Fund that may be required to be distributed in a taxable distribution to all of its shareholders—even if the shareholders may have an unrealized loss on their overall investment in the Fund.  See the relevant fund’s Prospectus and Statement of Additional Information for a further discussion of the tax implications of investments in the funds.
Fiscal Years.  The fiscal/tax year end of the Funds is August 31. The initial fiscal/tax year end for the Acquiring ETFs will be August 31.
Shareholder Services.  The Funds currently offer certain shareholder privileges to shareholders holding shares in individual accounts, such as the Fund Exchanges service, Auto-Exchange Privilege, Automatic Asset Builder®, Payroll Savings Plan, Government Direct Deposit, Dividend Sweep, Automatic Withdrawal Plan, and Corporate Pension/Profit-Sharing and Retirement Plans.  The Acquiring ETFs will not offer these privileges.  However, the Qualified Account through which a shareholder will hold the Acquiring ETF shares may offer similar services and privileges.
Organizational and Governance Structure.  Each Fund is a series of the Fund Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Fund Trust’s Amended and Restated Agreement and Declaration of Trust (the “Fund Trust Declaration of Trust”), the Fund Trust’s Amended and Restated By-Laws and the laws of the Commonwealth of Massachusetts.  Each Acquiring ETF is a newly created series of the ETF Trust II, which is also a Massachusetts business trust, and the rights of its shareholders are governed by the ETF Trust II’s Amended and Restated Agreement and Declaration of Trust (the “ETF Trust II Declaration of Trust”), the ETF Trust II’s By-Laws and the laws of the Commonwealth of Massachusetts.
Shareholder Voting Rights.  Pursuant to the ETF Trust II Declaration of Trust, shareholders shall have the right to vote only (i) for the election or removal of trustees, and (ii) with respect to such additional matters relating to the ETF Trust II as may be required by law or as the trustees may consider and determine necessary or desirable. Each whole share shall entitle the holder thereof to one vote as to any matter on which the holder is entitled to vote, and each fractional share shall entitle the holder thereof to a proportionate fractional vote (the Acquiring ETFs do not currently issue fractional shares).  There shall be no cumulative voting in the election of trustees or on any other matter submitted to a vote of the shareholders.
Pursuant to the Fund Trust Declaration of Trust, shareholders shall have the right to vote only (i) for the election and removal of trustees, (ii) with respect to the appointment of an investment manager, (iii) with respect to an amendment to the Fund Trust Declaration of Trust, (iv) with respect to the termination of the Fund Trust or series of shares of the Fund Trust as provided for in the Fund Trust Declaration of Trust and (v) with respect to such additional matters relating to the Fund Trust as may be required by law, by the Fund Trust Declaration of Trust, the Fund Trust’s Amended and Restated By-Laws or any registration of the Fund Trust with the Commission or any state, or as the trustees may consider desirable.  Amendments to the Fund Trust Declaration of Trust, except for changing the Fund Trust’s name or supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provisions, requires the vote of a majority outstanding shares.  In addition, the Fund Trust may be terminated at any time by vote of shareholders holding at least a majority of outstanding shares or by the trustees by written notice to the shareholders.  Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote (except that in the election of trustees said vote may be cast for as many persons as there are trustees to be elected), and each fractional share shall be entitled to a proportionate fractional vote.  Shares must be voted in the aggregate as a single class except (i) when required by the 1940 Act or when the trustees have determined that the matter affects one or more series or classes differently and (ii) when the trustees have determined that the matter affects only the interests of one or more series or classes.  There shall be no cumulative voting in the election of trustees.  A plurality of all the votes cast at a meeting at which a quorum is present shall be sufficient to elect a trustee.  The Fund Trust Declaration of Trust provide that thirty percent (30%) of the Fund’s shares entitled to vote shall constitute a quorum for the transaction of business at a Fund shareholders’ meeting. Matters requiring a larger vote by law or under the organizational documents for the Acquiring ETFs or the Funds are not affected by such quorum requirements.
Shareholder Meetings.  The ETF Trust II and the Fund Trust are not required to, and do not, have annual meetings.  Meetings of the shareholders of the ETF Trust II or any one or more series or classes may be called and held from time to time for the purpose of taking action upon any matter requiring the vote or authority of the shareholders as provided in the ETF Trust II Declaration of Trust or upon any other matter deemed by the trustees to be necessary or desirable.  A meeting of the shareholders shall be called by the secretary of the ETF Trust II whenever ordered by the trustees, or requested in writing by the holder or holders of at least 30% of the outstanding shares entitled to vote at such meeting.  Meetings of the shareholders of the Fund Trust may be called by the secretary of the Fund Trust whenever ordered by the trustees, or when requested in writing by the holders of at least 30% of all the votes entitled to be cast at such meeting, or at least 10% of the outstanding shares entitled to vote at such meeting if the purpose of the same is to remove a trustee.
Shareholder Liability and Indemnification.  The ETF Trust II Declaration of Trust disclaims shareholder liability for any debt, liability, or obligation, or expense incurred by, contracted for, or otherwise existing with respect to, the ETF Trust II or any series or class.
With respect to the Fund Trust and ETF Trust II, in case any shareholder or former shareholder of the Fund Trust or ETF Trust II shall be held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the applicable series of the Fund Trust or ETF Trust II, respectively, to be held harmless from and indemnified against all loss and expense arising from such liability.
Liability and Indemnification of Board Members and Officers.  Under the Fund Trust Declaration of Trust and ETF Trust II Declaration of Trust, no trustee or officer shall be liable to the Fund Trust or ETF Trust II or any of its series for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else and shall not be liable for errors of judgment or mistakes of fact or law.  Further, Fund Trust and ETF Trust II trustees and officers shall be indemnified by the Fund Trust and ETF Trust II, respectively, to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by the trustee or officer in connection with any claim, action, suit, or proceeding in which the trustee or officer becomes involved as a party or otherwise by virtue of being or having been a trustee or officer; however, no indemnification shall be provided to the extent such indemnification is prohibited by applicable federal law.

Under the 1940 Act, a trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.
* * * * * * * * *
The foregoing is a very general summary of certain provisions of the documents governing the ETF Trust II and Fund Trust.
REASONS FOR THE REORGANIZATIONS
At the Fund Trust’s Board meeting held on June 8-9, 2026, BNYIA recommended that the Fund Trust’s Board approve each Reorganization.  Management recommended the Reorganizations because of potential operational and tax advantages that the Acquiring ETFs, as ETFs, would provide compared to the Funds, as mutual funds, including lower expenses, less cash drag on performance, flexible trading of shares, more efficient portfolio management and lower portfolio transaction costs, and tax efficiency.  Other factors management considered in connection with recommending the Reorganizations included that there would be little disruption for Fund shareholders, the tax-free nature of the Reorganization, and potentially more favorable sales prospects for the Acquiring ETFs.  Management also confirmed that it would be able to manage an investment strategy similar to that of each Fund’s investment strategy equally effectively in an ETF structure.  BNYIA provided written materials to the Fund Trust’s Board containing relevant information about the Acquiring ETFs and the Reorganizations.
The Fund Trust’s Board, with the advice and assistance of fund counsel and counsel to the Independent Board Members, concluded that each Reorganization is in the best interests of the respective Fund and that the interests of shareholders of the Fund will not be diluted as a result of the Reorganization.  In reaching this conclusion, the Fund Trust’s Board determined that reorganizing each Fund into the corresponding Acquiring ETF offers potential benefits to the Fund’s shareholders.  These potential benefits include permitting the Fund’s shareholders to pursue the same investment goal in an ETF that has a lower management fee and an estimated lower total annual expense ratio.  In addition, each Acquiring ETF will be subject to a unitary fee structure, which will require the BNY ETF Adviser to pay the Acquiring ETF’s ordinary operating expenses without any increase in the management fee, and is expected to result in lower fees and expenses to shareholders.  Further, Fund shareholders may benefit from certain potential advantages offered by ETFs, including greater tax efficiency, lower portfolio transaction costs, more efficient portfolio management, and the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange.
In determining whether to recommend approval of each Reorganization, the Fund Trust’s Board did not identify any particular factor or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and individual Board members may have attributed different weights to various factors.  These considerations included the following:  (1) the comparability of each Fund’s and the corresponding Acquiring ETF’s investment objective, management policies, strategies and restrictions, noting that each corresponding Acquiring ETF has the same investment objective, and similar investment strategies, and risks as the respective Fund; (2) the investment management experience of BNY ETF Adviser, NIMNA, Newton Limited, and the proposed portfolio managers of the Acquiring ETFs, noting that NIMNA currently serves as the sub-adviser of each Fund, Newton Limited currently serves as sub-sub-adviser of each Fund, the same portfolio managers of the International Fund, and three of the four portfolio managers of the Small Cap Fund, will serve as the portfolio managers of the corresponding Acquiring ETFs; (3) information regarding the fees and expenses, including the management fees and total annual expense ratios, of each Fund and the corresponding

Acquiring ETF, noting that each Acquiring ETF has a lower management fee  and is estimated by management to have a lower total annual expense ratio than the corresponding Fund; (4) information regarding the potential benefits to Fund shareholders resulting from the respective Reorganization, including greater tax efficiency, the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange, less cash drag on performance, and lower portfolio transaction costs (as well as permitting Fund shareholders to pursue the same investment goal in an ETF that has a lower management fee and an estimated lower total annual expense ratio than the Fund), noting that (a) investors in an ETF typically are only subject to capital gains taxes on their investment in the ETF after they sell their ETF shares, whereas, the sale of portfolio securities by a mutual fund can create capital gains within the mutual fund that generally would be a taxable distribution to all shareholders of the mutual fund, even if the shareholders may have an unrealized loss on the overall mutual fund investment, consequently, the potential tax efficiency of an active ETF over a mutual fund should be more appealing to current and potential investors, (b) the flexibility offered by secondary market liquidity for ETF shares will give shareholders the opportunity to act on purchase and sale decisions immediately, rather than once a day, (c) the Acquiring ETFs’ portfolio managers will have more flexibility to keep the portfolios more fully invested than typical mutual funds since ETFs are not required to redeem shares directly from retail shareholders and, as a result, portfolio managers generally do not have to maintain a certain level of cash in order to maintain liquidity for redemptions, and (d) the use of in-kind transactions allows for more efficient portfolio management for the Acquiring ETFs and may help reduce portfolio transaction costs compared to those of the Fund; (5) the Funds’ historical performance record, noting that if the respective Reorganization is approved, the Acquiring ETF will assume the performance history of the Fund; (6) the terms and conditions of each Reorganization and whether the Reorganization would result in dilution of shareholder interests, noting that the terms and conditions were reasonable and that there would be no dilution of shareholder interests; (7) that each proposed Reorganization will be submitted to the shareholders of the Fund for their approval; (8) that shareholders of the Funds who do not wish to become shareholders of the corresponding Acquiring ETFs may sell or exchange their Fund shares before the Reorganization; (9) the current shareholder base of each Fund, noting a significant portion of the Fund’s shareholders were believed to hold shares through Qualifying Accounts; (10) the potential alternatives for Fund shareholders holding their shares through Non-Qualifying Accounts, noting that Qualifying Accounts are offered by BNY Brokerage Services; (11) the tax consequences of the Reorganizations, noting that the Reorganizations will not be a taxable event (except with respect to shares that are redeemed, in whole or in part, and cash received in lieu of fractional shares, if any, in connection with the Reorganization) for federal income tax purposes based on an opinion of counsel; and (12) the costs to be incurred by the Funds in connection with the respective Reorganization, concluding that the costs of the Reorganization to be incurred by the Fund did not outweigh the potential benefits to Fund shareholders resulting from the Reorganization (e.g., permitting Fund shareholders to pursue the same investment goal in an ETF that has a lower management fee and an estimated lower total annual expense ratio than the Fund and the ability of Fund shareholders to benefit from certain potential advantages offered by ETFs, including lower portfolio transaction costs, greater tax efficiency, and the ability to purchase and sell shares throughout the trading day at the then-prevailing market price on an exchange).  In addition, the Fund Trust’s Board noted that certain shareholder services and privileges available through the Funds would not be available through the Acquiring ETFs; however, the Fund Trust’s Board determined the benefits of each Reorganization outweighed the loss of the availability of these services and privileges through the Acquiring ETFs.
For the reasons described above, the Fund Trust’s Board, which is comprised entirely of Independent Board Members, unanimously determined, on behalf of each Fund, that the respective Reorganization, is in the best interests of the Fund and approved the Reorganization on behalf of the Fund.

INFORMATION ABOUT THE REORGANIZATIONS
Plan of Reorganization.  The following is a brief summary of the terms of the Plan, with respect to each Reorganization, which is attached to this Combined Prospectus/Proxy Statement as Exhibit A.  The Plan provides that, subject to the requisite approval of a Fund’s shareholders, the corresponding Acquiring ETF will acquire the assets of the Fund in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities on December 11, 2026, or such other date as may be agreed upon by the parties (the “Closing Date”).2  In exchange for their Fund shares, Fund shareholders will receive corresponding Acquiring ETF shares (and cash in lieu of fractional shares, if any), cash, or Wealth shares of Dreyfus Government Cash Management.  As soon as conveniently practicable after the Closing Date, each Fund will liquidate.
The number of Acquiring ETF shares to be received by shareholders holding Fund shares through Qualifying Accounts will be determined by dividing the aggregate value of the Fund shares held in each Qualifying Account by the initial net asset value of one Acquiring ETF share, as of the scheduled close of trading on the floor of the NYSE (usually at 4:00 p.m., Eastern time) on the Closing Date.  Portfolio securities of the Funds will be valued in accordance with the valuation procedures of the Acquiring ETFs, which are and shall be consistent with those of the Funds and are described in the corresponding Acquiring ETF’s Prospectus and Statement of Additional Information, or such other valuation procedures mutually agreed upon by the Fund and the Acquiring ETF.
Fractional Fund shares held in Qualifying Accounts and shares held in Non-Qualifying Accounts will be redeemed or exchanged prior to the Reorganization, as described in more detail below.
●
Approximately one to two business days before each Reorganization, any fractional shares held by shareholders through a Qualifying Account will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.
●
Approximately three to four weeks before each Reorganization, Fund shares held through Fund Direct Accounts will be redeemed for cash equal in value to the aggregate net asset value of such Fund shares at that time.
●
Approximately three to four weeks before each Reorganization, Fund shares held in Fund Direct BNY-Sponsored Retirement Accounts will be exchanged for Wealth shares of Dreyfus Government Cash Management equal in value to the aggregate net asset value of such Fund shares at that time.
●
Immediately before each Reorganization, Fund shares held through Non-Accommodating Brokerage Accounts or Non-Accommodating Retirement Accounts will be redeemed for cash equal in value to the aggregate net asset value of such Fund shares at that time.
Before the Closing Date, each Fund will have declared a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest

2
If deemed advisable by management, a Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the
Reorganization to approximate the net asset value per share of the corresponding Acquiring ETF. If a share split is effected, the Closing Date is expected to be on or about December 18, 2026.

income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforwards).  Any such distribution will be taxable to Fund shareholders who hold shares in taxable accounts.
After each Reorganization, the respective Fund will cease operations and will be terminated as a series of the Fund Trust.  All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void.  Corresponding Acquiring ETF shares distributed to accounts of Fund shareholders will be reflected on the books of the Acquiring ETF as uncertificated, book-entry shares.  The Acquiring ETFs will not issue share certificates in the Reorganization.
Under applicable legal and regulatory requirements, none of the Funds’ shareholders will be entitled to exercise objecting shareholders’ appraisal rights (i.e., to demand the fair value of their shares in connection with a Reorganization).  Therefore, shareholders will be bound by the terms of the respective Reorganization under the Plan.  However, any Fund shareholder may redeem or exchange his or her Fund shares prior to the Reorganization without the imposition of any charges or fees.  The Plan with respect to a Fund may be amended at any time prior to the respective Reorganization by the Fund Trust’s Board or the ETF Trust II’s Board.  Each Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration.  The obligations of the Fund Trust, on behalf of a Fund, and the ETF Trust II, on behalf of the corresponding Acquiring ETF, under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund Trust, on behalf of the Fund, and the ETF Trust II, on behalf of the Acquiring ETF.  An additional condition to each Reorganization that may not be waived is that each Fund and the corresponding Acquiring ETF receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund’s shareholders, or the Acquiring ETF as a result of the Reorganization (except with respect to shares that are redeemed, in whole or in part, in connection with the respective Reorganization).  A copy of the opinion will be filed with the Commission and will be available for public inspection after the Closing Date of each Reorganization.  The Plan with respect to each Fund and corresponding ETF may be terminated and abandoned by the Board of the Fund Trust or the Board of the ETF Trust II at any time prior to the Closing Date (and notwithstanding any vote of a Fund’s shareholders), if circumstances should develop that, in the opinion of the respective Board, make proceeding with the Reorganization inadvisable.
Because of the anticipated benefits to shareholders of each Fund as a result of the respective Reorganization, each Fund will bear the expenses relating to the Reorganization, whether or not the Reorganization is approved.  The total expenses of the Reorganizations, including legal and accounting expenses, printing, postage, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately the amounts set forth in the table below.  In addition to use of the mail, proxies may be solicited personally or by telephone, and each Fund may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals.  The chart below also sets forth an estimate of the number of months after each Reorganization occurs that holders of each Fund's Class M shares and Investor shares would start to realize the Acquiring ETF's lower total annual expense ratio (based on the current estimate of the expenses of each Reorganization and the pro rata share of those expenses for each class of each Fund).  The Acquiring ETFs will not bear any direct costs associated with the respective Reorganizations.

Fund Name	Approximate Cost in U.S. Dollars	Approximate Cost as a % of the Value of the Fund's Average Daily Net Assets	Estimated Number of Months to Recoup Costs of the Reorganization
International Fund	$350,000	0.15%	Class M Shares: 5.12 Investor Shares: 2.99
Small Cap Fund	$356,000	0.27%	Class M Shares: 5.87 Investor Shares: 4.04

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by a Fund or corresponding Acquiring ETF to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either Fund or the corresponding Acquiring ETF or on any of their respective shareholders.  Each Fund and the corresponding Acquiring ETF will bear their respective portfolio transaction costs, if any, including those associated with the respective Reorganization.  See “—Sale of Portfolio Securities” below.
By approving the respective Reorganization, Fund shareholders also are, in effect, agreeing to the corresponding Acquiring ETF’s investment objective and policies, investment advisory and distribution arrangements, ability to rely on an exemptive order and related no-action relief to use a manager of managers approach, Board composition, and independent registered public accounting firm.  If a Reorganization is not approved by Fund shareholders, the Fund Trust’s Board will consider other appropriate courses of action with respect to the Fund, including continuing to operate as the Fund currently does.
Federal Income Tax Consequences.  With respect to each Reorganization, the exchange of Fund assets for Acquiring ETF shares and the Acquiring ETF’s assumption of the Fund’s liabilities, and the Fund’s distribution of those shares (and cash in lieu of fractional shares, if any) is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the respective Fund and the corresponding Acquiring ETF will receive the opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquiring ETFs, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes:
(a)
The acquisition by the Acquiring ETF of all of the assets of the Fund, as provided for in the Plan, in exchange for Acquiring ETF shares and the assumption by the Acquiring ETF of all of the liabilities of the Fund, followed by the distribution by the Fund to Fund shareholders of the Acquiring ETF shares (and cash in lieu of fractional shares, if any) in complete liquidation of the Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Fund and the Acquiring ETF each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
(b)
No gain or loss will be recognized by the Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring ETF in exchange solely for Acquiring ETF shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.
(c)
No gain or loss will be recognized by the Acquiring ETF upon the receipt by it of all of the assets of the Fund in exchange solely for the assumption of all of the liabilities of the Fund and issuance of the Acquiring ETF shares pursuant to Section 1032(a) of the Code.
(d)
No gain or loss will be recognized by the Fund upon the distribution of the Acquiring ETF shares and cash in lieu of fractional shares, if any, to Fund shareholders holding Fund shares through accounts that may hold Acquiring ETF shares in complete liquidation (in pursuance of the Plan) of the Fund pursuant to Section 361(c)(1) of the Code.
(e)
The tax basis of the assets of the Fund received by the Acquiring ETF will be the same as the tax basis of such assets in the hands of the Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Fund on the transfer pursuant to Section 362(b) of the Code.
(f)
The holding periods of the assets of the Fund in the hands of the Acquiring ETF will include the periods during which such assets were held by the Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Acquiring ETF have the effect of reducing or eliminating the holding period with respect to an asset.
(g)
No gain or loss will be recognized by the Fund shareholders upon the exchange of all of their Fund shares solely for Acquiring ETF shares (except with respect to cash, if any, received) pursuant to Section 354(a) of the Code.
(h)
The aggregate tax basis of the Acquiring ETF shares received by a Fund shareholder (except for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(i)
The holding period of the Acquiring ETF shares received by a Fund shareholder will include the holding period of the Fund shares exchanged therefor, provided that the Fund shareholder held the Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(j)
The consummation of the Reorganization will not terminate the taxable year of the Fund.  The part of the taxable year of the Fund before the Reorganization and part of the taxable year of the Acquiring ETF after the Reorganization will constitute a single taxable year of the Acquiring ETF.
  Notwithstanding the aforementioned opinions, the opinion of Morgan, Lewis & Bockius LLP may state that no opinion is expressed with respect to shareholders whose shares are redeemed, in whole or in part, in connection with each Reorganization.
The Funds and the Acquiring ETFs have not sought a tax ruling from the Internal Revenue Service (“IRS”).  The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position.  Fund shareholders should consult their tax advisors regarding the effect, if any, of the respective Reorganization in light of their individual circumstances.  Because the foregoing discussion relates only to the federal income tax consequences of each Reorganization, Fund shareholders also should consult their tax advisors as to state and local tax consequences, if any, of the respective Reorganization.

Capital Loss Carryforwards.  The Funds had capital loss carryforwards as follows:
Fund	As of the Fiscal Year End August 31, 2025	As of April 30, 2026
International Fund	$48.5 million	$6.8 million
Small Cap Fund	None	None

No capital loss carryforwards are anticipated to be lost as a result of any Reorganization.
Sale of Portfolio Securities.  No portfolio repositioning (i.e., sale of securities) is expected in connection with the Reorganizations. However, if any such portfolio repositioning were to occur, management expects that it will be done by the corresponding Acquiring ETF after the Reorganization.  Such portfolio transitioning would be completed through cash transactions, in-kind transactions with APs, or a combination of both, as determined by BNY ETF Adviser, based on, among other factors, tax consequences to shareholders.
Each Fund may buy and sell securities in the normal course of its operations, any transaction costs for which would be borne by the Fund.  Any sales of portfolio securities by the Fund will be subject to any restrictions imposed by the Code with respect to the tax-free nature of the respective Reorganization.
Interest of Certain Persons in the Reorganizations.  BNY ETF Adviser may be deemed to have an interest in the Reorganizations because it will become investment adviser to the Acquiring ETFs and will receive management fees from the Acquiring ETFs for its services as investment adviser.  NIMNA and Newton Limited may be deemed to have an interest in the Reorganizations because they will become the sub-adviser and sub-sub-adviser to the Acquiring ETFs and NIMNA will receive fees for its services as sub-adviser (which will be paid by BNY ETF Adviser).
Required Vote and Board’s Recommendation
The Fund Trust’s Board has approved the Plan and the Reorganization with respect to each Fund and has determined that (1) participation in the Reorganizations is in the best interests of each Fund and (2) the interests of shareholders of each Fund will not be diluted as a result of the Reorganization.  The affirmative vote of a majority of each Fund’s outstanding voting securities (as defined in the 1940 Act) is required to approve the respective Plan and Reorganization.  Such a majority means the affirmative vote of the holders of (a) 67% or more of the shares of a Fund present, in person or represented by proxy, at the Meeting, if the holders of more than 50% of the outstanding shares of a Fund are so present, or (b) more than 50% of the outstanding shares of a Fund, whichever is less.  Virtual attendance at the Meeting constitutes in person attendance for purposes of calculating the required vote.
THE Fund Trust’s BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD MEMBERS, unanimously RECOMMENDS THAT SHAREHOLDERS OF EACH FUND VOTE “FOR” APPROVAL OF THE RESPECTIVE PLAN AND REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING ETFs AND THE FUNDs
Information about each Acquiring ETF is incorporated by reference into this Combined Prospectus/Proxy Statement from the respective Acquiring ETF’s Prospectus and Statement of Additional Information, forming a part of the ETF Trust II’s Registration Statement on Form N-1A (File No. 333-280471).  Each Acquiring ETF’s Prospectus and Statement of Additional Information, each dated August 24, 2026, are incorporated herein by reference to Post-Effective Amendment No. 21 to the ETF Trust II’s Registration Statement on Form N-1A, filed on August 24, 2026.
Information about each Fund is incorporated by reference into this Combined Prospectus/Proxy Statement from the Fund’s Prospectus and Statement of Additional Information, forming a part of the Fund Trust’s Registration Statement on Form N-1A (File No. 333-34844).  The Funds’ Prospectus and SAI, each dated December 31, 2025, and each as amended or supplemented, is incorporated herein by reference to Post-Effective Amendment No. 79 to the Fund Trust’s Registration Statement on Form N-1A, filed on December 29, 2025.
The Funds and the Acquiring ETFs are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission.  Reports, proxy statements and other information filed by the Funds and the Acquiring ETFs may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549.  Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.
VOTING INFORMATION
Quorum, Proxies and Voting at the Meeting
A quorum is constituted for a Fund by the presence in person or by proxy of shareholders entitled to cast 30% of the votes at the Meeting.  Virtual attendance at the Meeting constitutes in person attendance for purposes of calculating a quorum.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the chairperson of the Meeting or the persons named as proxies may propose one or more adjournments or postponements of the Meeting with respect to a Fund to permit further solicitation of proxies for the Fund with respect to the proposal.  In determining whether to adjourn the Meeting with respect to the proposal for a Fund, the following factors may be considered:  the nature of the proposal, the percentage of favorable votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation.  Any adjournment will require the affirmative vote by the holders of a majority of the Fund’s shares eligible to vote that are represented at the Meeting virtually or by proxy.  If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote “FOR” the proposal in favor of such adjournment, and will vote those proxies required to be voted “AGAINST” the proposal against any adjournment.
If you hold your Fund shares directly (not through a broker-dealer or other intermediary), and if you return a signed proxy card that does not specify how you wish to vote on the proposal, your shares will be voted “FOR” the proposal.  If a proxy is properly executed and returned marked with an abstention, the Fund shares represented thereby will be considered to be present at the Meeting for the purpose of determining the existence of a quorum for the transaction of business.  Abstentions will not constitute a vote “FOR” the proposal.  For this reason, abstentions will have the effect of a “no” vote for the purpose of obtaining the requisite approval for the proposal.
Broker-dealer firms holding shares of a Fund in “street name” for the benefit of their clients will request the instructions of such clients on how to vote their shares before the Meeting.  A broker-dealer that has not received instructions from a client prior to the date specified in the broker-dealer firm’s request for voting instructions may not submit a proxy on behalf of such client’s shares with respect to the proposal.  Ordinarily, for routine matters submitted for shareholder vote, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the proposal.  However, because the proposal is considered non-routine, broker non-votes are inapplicable to this solicitation and will have no impact on establishing quorum or the votes cast for or against the proposal.
If you hold shares of a Fund through an intermediary (other than a broker-dealer) that has entered into a service agreement with the Fund or the Fund’s distributor, such intermediary may be the record holder of your shares.  At the Meeting, an intermediary will vote shares for which it receives instructions from its customers in accordance with those instructions.  A signed proxy card or other authorization by a shareholder that does not specify how the shareholder’s shares should be voted on the proposal may be deemed to authorize the intermediary to vote such shares in favor of the proposal.  Depending on its policies, applicable law or contractual or other restrictions, an intermediary may be permitted to vote shares with respect to which it has not received voting instructions from its customers.  In those cases, the intermediary may, but may not be required to, vote such shares in the same proportion as those shares for which the intermediary has received voting instructions.  Any such voted shares will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.  In cases where proportionate voting is required or permitted, a small number of shareholders could determine how the intermediary votes its customers’ Fund shares, if such other shareholders fail to vote.
If you beneficially own Fund shares that are held in “street name” through a broker-dealer or that are held of record by a bank or other intermediary, and you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend.  Therefore, you are strongly encouraged to give your broker-dealer, bank or intermediary specific instructions as to how you want your shares to be voted.
With respect to BNY-sponsored retirement accounts (each, a “BNY Retirement Account”), the relevant Retirement Custodial Account Agreement governing the BNY Retirement Account requires BNY Mellon, as the custodian of the BNY Retirement Account, to vote Fund shares held in such BNY Retirement Account in accordance with the BNY Retirement Account shareholder’s instructions.  However, if no voting instructions are received, BNY Mellon may vote Fund shares held in the BNY Retirement Account in the same proportions as the Fund shares for which voting instructions are received from other BNY Retirement Account shareholders.  Therefore, if a BNY Retirement Account shareholder does not provide voting instructions prior to the Meeting, BNY Mellon will vote the BNY Retirement Account shares “FOR”, “AGAINST” or “ABSTAIN” in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other BNY Retirement Account shareholders.
With respect to Fund shares for which BNYIA or its affiliates have voting authority, such shares will be voted in accordance with such firms’ proxy voting policies and procedures.
The affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act, and as described above, is required to approve the respective Plan and Reorganization.
In addition to the use of the mail, proxies may be solicited personally or by telephone, and the Funds may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals.

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder’s identity.  Any Fund shareholder giving a proxy by telephone or electronically may revoke it at any time before it is exercised by sending a written notice of revocation to the proxy tabulator at the address listed on the proxy card, by submitting a new proxy to the Fund or by attending the Meeting and voting virtually.
Ownership of Shares.  To the knowledge of the Funds, the following table shows the persons owning, as of August 3, 2026, either of record or beneficially, 5% or more of the Class M and Investor shares, as applicable, of each Fund.  There were no outstanding shares of the Acquiring ETFs on the record date, as the Acquiring ETFs had not yet commenced operations.

	% of Outstanding Shares
Name and Address	Before Reorganization*	After Reorganization**

BNY Mellon International Fund—Class M Shares

SEI Private Trust One Freedom Valley Drive Oaks, PA 19456-9989	99.2892%	89.4804%

BNY Mellon International Fund—Investor Shares

SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	26.7529%	2.4456%

Charles Schwab & Company Inc 211 Main Street San Francisco, CA 94105	22.5031%	2.0571%

National Financial Services LLC For Exclusive Benefit Of Our Customers ATTN Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	17.0023%	1.5543%

Pershing LLC PO BOX 2052 Jersey City, NJ 07303-2052	7.9611%	0.7278%

UBS Wm USA Spec Custody A/C EXL Ben Customers Of UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086-6761	6.3192%	0.5777%

Wells Fargo Clearing Services 2801 Market St Saint Louis, MO 63103-2523	5.1405%	0.4699%

BNY Mellon Small Cap Multi-Strategy Fund—Class M Shares

SEI Private Trust One Freedom Valley Drive Oaks, PA 19456-9989	80.6071%	68.6304%

BNY Mellon PO Box 3198 Pittsburgh, PA 15230-3198	15.7885%	13.4426%

BNY Mellon Small Cap Multi-Strategy Fund—Investor Shares

National Financial Services LLC For Exclusive Benefit Of Our Customers Attention Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	17.3931%	2.9507%

Charles Schwab & Company Inc. 211 Main St San Francisco, CA 94105	16.5172%	2.8021%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	9.9653%	1.6906%

Morgan Stanley Smith Barney LLC For The Exclusive Benefit Of Its Customers 1 New York Plaza Floor 12 New York, NY 10004-1901	7.7409%	1.3132%
SEI Private Trust Company 1 Freedom Valley Dr Oaks, PA 19456	5.7338%	0.9727%

*
If each Reorganization is approved by the respective Fund’s shareholders, Investor shares of the Fund will be converted into Class M shares (without a charge)  approximately three to four weeks before the respective Reorganization.  In addition, approximately two weeks before the respective Reorganization, each Fund may, if deemed advisable by management of BNYIA, effect a share split (either forward or reverse) to approximate the net asset value per share of the corresponding Acquiring ETF.  After such share split (if any), any fractional shares held by shareholders will be redeemed at the current net asset value, and the Fund will distribute the redemption proceeds in cash to those shareholders.  The redemption of fractional shares is expected to occur approximately one to two business days before the respective Reorganization.
**
The Acquiring ETFs will only offer one class of shares.  “After Reorganization” numbers reflect the shareholder’s estimated ownership of the Acquiring ETF based on the shareholder’s ownership of the class of the corresponding Fund as of August 3, 2026.
A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the fund.  As of August 3, 2026, no shareholder of a Fund was deemed a “control person” of the Fund.
As of August 3, 2026 Board members and officers of the Fund Trust and the ETF Trust II, as a group, owned less than 1% of each Fund’s or each Acquiring ETF’s outstanding shares, respectively.
FINANCIAL STATEMENTS AND EXPERTS
The audited financial statements of each Fund (File No. 811-09903) are incorporated herein by reference to the Funds’ Form N-CSR for the fiscal year ended August 31, 2025, filed on October 29, 2025.  The unaudited financial statements of each Fund are incorporated herein by reference to the Funds’ Form N-CSR for the fiscal period ended February 28, 2026, filed on April 30, 2026.  The audited financial statements of each Fund for its fiscal year ended August 31, 2025 have been incorporated herein by reference in reliance upon the reports of KPMG LLP, independent registered public accounting firm for the Funds, and upon the authority of KPMG LLP as an expert in accounting and auditing.
A fund’s financial highlights are intended to help you understand a fund’s financial performance for the past five fiscal years or, if shorter, the period of the fund’s operations.  The Funds’ financial highlights are included in the Funds’ prospectus, which is incorporated by reference herein. The financial highlights for the Funds have been derived from the Funds’ financial statements, which have been audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the Form N-CSR.  In addition, each Fund’s unaudited financial highlights reflecting the six-month period ended February 28, 2026 are included in the corresponding Acquiring ETF’s prospectus, which is also incorporated by reference herein.
The Acquiring ETFs currently have no assets or liabilities. Each Acquiring ETF will commence operations upon the completion of the respective Reorganization and will continue the operations of the corresponding Fund.  For this reason, financial statements of the Acquiring ETFs and pro forma financial statements of the Acquiring ETFs have not been included herein.  The Acquiring ETFs will adopt the financial history, including the financial highlights, of the Class M shares of the corresponding Fund following the Reorganizations.  The Funds will be the accounting survivors in each Reorganization.
NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES
Please advise the Funds, in care of BNY Institutional Department, P.O. Box 534442 Pittsburgh, PA 15253-4442, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Combined Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.
IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.  THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING VIRTUALLY ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR OTHERWISE VOTE PROMPTLY.

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of July 28, 2026 (the “Agreement”), by and between BNY MELLON FUNDS TRUST (the “Fund Trust”), a Massachusetts business trust, on behalf of its series, and classes thereof listed on Schedule A (each a “Mutual Fund”), and BNY MELLON ETF TRUST II (the “ETF Trust”), a Massachusetts business trust, on behalf of its corresponding series listed on Schedule A (each an “Acquiring ETF”).
This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and Section 1.368-2(g) of the treasury regulations promulgated under the Code (the “Treasury Regulations”).  The reorganization will consist of (a) the transfer of all of the assets of the Mutual Fund to the Acquiring ETF in exchange for shares of beneficial interest, no par value per share, of the Acquiring ETF (“Acquiring ETF Shares”), and the assumption by the Acquiring ETF of the liabilities of the Mutual Fund as described herein, and (b) the distribution, after the Closing Date hereinafter referred to, of the Acquiring ETF Shares to the shareholders of the Mutual Fund in liquidation of the Mutual Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).
WHEREAS, the Mutual Fund is a series of the Fund Trust, a registered, open-end management investment company, and the Acquiring ETF is a series of the ETF Trust, a registered, open-end management investment company, and the Mutual Fund owns securities which are assets of the character in which the Acquiring ETF is permitted to invest;
WHEREAS, the Mutual Fund is authorized to issue shares of beneficial interest divided into one or more classes (“Mutual Fund Shares”);
WHEREAS, the Acquiring ETF is authorized to issue Acquiring ETF Shares;
WHEREAS, the Mutual Fund and the Acquiring ETF intend that for United States federal income tax purposes the Reorganization contemplated by this Agreement constitutes a “reorganization” within the meaning of Section 368(a) of the Code;
WHEREAS, the Fund Trust’s Board has determined that the Reorganization is in the best interests of the Mutual Fund and that the interests of the Mutual Fund’s existing shareholders will not be diluted as a result of the Reorganization; and
WHEREAS, the ETF Trust’s Board has determined that the Reorganization is in the best interests of the Acquiring ETF and, there being no existing shareholders of the Acquiring ETF, that the Reorganization will not result in dilution of the Acquiring ETF’s shareholders’ interests.
NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:
THE REORGANIZATION.
1.1
Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Mutual Fund agrees to assign, transfer and convey to the Acquiring ETF all of the assets of the Mutual Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever.  The Acquiring ETF agrees in exchange therefor (a) to deliver to the Mutual Fund the number of Acquiring ETF Shares determined as set forth in paragraph 2.2; and (b) to assume the liabilities of the Mutual Fund, as set forth in paragraph 1.4.  Such transactions shall take place at the closing (the “Closing”) as of the close of business on the closing date (the “Closing Date”), provided for in paragraph 3.1.  In lieu of delivering certificates for the Acquiring ETF Shares, the Acquiring ETF shall credit the Acquiring ETF Shares to the Mutual Fund’s account on the books of the Acquiring ETF and shall deliver a confirmation thereof to the Mutual Fund.
1.2
The assets of the Mutual Fund to be acquired by the Acquiring ETF shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other assets belonging to the Mutual Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Mutual Fund approved by The Bank of New York Mellon, administrator and fund accountant for the Mutual Fund and Acquiring ETF, as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Mutual Fund’s prior audited period (the “Assets”).
1.3
Prior to the Closing, fractional Mutual Fund Shares and Mutual Fund Shares held through accounts that are not permitted to hold Acquiring ETF Shares will be redeemed or exchanged as follows:
(a)  Approximately one to two business days before the Closing, shareholders holding Mutual Fund Shares through accounts that may hold Acquiring ETF Shares will receive cash equal to the net asset value of any fractional shares of the Mutual Fund held at that time.
(b)  Immediately prior to the Closing, shareholders holding Mutual Fund Shares held in brokerage accounts with financial intermediaries that only allow the shareholder to hold shares of mutual funds in the account will receive cash equal to the net asset value of such Mutual Fund Shares at that time.
(c)  Immediately prior to the Closing, shareholders holding Mutual Fund Shares held through an individual retirement account or group retirement plan whose plan sponsor does not have the ability to hold shares of exchange traded funds on its platform will receive cash equal to the net asset value of such Mutual Fund Shares at that time.
(d)  Approximately three to four weeks before the Closing, shareholders holding Mutual Fund Shares in an account directly with the Mutual Fund at its transfer agent, BNY Mellon Transfer, Inc. (except as provided paragraph 1.3(e) below), will receive cash equal in value to the net asset value of such Mutual Fund Shares at that time.
(e)  Approximately three to four weeks before the Closing, shareholders holding Mutual Fund Shares through a BNY-sponsored retirement account directly with the Mutual Fund at its transfer agent, BNY Mellon Transfer, Inc., will receive Wealth shares of Dreyfus Government Cash Management equal in value to the net asset value of such Mutual Fund Shares at that time.
The Mutual Fund shall permit shareholders to transfer ownership from an account that is not permitted to hold Acquiring ETF Shares to an account that may hold Acquiring ETF Shares upon request prior to the applicable redemption or exchange date noted above.
1.4
The Mutual Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date.  The Acquiring ETF shall assume all of the Mutual Fund’s liabilities and obligations in existence on the Closing Date, whether known or unknown, contingent or otherwise.
1.5
Delivery of the Mutual Fund’s Assets shall be made on the Closing Date to The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, the Acquiring ETF’s custodian (the “Custodian”), for the account of the Acquiring ETF, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring ETF free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring ETF.
1.6
The Mutual Fund will pay or cause to be paid to the Acquiring ETF any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring ETF hereunder.  The Mutual Fund will transfer to the Acquiring ETF any distributions, rights or other assets received by the Mutual Fund after the Closing Date as distributions on or with respect to the securities transferred.  Such assets shall be deemed included in the Assets transferred to the Acquiring ETF on the Closing Date and shall not be separately valued.
1.7
As soon after the Closing Date as is conveniently practicable, the Mutual Fund will distribute pro rata to holders of record of the Mutual Fund’s shares the Acquiring ETF Shares received by the Mutual Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the Commonwealth of Massachusetts and federal securities laws.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring ETF Shares then credited to the account of the Mutual Fund on the books of the Acquiring ETF to accounts on the share records of the Acquiring ETF in the names of Mutual Fund shareholders and representing the respective pro rata number of the Acquiring ETF Shares due such Mutual Fund shareholders.  All issued and outstanding shares of the Mutual Fund simultaneously will be canceled on the books of the Mutual Fund and will be null and void.  Acquiring ETF Shares distributed to Mutual Fund shareholders will be reflected on the books of the Acquiring ETF as uncertificated, book-entry shares; the Acquiring ETF will not issue share certificates in the Reorganization.
1.8
Notwithstanding anything to the contrary herein, fractional Acquiring ETF Shares will not be issued.  If the calculation of the pro rata distribution amount of Acquiring ETF Shares to any Mutual Fund shareholder results in fractional shares, such Mutual Fund shareholder will receive an amount in cash equal to the net asset value of the fractional Acquiring ETF Shares immediately before the Closing.
1.9
Ownership of Acquiring ETF Shares will be shown on the books of the Acquiring ETF’s transfer agent.  Acquiring ETF Shares will be issued in the manner described in the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement.
1.10
Any reporting responsibility of the Mutual Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Mutual Fund up to and including the Closing Date and such later date on which the Mutual Fund’s existence is terminated.
1.11
As soon as practicable after the Closing Date, the Fund Trust shall provide the Acquiring ETF with copies of all books and records that pertain to the Mutual Fund that the Acquiring ETF is required to maintain under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules of the Commission thereunder.
VALUATION.
1.12
The value of the Mutual Fund’s Assets to be acquired, and the amount of the Mutual Fund’s known liabilities to be assumed, by the Acquiring ETF hereunder shall be computed as of the scheduled close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures approved by the Board of the ETF Trust or such other valuation procedures as shall be mutually agreed upon by the parties hereto.
1.13
The number of Acquiring ETF Shares to be issued shall be determined by dividing the aggregate value of the Mutual Fund Shares determined using the same valuation procedures referred to in paragraph 2.1, by the initial net asset value of one Acquiring ETF Share, as set by the officers of the ETF Trust on the Valuation Date.
1.14
All computations of value shall be made in accordance with the regular practices of The Bank of New York Mellon as fund accountant for the Mutual Fund and the Acquiring ETF.
CLOSING AND CLOSING DATE.
The Closing Date shall be December 11, 2026, or such other date as the parties, through their duly authorized officers, may mutually agree.1  All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided.  The Closing shall be held at 5:00 p.m., Eastern time, at the offices of The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, or such other time and/or place as the parties may mutually agree.
1.15
The Fund Trust shall direct the Custodian to deliver at the Closing a certificate of an authorized officer stating that the Mutual Fund’s Assets have been delivered in proper form to the Acquiring ETF on the Closing Date.  The Mutual Fund’s portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian.  The cash to be transferred by the Mutual Fund shall be delivered to the Custodian for the account of the Acquiring ETF by wire transfer of federal funds, or such other method as shall be mutually agreed upon by the parties hereto, on the Closing Date.
1.16
If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Mutual Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Mutual Fund is impracticable, the Closing Date

 1           If deemed advisable by management, a Mutual Fund may effect a share split (either forward or reverse) approximately two weeks in advance of the Reorganization to approximate the net asset value per share of the corresponding Acquiring ETF.  If a share split is effected, the Closing Date with respect to such Mutual Fund is expected to be December 18, 2026, or such other date as the parties, through their duly authorized officers, may mutually agree.

shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.
1.17
The Fund Trust shall direct the Mutual Fund’s transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Mutual Fund shareholders and the number and percentage ownership of outstanding shares owned by each such Mutual Fund shareholder immediately prior to the Closing (for the avoidance of doubt, this does not include information regarding any Mutual Fund shareholder whose Mutual Fund Shares are redeemed immediately prior to the Closing as described in paragraph 1.3).  The ETF Trust shall direct the Acquiring ETF’s transfer agent to issue and deliver to the Fund Trust’s Secretary a confirmation evidencing the number of Acquiring ETF Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund Trust that the appropriate number of Acquiring ETF Shares have been credited to the Mutual Fund’s account on the books of the Acquiring ETF.
At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.
1.18
If the Mutual Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Mutual Fund by the Mutual Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Mutual Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring ETF or the Custodian, including broker confirmation slips.
REPRESENTATIONS AND WARRANTIES.
1.19
The Fund Trust, on behalf of the Mutual Fund, represents and warrants to the ETF Trust, on behalf of the Acquiring ETF, as follows:
(a)  The Mutual Fund is a duly established and designated series of the Fund Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.
(b)  The Fund Trust is registered under the 1940 Act as an open-end management investment company, and the Mutual Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.  The Mutual Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.
(c)  The current prospectus and statement of additional information of the Mutual Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
(d)  The Mutual Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund Trust’s Amended and Restated Agreement and Declaration of Trust (the “Fund Trust’s Declaration”), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund Trust is a party on behalf of the Mutual Fund or by which the Mutual Fund is bound, nor will the execution, delivery and performance of this Agreement by the Mutual Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund Trust is a party on behalf of the Mutual Fund or by which the Mutual Fund is bound.
The Mutual Fund has no material contracts or other commitments that will be terminated with liability to the Mutual Fund on or prior to the Closing Date.
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Mutual Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and by state securities laws.
(e)  No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Fund Trust’s knowledge threatened against the Mutual Fund or any of the Mutual Fund’s properties or assets which, if adversely determined, would materially and adversely affect the Mutual Fund’s financial condition, the conduct of the Mutual Fund’s business or the ability of the Mutual Fund to carry out the transactions contemplated by this Agreement.  The Fund Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Mutual Fund’s business or the Mutual Fund’s ability to consummate the transactions contemplated herein.
The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Mutual Fund for each of the Mutual Fund’s five most recent fiscal years ended August 31 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring ETF) fairly reflect the financial condition of the Mutual Fund as of such dates, and there are no known contingent liabilities of the Mutual Fund as of such dates not disclosed therein.
Since August 31, 2025, there has not been any material adverse change in the Mutual Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Mutual Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.4 and 4.1(h) hereof.
(f)  At the Closing Date, all federal and other tax returns and reports of the Mutual Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Fund Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns.  As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

For each taxable year of its operation, the Mutual Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income Tax under Section 852 of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code.  The Mutual Fund currently qualifies, and shall continue to qualify for the period beginning on the first day of its current taxable year and ending on the Closing Date, as a regulated investment company under the Code. The Mutual Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. The Mutual Fund has maintained since its formation an August 31st fiscal year-end for U.S. federal income tax purposes, and has never changed such August 31st fiscal year-end for U.S. federal income tax purposes, by for example, filing Internal Revenue Service Form 1128 “Application to Adopt, Change, or retain a Tax Year”.
All issued and outstanding shares of the Mutual Fund are, and at the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Mutual Fund.  All of the issued and outstanding shares of the Mutual Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4.  The Mutual Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Mutual Fund’s shares, nor is there outstanding any security convertible into any of the Mutual Fund’s shares.
On the Closing Date, the Mutual Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring ETF will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring ETF.
(g)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund Trust’s Board and, subject to the approval of the Mutual Fund shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund Trust, on behalf of the Mutual Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
(h)  The information to be furnished by the Fund Trust, on behalf of the Mutual Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.
(i)  The Registration Statement, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Fund Trust and the Mutual Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Fund Trust and the Mutual Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

1.20
The ETF Trust, on behalf of the Acquiring ETF, represents and warrants to the Fund Trust, on behalf of the Mutual Fund, as follows:
The Acquiring ETF is a duly established and designated series of the ETF Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.
(a)  The ETF Trust is registered under the 1940 Act as an open-end management investment company, and, at the Closing Date, the Acquiring ETF’s shares will be registered under the 1933 Act, and such registrations will be in full force and effect.  The Acquiring ETF will be in compliance in all material respects with the 1940 Act and the rules and regulations thereunder at the Closing Date.
At the Closing Date, the current prospectus and statement of additional information of the Acquiring ETF will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
The Acquiring ETF is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the ETF Trust’s Declaration of Trust (the “ETF Trust’s Declaration”) or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the ETF Trust is a party on behalf of the Acquiring ETF or by which the Acquiring ETF is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring ETF result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the ETF Trust is a party on behalf of the Acquiring ETF or by which the Acquiring ETF is bound.
No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring ETF of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.
No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the ETF Trust’s knowledge threatened against the Acquiring ETF or any of the Acquiring ETF’s properties or assets which, if adversely determined, would materially and adversely affect the Acquiring ETF’s financial condition, the conduct of the Acquiring ETF’s business or the ability of the Acquiring ETF to carry out the transactions contemplated by this Agreement.  The ETF Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring ETF’s business or the Acquiring ETF’s ability to consummate the transactions contemplated herein.
There shall be no issued and outstanding shares of the Acquiring ETF prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be an affiliate of the Acquiring ETF) in order to commence operations of the Acquiring ETF.  The Initial Shares have been or will be redeemed by the Acquiring ETF prior to the Closing Date for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring ETF in a non-interest bearing account.

All issued and outstanding shares of the Acquiring ETF will be, at the Closing Date, duly authorized and validly issued, fully paid, and non-assessable by the Acquiring ETF.  The Acquiring ETF does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring ETF Shares, nor is there outstanding any security convertible into any Acquiring ETF Shares.
The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the ETF Trust’s Board and, subject to the approval of the Mutual Fund’s shareholders, this Agreement will constitute the valid and legally binding obligation of the ETF Trust, on behalf of the Acquiring ETF, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring ETF, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring ETF, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.  No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Mutual Fund furnished to the Acquiring ETF by the Fund Trust.
(b)  No consideration other than the Acquiring ETF Shares (and the Acquiring ETF’s assumption of the Mutual Fund’s liabilities) will be issued in exchange for the Mutual Fund’s Assets in the Reorganization.
The Acquiring ETF is, and will be at the time of Closing, a newly created series without assets (other than the seed capital provided in exchange for Initial Shares) and without liabilities, and, prior to the Closing, will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations). The Initial Shares have been or will be redeemed by the Acquiring ETF prior to the Closing Date for the price for which they were issued, and any price paid for the Initial Shares shall have been held by the Acquiring ETF only in a non-interest bearing account.
The ETF Trust has filed a post-effective amendment to its registration statement on Form N-1A for the purpose of registering the Acquiring ETF under the 1940 Act.
COVENANTS OF THE ETF TRUST AND THE FUND TRUST, ON BEHALF OF THE ACQUIRING ETF AND THE MUTUAL FUND, RESPECTIVELY.
The Acquiring ETF and the Mutual Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions in the case of the Mutual Fund and redemptions of the Initial Shares in the case of the Acquiring ETF.
1.21
The Fund Trust will call a meeting of the Mutual Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

1.22
Subject to the provisions of this Agreement, the Fund Trust, on behalf of the Mutual Fund, and the ETF Trust, on behalf of the Acquiring ETF, will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
1.23
As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund Trust shall furnish the Acquiring ETF, in such form as is reasonably satisfactory to the Acquiring ETF, a statement of the earnings and profits of the Mutual Fund for federal income tax purposes which will be carried over to the Acquiring ETF as a result of Section 381 of the Code and which will be certified by the Fund Trust’s President or its Vice President and Treasurer.
1.24
The Fund Trust, on behalf of the Mutual Fund, will provide the Acquiring ETF with information reasonably necessary for the preparation of the Registration Statement.
The Acquiring ETF agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
1.25
The Fund Trust, on behalf of the Mutual Fund, covenants that the Mutual Fund is not acquiring the Acquiring ETF Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
1.26
As soon as is reasonably practicable after the Closing, the Mutual Fund will make a liquidating distribution to Mutual Fund shareholders consisting of the Acquiring ETF Shares received at the Closing.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ETF.
The obligations of the Acquiring ETF to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Mutual Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
1.27
All representations and warranties of the Fund Trust, on behalf of the Mutual Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
1.28
The Fund Trust shall have delivered to the Acquiring ETF a statement of the Mutual Fund’s assets and known liabilities, together with a list of the Mutual Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund Trust’s Treasurer.
1.29
The Fund Trust shall have delivered to the Acquiring ETF on the Closing Date a certificate executed in the Fund Trust’s name by the Fund Trust’s President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring ETF, to the effect that the representations and warranties of the Fund Trust, on behalf of the Mutual Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring ETF shall reasonably request.
1.30
The Fund Trust’s Board, all the members of which are not “interested persons” (as defined in the 1940 Act) of the Fund Trust, has determined that the transactions contemplated by this

Agreement are in the best interests of the Mutual Fund and that the interests of the existing Mutual Fund shareholders would not be diluted as a result of such transactions.
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MUTUAL FUND.
The obligations of the Mutual Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring ETF of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
1.31
All representations and warranties of the ETF Trust, on behalf of the Acquiring ETF, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
The ETF Trust shall have delivered to the Mutual Fund on the Closing Date a certificate executed in the ETF Trust’s name by the ETF Trust’s President or Vice President and its Treasurer, in form and substance satisfactory to the Mutual Fund, to the effect that the representations and warranties of the ETF Trust, on behalf of the Acquiring ETF, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Mutual Fund shall reasonably request.
The ETF Trust’s Board, all the members of which are not “interested persons” (as defined in the 1940 Act) of the ETF Trust, has determined that the transactions contemplated by this Agreement are in the best interests of the Acquiring ETF and, there being no existing shareholders of the Acquiring ETF, that the interests of the existing shareholders of the Acquiring ETF would not be diluted as a result of such transactions.
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MUTUAL FUND AND THE ACQUIRING ETF.
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Mutual Fund or the Acquiring ETF, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
1.32
This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Mutual Fund in accordance with the provisions of the Fund Trust’s Declaration and the 1940 Act.  Notwithstanding anything herein to the contrary, neither the Mutual Fund nor the Acquiring ETF may waive the condition set forth in this paragraph 8.1.
On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Mutual Fund or the Acquiring ETF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Mutual Fund or the Acquiring ETF, provided that either party hereto may for itself waive any of such conditions.

Each of the Registration Statement and the post-effective amendment to the registration statement on Form N-1A for the purpose of registering the Acquiring ETF under the 1940 Act shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
The Mutual Fund and Acquiring ETF shall have received an opinion of Morgan, Lewis & Bockius LLP substantially to the effect that the Reorganization, for federal income tax purposes:
(a)
The acquisition by the Acquiring ETF of all of the assets of the Mutual Fund, as provided for in the Agreement, in exchange for Acquiring ETF Shares and the assumption by the Acquiring ETF of all of the liabilities of the Mutual Fund, followed by the distribution by the Mutual Fund to Mutual Fund shareholders of the Acquiring ETF Shares (and cash in lieu of fractional shares, if any) in complete liquidation of the Mutual Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Mutual Fund and the Acquiring ETF each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
(b)
No gain or loss will be recognized by the Mutual Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring ETF in exchange solely for Acquiring ETF Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.
(c)
No gain or loss will be recognized by the Acquiring ETF upon the receipt by it of all of the assets of the Mutual Fund in exchange solely for the assumption of all of the liabilities of the Mutual Fund and issuance of the Acquiring ETF Shares pursuant to Section 1032(a) of the Code.
(d)
No gain or loss will be recognized by the Mutual Fund upon the distribution of the Acquiring ETF Shares and cash in lieu of fractional shares, if any, to Mutual Fund shareholders holding Mutual Fund Shares through accounts that may hold Acquiring ETF Shares in complete liquidation (in pursuance of the Agreement) of the Mutual Fund pursuant to Section 361(c)(1) of the Code.
(e)
The tax basis of the assets of the Mutual Fund received by the Acquiring ETF will be the same as the tax basis of such assets in the hands of the Mutual Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Mutual Fund on the transfer pursuant to Section 362(b) of the Code.
(f)
The holding periods of the assets of the Mutual Fund in the hands of the Acquiring ETF will include the periods during which such assets were held by the Mutual Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Acquiring ETF have the effect of reducing or eliminating the holding period with respect to an asset.
(g)
No gain or loss will be recognized by the Mutual Fund shareholders upon the exchange of all of their Mutual Fund Shares solely for Acquiring ETF Shares (except with respect to cash, if any, received) pursuant to Section 354(a) of the Code.

(h)
The aggregate tax basis of the Acquiring ETF Shares received by a Mutual Fund shareholder (except for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Mutual Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(i)
The holding period of the Acquiring ETF Shares received by a Mutual Fund shareholder will include the holding period of the Mutual Fund Shares exchanged therefor, provided that the Mutual Fund shareholder held the Mutual Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
(j)
 The consummation of the Reorganization will not terminate the taxable year of the Mutual Fund.  The part of the taxable year of the Mutual Fund before the Reorganization and part of the taxable year of the Acquiring ETF after the Reorganization will constitute a single taxable year of the Acquiring ETF.
Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Mutual Fund and the Acquiring ETF will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding the aforementioned opinions, the opinion of Morgan, Lewis & Bockius LLP may state that no opinion is expressed with respect to shareholders whose shares are redeemed, in whole or in part, in connection with the Reorganization.
No opinion will be expressed as to any other U.S. federal tax issues (except those set forth in the opinion) and all state, local or foreign tax issues of any kind.  For the avoidance of doubt, no opinion will be expressed with respect to the transactions set forth in paragraph 1.3.
Notwithstanding anything herein to the contrary, neither the Acquiring ETF nor the Mutual Fund may waive the conditions set forth in this paragraph 8.5.
2.
TERMINATION OF AGREEMENT; EXPENSES.
2.1
This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund Trust or of the ETF Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Mutual Fund shareholders) if circumstances should develop that, in the opinion of the party’s Board, make proceeding with the Reorganization inadvisable.
2.2
If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Fund Trust or the ETF Trust, or shareholders of the Mutual Fund or of the Acquiring ETF, as the case may be, in respect of this Agreement, except as provided in paragraph 9.3.
2.3
Each party acknowledges that the expenses directly incurred in connection with the Reorganization will be borne by the Mutual Fund, whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by the Mutual Fund or the Acquiring ETF to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent a Reorganization from qualifying as a

“reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either the Mutual Fund or the Acquiring ETF or on any of their respective shareholders.
3.
WAIVER.
At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Fund Trust or of the ETF Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Mutual Fund or of the Acquiring ETF, as the case may be.
4.
MISCELLANEOUS.
4.1
None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.
4.2
This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof.  Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.
4.3
This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund Trust, on behalf of the Mutual Fund, and the ETF Trust, on behalf of the Acquiring ETF, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.
4.4
This Agreement may be amended only by a signed writing between the parties.
4.5
This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.
4.6
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
4.7
It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the ETF Trust or the Fund Trust, or shareholders, nominees, agents, or employees of the Acquiring ETF or the Mutual Fund personally, but shall bind only the property of the Acquiring ETF or the Mutual Fund, as the case may be, as provided in the ETF Trust’s Declaration or the Fund Trust’s Declaration.  The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring ETF or the Mutual Fund, as the case may be.

IN WITNESS WHEREOF, the Fund Trust, on behalf of the Mutual Fund, and the ETF Trust, on behalf of the Acquiring ETF, have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.
BNY MELLON FUNDS TRUST, on behalf of its series listed on Schedule A hereto
By: /s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky
Vice President

ATTEST: /s/ Lisa M. King
Lisa M. King,
Assistant Secretary

BNY MELLON ETF TRUST II, on behalf of its series listed on Schedule A hereto
By: /s/ Jeff S. Prusnofsky
Jeff S. Prusnofsky,
Vice President

ATTEST: /s/ Lisa M. King
Lisa M. King,
Assistant Secretary

Schedule A

Mutual Fund and share classes	Reorganized with and into the Acquiring ETF[2]
BNY Mellon International Fund Class M and Investor	BNY Mellon Active International Equity ETF
BNY Mellon Small Cap Multi-Strategy Fund Class M and Investor	BNY Mellon Small Cap ETF

2           The Acquiring ETF will offer a single class of shares without a separate share class designation. If the Reorganization is approved by Mutual Fund shareholders, Investor shares of the Mutual Fund will be converted into Class M shares (without a contingent deferred sales charge or other charge).  The share class conversion is expected to occur approximately three to four weeks before the Reorganization.

Exhibit B
Comparison of Fundamental Investment Restrictions of
the Acquiring ETF and the Fund

	Acquiring ETF	Fund
	The Acquiring ETF may not…	Except as indicated below, each Fund may not…
Borrowing	Borrow money, except to the extent permitted under the 1940 Act.
Borrow money . . . except that . . . the fund may borrow money in an amount not exceeding one-third of the fund’s total assets at the time of such borrowing . . . .  The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money . . . .

Senior Securities
Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the fund’s borrowing policies or otherwise to the extent permitted under the 1940 Act.

Issue senior securities as defined in the 1940 Act . . . except that . . . the fund may issue multiple classes of shares.  The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the . . . issuance of senior securities.

Commodities
Invest in physical commodities, except that the fund may purchase and sell commodity-linked or index-linked structured notes, commodity-related ETFs or ETNs, options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements, and other derivative instruments.

Purchase or sell commodities, except that the fund may enter into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

Issuer Diversification
With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

Purchase with respect to 75% of the fund’s total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Industry Concentration
Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Purchase any securities which would cause more than 25% of the value of the fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this Fundamental Policy, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.) For purposes of this Fundamental Policy, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

Lending Portfolio Securities; Loans
Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund’s total assets) or as otherwise permitted by the Commission.

Make loans or lend securities, if as a result thereof more than one-third of the fund's total assets would be subject to all such loans.  For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans. Any loans of portfolio securities will be made according to guidelines established by the Commission and the board.

Real Estate
Purchase, hold or deal in real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

Underwriting	Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.
Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the fund's investment program may be deemed an underwriting.

EXHIBIT C
INFORMATION ABOUT BOARD MEMBERS OF THE BNY MELLON ETF TRUST II

Name (Age) Position[1]	Year Joining the Board	Principal Occupation During Past 5 Years	Number of Investment Companies in Fund Complex[2] Overseen by Trustee	Other Public Company Board Memberships During Past 5 Years
J. Charles Cardona (70) Chairman of the Board	2024	BNY Mellon Family of Funds, Interested Director (2014 – 2018), Independent Director (2019 – Present); BNY Mellon Liquidity Funds, Director (2004 – 2024) and Chairman (2019 – 2021).	45	N/A
Kristen M. Dickey (57) Board Member	2024	Independent board director of Marstone, Inc., a financial technology company (since 2018); Lead non-executive director for Aperture Investors, LLC, an investment management firm (since 2018).	24	N/A
F. Jack Liebau, Jr. (62) Board Member	2024	Corporate director (since 2015); Managing Director at Beach Investment Counsel, a financial advisory firm (2020 – 2024).	24
Myers Industries, an industrial company, Director (since 2015) and Chairman of the Board (since 2016); STRATTEC Security Corp., an automotive power and security solutions company, Director (since 2023) and Chairman of the Board (since 2024); and Motorcar Parts of America, an automotive parts company, Director (since 2024).

Jill I. Mavro (54) Board Member	2024	Founder and President of Spoondrift Advisory, LLC, an investment management consulting company (since 2018); Managing Director at Transaction Strategies, LLC (formerly	24	GoldenTree Opportunistic Credit Fund, Director (since 2025).

		CapWGlobal, LLC), a financial technology consulting company (2020 – 2025).
Kevin W. Quinn (67) Board Member	2024	Partner at PricewaterhouseCoopers, LLC (until 2019).	24	N/A
Stacy L. Schaus (66) Board Member	2024	Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (2019 – 2021).	24	N/A
1
Each board member serves on the board’s audit and nominating committees.
2
Represents the number of separate portfolios comprising the investment companies in the "Fund Complex," including the funds, for which the board member served as of the date of this Combined Prospectus/Proxy Statement.  "Fund complex" comprises registered investment companies for which BNY ETF Adviser or an affiliate of BNY ETF Adviser serves as investment adviser.

Additional information about each ETF Trust II board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each board member possesses which the board believes has prepared them to be effective board members.  The board believes that the significance of each board member’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single board member, or particular factor, being indicative of board effectiveness.  However, the board believes that board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the board believes that its members satisfy this standard.  Experience relevant to having this ability may be achieved through a board member’s educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.
●
J. Charles Cardona – Mr. Cardona has served as the Chairman of the Board for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024.  He currently also serves as an independent board member for certain funds in the BNY Mellon Family of Funds.  Mr. Cardona was the President and a Director of The Dreyfus Corporation, the predecessor company of BNY Mellon Investment Adviser, Inc., and the Chief Executive Officer of Cash Investment Strategies, a division of Dreyfus Corp., until he retired in 2016.  From 2013 to 2016, Mr. Cardona served as Chairman of MBSC Securities Corporation, a predecessor firm to the Distributor, and he previously served as an Executive Vice President from 1997 to 2013. He also served as President of the Institutional Services Division of MBSC Securities Corporation.  He joined the Institutional Services Division in 1985 with management responsibility for all Institutional Operations and Client Service units.  Prior to joining the Institutional Services Division, he served as Assistant Director of
Sales and Services in the Dreyfus Retail Division of MBSC Securities Corporation (formerly, Dreyfus Service Corporation), which he joined in 1981.
●
Kristen M. Dickey – Ms. Dickey has served as an Independent Board Member for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. Ms. Dickey's career spans over 20 years of experience in the investment management industry, before her retirement in 2017. She served in various roles at BlackRock, Inc. over the course of her career, including as Managing Director—Global Head of Index Strategy from 2014 to 2017, Managing Director—Head of Corporate Investor Relations from 2012 to 2014 and Managing Director—Global Head of Financial Institutions Group from 1996 to 2011.  Ms. Dickey has served as the lead non-executive director for Aperture Investors, LLC, an investment management firm, since 2018.  She has also served as an independent board director of Marstone, Inc., a financial technology company, since 2018, and as a non-executive director of AIMIA, Inc. since 2022.  Ms. Dickey has served as a trustee for the New York City park nonprofits Friends of the High Line from 2006, where she is also the head of the investment committee, and the Battery Conservancy, where she is also the treasurer, since 2005 and 2011, respectively.  She has served as an advisory board member for the nonprofits Girls Who Invest and the Council for Economic Education since 2018 and 2017, respectively.

●
F. Jack Liebau, Jr. – Mr. Liebau has served as an Independent Board Member for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. Mr. Liebau has over 30 years of experience in the investment management industry.  He has served in various roles over the course of his career, including as a partner, portfolio manager and head of compliance at Primecap Management Co.  from 1986 to 2003, president, portfolio manager and head of compliance at Liebau Asset Management from 2003 to 2011, portfolio manager and partner at Davis Advisors from 2011 to 2013, President and Chief Executive Officer at Roundwood Asset Management from 2013 to 2015, Managing Director at Beach Investment Counsel from 2020 to 2024, and a private investor and corporate director since 2015.  Mr. Liebau has served as a board member of numerous organizations, including as a director of media company Media General from 2008 to 2009, a director of defense firm Herley Industries from 2010 to 2011, a corporate director of automotive aftermarket retailer Pep Boys from 2015 to 2016, a director of industrial company Myers Industries since 2015 and the Chairman of the Board of Myers Industries since 2016, the Non-Executive Chairman of the Board of information technology and investigations firm Special Investigations Limited Company since 2017, an independent director of S3 Software, an unlisted software company serving media companies, since 2020, a director of automotive power and security solutions company STRATTEC Security Corp. since 2023 and the Chairman of the Board of STRATTEC Security Corp. since 2024, and a director of automotive parts company Motorcar Parts of America since 2024.

●
Jill I. Mavro – Ms. Mavro has served as an Independent Board Member for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. She brings over 30 years of experience in the asset management industry, having held a variety of leadership roles throughout her career. From 1995 to 2018, Ms. Mavro was with State Street Global Advisors (SSGA), where she initially worked in the asset servicing division from 1995 to 1997 before transitioning to the asset management division from 1997 to 2018. During her tenure, she held several senior positions, ultimately serving as Senior Managing Director, responsible for developing and managing strategic relationships with the firm’s largest clients. Ms. Mavro is currently President and Founder of Spoondrift Advisory, LLC, an investment management consulting firm, since 2018. She also currently serves as an independent trustee for GoldenTree Opportunistic Credit Fund since 2025. From 2020 to 2025, she was a Managing Director at Transaction Strategies, LLC (formerly CapWGlobal, LLC). Her board service includes past and present roles with several organizations: Sectoral Asset Management from 2013 to 2015, Women in ETFs, Inc. since 2013, and the Overseers Board of Beth Israel Deaconess

Medical Center since 2014. She also served on the SPDR Executive Committee at SSGA from 2014 to 2018.

●
Kevin W. Quinn – Mr. Quinn has served as an Independent Board Member for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. Mr. Quinn gained over 35 years of experience in the audit, tax and accounting field before his retirement in 2019.  He served as a partner at PricewaterhouseCoopers, LLC from 1997 to 2019. He is a Certified Public Accountant and holds the Chartered Financial Analyst designation from the CFA Institute.  Mr. Quinn has also served as trustee as part of the Catholic Charities – Archdiocese of Boston, MA from 2001 to 2013, Mutual Funds Against Cancer from 2003 to 2008 and INROADS, an organization that seeks to promote ethnic and racial diversity in the corporate workplace, from 1997 to 2000.

●
Stacy L. Schaus – Ms. Schaus has served as an Independent Board Member for the funds in the BNY Mellon ETF Trust since 2020 and the funds in the BNY Mellon ETF Trust II since 2024. Ms. Schaus has over 37 years of experience in the financial and investment management industries.  She served as a vice president at Merrill Lynch Capital Markets from 1981 to 1989, as the founder and Chief Executive Officer/Chief Operating Officer of Hewitt Financial Services, a registered investment adviser and brokerage, from 1992 to 2006, as the President of the Hewitt Series Trust from 1992 to 2006, as Executive Vice President—Defined Contribution Practice Founder at PIMCO Investment Management from 2006 to 2018, and has served as the founder and Chief Executive Officer of the Schaus Group LLC, a consulting firm, since 2019.  Ms. Schaus has served as a board member of several organizations, including as a board member of the nonprofit Financial Planning Association from 2005 to 2007, the founder and chairwoman of the nonprofit Defined Contribution Institutional Investment Association from 2010 to 2012 and the chairwoman (from 2018 to 2020) and executive committee member (from 2018 to 2021) of the nonprofit Employee Benefit Research Institute.  She has served as a member of the financial technology committee of the nonprofit Society of Actuaries since 2019 and as an advisory board member of A&P Capital, a consulting firm, from 2019 until 2021.

EXHIBIT D

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of each Fund and the fees and expenses of the corresponding Acquiring ETF on a pro forma basis after giving effect to the proposed respective Reorganization is included in the “Comparison of the Acquiring ETFs and the Funds” section of this Combined Prospectus/Proxy Statement.

The Reorganizations will not result in a material change to the respective Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring ETF.  In particular, each security held by a Fund is eligible to be held by the corresponding Acquiring ETF.  As a result, a schedule of investments for the Funds modified to show the effects of the change are not required and are not included.

There are no material differences in accounting policies of the Funds as compared to those of the Acquiring ETFs.

D-1

PROXY CARD

MEETING AGENDA on Reverse Side

BNY | INVESTMENTS

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER PROFILE:

Voter ID: XXXXXXXX Security ID: XXXXXXXX
Shares to Vote: XXXXXXXX Household ID: XXXXXXXXXX
***please call the phone number to the right for more information*

VOTE REGISTERED TO:

NAME
ADDRESS
CITY, STATE, ZIP CODE

VOTER CONTROL NUMBER: XXXX XXXX XXXX

BY INTERNET:

Go to the website below and enter your VOTER CONTROL NUMBER or simply scan the QR with a Smart Phone

vote.proxyonline.com

BY PHONE:

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.

1-800-581-5238

BY MAIL:

Complete the reverse side and return in the postage-paid envelope provided.

USPS Postage-Paid Envelope

BNY MELLON INTERNATIONAL FUND

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND TRUST (AS DEFINED BELOW) AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

The undersigned shareholder of BNY Mellon International Fund (the "Fund"), a series of BNY Mellon Funds Trust (the "Fund Trust"), hereby appoints Jeff Prusnofsky and Sarah S. Kelleher, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on August 26, 2026, at a Special Joint Meeting of Shareholders to be held over the Internet in a virtual meeting format only, on October 20, 2026, at 10:00 a.m. Eastern time, and at any and all postponements or adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Combined Prospectus/Proxy Statement for the Special Joint Meeting.

RECEIPT OF THE NOTICE OF THE SPECIAL JOINT MEETING AND THE ACCOMPANYING COMBINED PROSPECTUS/PROXY STATEMENT IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. PLEASE SIGN AND DATE ON REVERSE SIDE. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL SET FORTH ON THE REVERSE SIDE.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on October 20, 2026. Combined Prospectus/Proxy Statement and any additional proxy soliciting materials for this Meeting are available at www.bny.com/proxy. Please see the Combined Proxy Statement or call (800) 581-5238 for information on how to obtain directions to be able to attend and vote virtually at the Special Joint Meeting of Shareholders.

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call toll-free (800) 581-5238. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Mail ID CUSIP

PROXY CARD

BNY MELLON INTERNATIONAL FUND

NOTE: This section must be completed for your vote to be counted. PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY, If joint owners, each shareholder should sign. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any. By signing this proxy card, receipt of the accompanying Notice of Special Joint Meeting of Shareholders and Combined Prospectus/Proxy Statement is acknowledged.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR VOTE *TODAY!*

IF YOU ARE NOT VOTING BY PHONE OR OVER THE INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD AND RETURN THE PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. **If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, "FOR" the Proposal at the Special Joint Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Joint Meeting of Shareholders, and at any and all adjournments and postponements thereof.**

TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1. To approve an Agreement and Plan of Reorganization for the Fund providing for the reorganization of the Fund into BNY Mellon Active International Equity ETF.	O	O	O

THANK YOU FOR CASTING YOUR VOTE

Mail ID BAR CODE CUSIP

PROXY CARD

MEETING AGENDA on Reverse Side

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

BY INTERNET:

Go to the website below and enter your VOTER CONTROL NUMBER or simply scan the QR with a Smart Phone

vote.proxyonline.com

***VOTER PROFILE*:**

Voter ID: XXXXXXXX Security ID: XXXXXXXX

Shares to Vote: XXXXXXXX Household ID: XXXXXXXXXX

***please call the phone number to the right for more information*

***VOTE REGISTERED TO*:**

NAME
ADDRESS
CITY, STATE, ZIP CODE

VOTER CONTROL NUMBER: XXXX XXXX XXXX

BY PHONE:

Call (888) 227-9349 to reach an automated touch-tone voting line or call the number below to speak with a live representative.

1-800-581-5238

BY MAIL:

Complete the reverse side and return in the postage-paid envelope provided.

USPS Postage-Paid Envelope

BNY MELLON SMALL CAP MULTI-STRATEGY FUND

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND TRUST (AS DEFINED BELOW) AND, IF EXECUTED, WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

The undersigned shareholder of BNY Mellon Small Cap Multi-Strategy Fund (the "Fund"), a series of BNY Mellon Funds Trust (the "Fund Trust"), hereby appoints Jeff Prusnofsky and Sarah S. Kelleher, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on August 26, 2026 at a Special Joint Meeting of Shareholders to be held over the Internet in a virtual meeting format only, on October 20, 2026, at 10:00 a.m. Eastern time, and at any and all postponements or adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Combined Prospectus/Proxy Statement for the Special Joint Meeting.

RECEIPT OF THE NOTICE OF THE SPECIAL JOINT MEETING AND THE ACCOMPANYING COMBINED PROSPECTUS/PROXY STATEMENT IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. PLEASE SIGN AND DATE ON REVERSE SIDE. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL SET FORTH ON THE REVERSE SIDE.

Important Notice Regarding the Availability of Proxy Materials for the Special Joint Meeting of Shareholders to be held on October 20, 2026. Combined Prospectus/Proxy Statement and any additional proxy soliciting materials for this Meeting are available at www.bny.com/proxy. Please see the Combined Proxy Statement or call (800) 581-5238 for information on how to obtain directions to be able to attend and vote virtually at the Special Joint Meeting of Shareholders.

Questions? If you have any questions about how to vote your proxy or about the Special Meeting, please call toll-free (800) 581-5238. Representatives are available to assist you Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Mail ID BAR CODE CUSIP

PROXY CARD

BNY MELLON SMALL CAP MULTI-STRATEGY FUND

NOTE: This section must be completed for your vote to be counted. PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY, If joint owners, each shareholder should sign. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any. By signing this proxy card, receipt of the accompanying Notice of Special Joint Meeting of Shareholders and Combined Prospectus/Proxy Statement is acknowledged.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR VOTE *TODAY!*

IF YOU ARE NOT VOTING BY PHONE OR OVER THE INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD AND RETURN THE PROXY CARD PROMPTLY IN THE ENCLOSED ENVELOPE.

The votes entitled to be cast by the undersigned will be cast according to instructions given below with respect to the Proposal. **If this Proxy Ballot is executed but no instructions is given, the undersigned acknowledges that the votes entitled to be cast by the undersigned will be cast by the proxies, or any of them, "FOR" the Proposal at the Special Joint Meeting of Shareholders, and at any and all adjournments and postponements thereof. Additionally, the votes entitled to be cast by the undersigned will be cast at the discretion of the proxy holder on any other matter that may properly come before the Special Joint Meeting of Shareholders, and at any and all adjournments and postponements thereof.**

TO VOTE, MARK CIRCLE IN BLUE OR BLACK INK. Example: ●

PROPOSAL:	FOR	AGAINST	ABSTAIN
1. To approve an Agreement and Plan of Reorganization for the Fund providing for the reorganization of the Fund into BNY Mellon Small Cap ETF.	O	O	O

THANK YOU FOR CASTING YOUR VOTE

STATEMENT OF ADDITIONAL INFORMATION
August 28, 2026
Proposed Reorganization of
BNY MELLON INTERNATIONAL FUND BNY MELLON SMALL CAP MULTI-STRATEGY FUND (each, a Series of BNY Mellon Funds Trust)
240 Greenwich Street
New York, New York 10286
1-800-373-9387
With and Into
BNY MELLON ACTIVE INTERNATIONAL EQUITY ETF BNY MELLON SMALL CAP ETF (each, a Series of BNY Mellon ETF Trust II)
240 Greenwich Street
New York, New York 10286
1-833-ETF-BNYM
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated August 28, 2026 relating specifically to the proposed transfer of the assets and liabilities of BNY International Fund and BNY Mellon Small Cap Multi-Strategy Fund (each, a “Fund” and together, the “Funds”), each a series of BNY Mellon Funds Trust (the “Fund Trust”), in exchange for whole shares of BNY Mellon Active International Equity ETF and BNY Mellon Small Cap ETF (each, an “Acquiring ETF” and together, the “Acquiring ETFs”), respectively, each a newly created series of BNY Mellon ETF Trust II (the “ETF Trust II”).  The transfer is to occur pursuant to the respective Agreement and Plan of Reorganization.  This Statement of Additional Information consists of this cover page and the following documents attached hereto:
1.
The Acquiring ETFs’ Statement of Additional Information dated August 24, 2026.
  The Funds’ Statement of Additional Information dated December 31, 2025 (EDGAR Accession No. 0000030146-25-000188).
  The Funds’ audited financial statements included in Form N-CSR for the fiscal year ended August 31, 2025 (EDGAR Accession No. 0000030146-25-000099).
  The Funds’ unaudited financial statements included in Form N-CSR for the fiscal period ended February 28, 2026 (EDGAR Accession No. 0000030146-26-000215).

DOCUMENTS INCORPORATED BY REFERENCE
The Acquiring ETFs’ Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 21 to the ETF Trust II’s Registration Statement on Form N-1A, filed on August 24, 2026 (File No. 333-280471)
The Funds’ Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 79 to the Fund Trust’s Registration Statement on Form N-1A, filed on December 29, 2025 (File No. 333-34844).  The audited financial statements of the Fund (File No. 811-09903) are incorporated herein by reference to the Funds’ report on Form N-CSR for its fiscal year ended August 31, 2025, filed on October 29, 2025 (File No. 333-34844).  The unaudited financial statements of the Fund are incorporated herein by reference to the Funds’ report on Form N-CSR for the fiscal period ended February 28, 2026, filed on April 30, 2026 (File No. 333-34844).

Notes

0958-0959-PROXY-26

PART C: OTHER INFORMATION

Item 15. Indemnification:

(a)
The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b)
As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing
1

of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

(c)
The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d)
Notwithstanding any provisions in the Registrant's Declaration of Trust and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the U.S. Securities and Exchange Commission:
In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.
The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.
(e)
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been
2

advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

(1)(a)
Agreement and Declaration of Trust of BNY Mellon ETF Trust II (the "Registrant" or the "Trust"), dated June 24, 2024 (the "Declaration of Trust"), is incorporated herein by reference to Exhibit (a)(1) to the Registrant's initial registration statement on Form N-1A (File Nos. 333-280471 and 811-23977), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0002025968-24-000004 on June 26, 2024 ("Initial Form N-1A").

(1)(b)
Registrant's Amended and Restated Agreement and Declaration of Trust, dated September 9, 2024, is incorporated herein by reference to Exhibit (a)(2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-280471 and 811-23977), as filed with the SEC via EDGAR Accession No. 0002025968-24-000011 on October 11, 2024 ("Pre-Effective Amendment No. 1").

(1)(c)
Registrant's Amended and Restated Agreement and Declaration of Trust, dated October 7, 2024, is incorporated herein by reference to Exhibit (a)(4) to Pre-Effective Amendment No. 1.

(1)(d)
Certificate of Designation to the Declaration of Trust, dated March 17, 2026, relating to BNY Mellon Active International Equity ETF and BNY Mellon Small Cap ETF, is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 15 to the Registrant's registration statement on Form N-1A (File Nos. 333-280471 and 811-23977), as filed with the SEC via EDGAR Accession No. 0000030146-26-000170 on April 8, 2026.

(2)(a)
Registrant's By-Laws, adopted June 24, 2024, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 1 to the Registrant's registration statement on Form N-1A (File no. 333-280471 and 811-23977), as filed with the SEC via Edgar Accession No. 0002025968-24-000029 on November 20, 2024 ("Post-Effective Amendment No. 1").

(2)(b)
Registrant’s By-Laws, as amended August 12, 2025, are incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 11 to the Registrant's registration statement on Form N-1A (File no. 333-280471 and 811-23977), as filed with the SEC via Edgar Accession No. 0000030146-25-000063 on October 6, 2025 ("Post-Effective Amendment No. 11").

(3)
Not applicable.

(4)
Agreement and Plan of Reorganization is filed as Exhibit A to the Prospectus/Proxy Statement incorporated herewith.
3

(5)(a)
See Articles IV and VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust, dated October 7, 2024, which are incorporated by reference as Exhibit (1)(c) above.

(5)(b)
See Articles IX and XII of the Registrant's By-Laws, as amended August 12, 2025, which are incorporated by reference as Exhibit (2)(b) above.

(6)(a)
Management Agreement between the Registrant and BNY Mellon ETF Investment Adviser, LLC is incorporated herein by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 1.

(6)(b)
Revised Schedule 1 to the Management Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 21 to the Registrant’s registration statement on Form N-1A (File No. 333-280471 and 811-23977), as filed with the SEC via Edgar Accession No. 0000030146-26-000369 on August 24, 2026 ("Post-Effective Amendment No. 21").

(6)(c)
Sub-Investment Advisory Agreement between BNY Mellon ETF Investment Adviser, LLC and Newton Investment Management North America, LLC, (the "NIMNA Sub-Advisory Agreement") is incorporated herein by reference to Exhibit (d)(3) to Pre-Effective Amendment No. 1.

(6)(d)
Revised Schedule 1 to the NIMNA Sub-Advisory Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 21.

(6)(e)
Sub-Sub-Investment Advisory Agreement between Newton Investment Management North America, LLC and Newton Investment Management Limited (the "Sub-Sub-Investment Advisory Agreement")  is incorporated herein by reference to Exhibit (d)(4) to Pre-Effective Amendment No. 1.

(6)(f)
Revised Schedule 1 to the Sub-Sub-Investment Advisory Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (d)(9) to Post-Effective Amendment No. 21.

(6)(g)
Letter Agreement between BNY Mellon ETF Investment Adviser, LLC and Newton Investment Management North America, LLC (the "Letter Agreement") is incorporated herein by reference to Exhibit (d)(5) to Pre-Effective Amendment No. 1.

(6)(h)
Revised Schedule 1 to the Letter Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 21.

(7)(a)
Distribution Agreement between the Registrant and BNY Mellon Securities Corporation is incorporated herein by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 1.

(7)(b)
Revised Exhibit A to the Distribution Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 21.

(7)(c)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 1.
4

(8)
Not applicable.

(9)(a)
Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) to Pre-Effective Amendment No. 1.

(9)(b)
First Amendment to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 1.

(9)(c)
Second Amendment to the Custody Agreement is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 11.

(9)(d)
Third Amendment to the Custody Agreement is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 18 to the Registrant's registration statement on Form N-1A (File No. 333-280471 and 811-23977), as filed with the SEC via Edgar Accession No. 0000030146-26-000274 ("Post-Effective Amendment No. 18").

(9)(e)
Form of Fourth Amendment to the Custody Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 21.

(10)(a)
Plan of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m) to Pre-Effective Amendment No. 1.

(10)(b)
Revised Schedule A to the Plan of Distribution, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 21.

(11)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, regarding the legality of the securities being registered is incorporated herein by reference to Exhibit 11 to the Registrant's initial Form N-14 (File No. 333-297792), as filed with the SEC via Edgar Accession No. 0002071844-26-000889 on July 29, 2026 ("Initial Form N-14").

(12)
Form of Opinion of Counsel, Morgan, Lewis & Bockius LLP, regarding tax matters is incorporated herein by reference to Exhibit 12 to Initial Form N-14.

(13)(a)
Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 2 to the Registrant's registration statement on Form N-1A (File no. 333-280471 and 811-23977), as filed with the SEC via Edgar Accession No. 0002025968-24-000015 on October 21, 2024.

(13)(b)
First Amendment to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 1.

(13)(c)
Second Amendment to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 11.

(13)(d)
Third Amendment to the Fund Administration and Accounting Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 18.

(13)(e)
Form of Fourth Amendment to the Fund Administration and Accounting Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active
5

International Equity ETF, is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 21.

(13)(f)
Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1.

(13)(g)
First Amendment to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 1.

(13)(h)
Second Amendment to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 11.

(13)(i)
Third Amendment to the Transfer Agency and Service Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 18.

(13)(j)
Form of Fourth Amendment to Transfer Agency and Service Agreement, reflecting the addition of BNY Mellon Small Cap ETF and BNY Mellon Active International Equity ETF, is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 21.

(13)(k)
Form of Rule 12d1-4 Fund of Funds Investment Agreement is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 1.

(14)
Consent of independent registered public accounting firm, KPMG LLP, is filed herewith.

(15)
Not applicable.

(16)
Powers of Attorney are incorporated herein by reference to Exhibit 16 to Initial Form N-14.

(17)
Not applicable.

(18)
Not applicable.

Item 17. Undertakings:

(1)
The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.
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SIGNATURES

As required by the Securities Act of 1933, as amended, this amendment to the registration statement has been signed on behalf of the Registrant, and the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933, in the City of New York, and State of New York on the 27th day of August 2026.

BNY Mellon ETF Trust II

By:	/s/ Lisa M. King
Lisa M. King
Vice President and Assistant Secretary

As required by the Securities Act of 1933, as amended, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David DiPetrillo*	President (Principal Executive Officer)	August 27, 2026
David DiPetrillo
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	August 27, 2026
James Windels
/s/ J. Charles Cardona*	Chairman of the Board	August 27, 2026
Charles Cardona
/s/ Kristen M. Dickey*	Board Member	August 27, 2026
Kristen M. Dickey
/s/ F. Jack Liebau, Jr.*	Board Member	August 27, 2026
F. Jack Liebau, Jr.
Jill I. Mavro*	Board Member	August 27, 2026
Jill Mavro
/s/ Kevin W. Quinn*	Board Member	August 27, 2026
Kevin W. Quinn
/s/ Stacy L. Schaus*	Board Member	August 27, 2026
Stacy L. Schaus
*By: /s/ Lisa M. King
Lisa M. King Attorney-in-Fact

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EXHIBIT INDEX

Exhibit No.
Exhibit

(14)	Consent of independent registered public accounting firm, KPMG LLP